                                                           Statement No. 2-76358
                                                                        811-3409

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-3

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 35

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 35

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
            ---------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                           (Name of Insurance Company)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
          (Address of Insurance Company's Principal Executive Offices)

    INSURANCE COMPANY'S TELEPHONE NUMBER, INCLUDING AREA CODE: (860) 277-0111
    -------------------------------------------------------------------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Managers
            The Travelers Money Market Account for Variable Annuities
                                One Tower Square
                           HARTFORD, CONNECTICUT 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  ___________________

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485.
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   X       on May 1, 2002 pursuant to paragraph (b) of Rule 485.
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           60 days after filing pursuant to paragraph (a)(1) of Rule 485.
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           on ___________ pursuant to paragraph (a)(1) of Rule 485.
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           75 days after filing pursuant to paragraph (a)(2).
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           on ___________ pursuant to paragraph (a)(2) of Rule 485.
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If appropriate check the following box:

-------    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

Universal Annuity

PROSPECTUS

This prospectus describes Universal Annuity, a flexible premium variable annuity Contract (the “Contract”) issued by The Travelers Insurance Company (the “Company, “our” “us” or “we”).

The Contract’s value will vary daily to reflect the investment experience of the funding options (referred to as “subaccounts” in your contract) you select and the interest credited to the Fixed (Flexible Annuity) Account. The variable funding options (sometimes called “subaccounts”) are:

Managed Separate Accounts

Travelers Growth and Income Stock Account	(“Account GIS”)
Travelers Money Market Account	(“Account MM”)
Travelers Quality Bond Account	(“Account QB”)
Travelers Timed Aggressive Stock Account	(“Account TAS”)
Travelers Timed Growth and Income Stock Account	(“Account TGIS”)
Travelers Timed Short-Term Bond Account	(“Account TSB”)

Travelers Fund U For Variable Annuities

Capital Appreciation Fund	Salomon Brothers Variable Series Fund Inc.
Dreyfus Stock Index Fund	Capital Fund
High Yield Bond Trust	Investors Fund
Managed Assets Trust	Small Cap Growth Fund
Alliance Variable Products Series Fund, Inc.	Travelers Series Trust
Premier Growth Portfolio — Class B	Disciplined Mid Cap Stock Portfolio
CitiStreet Funds, Inc.	MFS Mid Cap Growth Portfolio
CitiStreet Diversified Bond Fund – Class I	Social Awareness Stock Portfolio
CitiStreet International Stock Fund – Class I	U.S. Government Securities Portfolio
CitiStreet Large Company Stock Fund – Class I	Utilities Portfolio
CitiStreet Small Company Stock Fund – Class I	Travelers Series Fund Inc.
Dreyfus Variable Investment Fund	Alliance Growth Portfolio
Small Cap Portfolio — Initial Shares	MFS Total Return Portfolio
Franklin Templeton Variable Insurance	Smith Barney Aggressive Growth Portfolio
Products Trust	Smith Barney Large Capitalization Growth
Franklin Small Cap Fund — Class 2	Portfolio
Templeton Global Asset Allocation Fund — Class 1	Variable Insurance Products Fund (Fidelity)
Templeton Growth Securities Fund — Class 1	Equity - Income Portfolio — Initial Class
Greenwich Street Series Fund	Growth Portfolio — Initial Class
Appreciation Portfolio	High Income Portfolio — Initial Class
Fundamental Value Portfolio	Variable Insurance Products Fund II (Fidelity)
Janus Aspen Series	Asset Manager Portfolio — Initial Class
International Growth Portfolio — Service Shares	Variable Insurance Products Fund III (Fidelity)
Putnam Variable Trust	Mid Cap Portfolio — Service Class 2
Putnam VT International Growth Fund — Class IB
Shares
Putnam VT Small Cap Value Fund — Class IB Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9406 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

TABLE OF CONTENTS

Index of Special Terms	2	Income Options	31
Summary	3	Miscellaneous Contract Provisions	31
Fee Table	6	Right to Return	31
Condensed Financial Information	12	Termination of Individual Contract	32
The Annuity Contract	12	Termination of Group Contract or Account	32
Contract Owner Inquiries	12	Distribution from One Account to Another	33
Purchase Payments	12	Required Reports	33
Accumulation Units	12	Change of Contract	33
The Variable Funding Options	13	Assignment	33
The Fixed Account	17	Suspension of Payments	34
Charges and Deductions	17	Other Information	34
General	17	The Insurance Company	34
Withdrawal Charge	18	Financial Statements	34
Free Withdrawal Allowance	19	Distribution of Variable Annuity Contracts	34
Administrative Charge	19	Conformity with State and Federal Laws	34
Mortality and Expense Risk Charge	19	Voting Rights	34
Variable Funding Option Expenses	19	Legal Proceedings and Opinions	35
Premium Tax	20	The Separate Accounts	36
Charges in Taxes Based Upon Premium or Value	20	Performance Information	36
Tactical Asset Allocation Services Fees	20	Federal Tax Considerations	37
Managed Separate Account: Management and Fees	20	General Taxation of Annuities	37
Transfers	21	Types of Contracts: Qualified or Nonqualified	37
Dollar-Cost Averaging	22	Nonqualified Annuity Contracts	38
Asset Allocation Advice	22	Qualified Annuity Contracts	38
Tactical Asset Allocation Services	23	Penalty Tax for Premature Distributions	39
Tactical Asset Allocation Risks	23	Diversification Requirements	39
Access to your Money	24	Ownership of the Investments	39
Systematic Withdrawals	24	Mandatory Distributions for Qualified Plans	39
Ownership Provisions	24	Taxation of Death Benefit Proceeds	39
Types of Ownership	24	Managed Separate Accounts	40
Contract Owner	24	The Travelers Growth and Income Stock
Beneficiary	25	Account.	40
Annuitant	25	The Travelers Quality Bond Account	42
Death Benefit	26	The Travelers Money Market Account	44
Death Proceeds Before the Maturity Date	26	The Travelers Timed Growth and
Payment of Proceeds	26	Income Stock Account	46
Death Proceeds after the Maturity Date	28	The Travelers Timed Short-Term Bond Account	47
The Annuity Period	28	The Travelers Timed Aggressive Stock Account	49
Maturity Date	28	Investments at a Glance	50
Allocation of Annuity	29	Appendix A (Condensed Financial Information)	A-1
Variable Annuity	29	Appendix B (The Fixed Account)	B-1
Fixed Annuity	29	Appendix C (Contents of Statement of
Payment Options	30	Additional Information)	C-1
Election of Options	30
Annuity Options	30

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	12	Contract Year	12
Accumulation Period	12	Fixed Account	B-1
Annuitant	25	Managed Separate Account	34
Annuity Payments	28	Maturity Date	28
Annuity Unit	12	Net Investment Rate	29
Cash Surrender Value	24	Purchase Payment	12
Contingent Annuitant	25	Underlying Fund	13
Contract Date	12	Variable Funding Options	13
Contract Owner	24	Written Request	12
Contract Value	12

Summary:
Travelers Universal Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account, sometimes called The Flexible Annuity Account, that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity or income options. You may receive annuity or income payments from the variable funding options and/or the Fixed Account. If you elect variable income or annuity payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase a qualified Contract with an initial payment of at least $20, except in the case of an IRA, for which the minimum initial payment is $1,000. Under a qualified Contract, you may make additional payments of at least $20. For nonqualified Contracts, the minimum initial purchase payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a beneficiary-directed transfer of death proceeds.

Who is the Contract issued to? If you purchase an individual Contract, you are the contract owner. If a group “allocated” contract is purchased, we issue certificates to the individual participants. Where we refer to “you,” we are referring to the individual contract owner, or to the group participant, as applicable. For convenience, we refer to both contracts and certificates as “Contracts.”

We issue group contracts in connection with retirement plans. Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, (the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

Is there a right to return period? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. Please refer to Appendix B for possible restrictions between the Fixed Account and the variable funding options.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense (M&E) charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 1.25%. We also deduct a semiannual contract administrative charge of $15. Each underlying fund also charges for management costs, any applicable asset allocation fee and other expenses.

If you withdraw amounts from the Contract, we may deduct a withdrawal charge. The charge equals 5% of each purchase payment if withdrawn within 5 years of the payment date.

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

    Tactical Asset Allocation Program. If allowed, you may elect to enter into a separate Tactical Asset Allocation services agreement with registered investment advisers who provide Tactical Asset Allocation services. These agreements permit the registered investment advisers to act on your behalf by transferring all or a portion of the cash value from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account. Purchase payments are allocated to the following funding options when you participate in the Tactical Asset Allocation Program: Travelers Timed Growth and Income Stock Account; Travelers Timed Short-Term Bond Account and Travelers Timed Aggressive Stock Account. The Tactical Asset Allocation Program and applicable fees are fully described in a separate Disclosure Statement.
    Asset Allocation Advice. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. (“CFS”), an affiliate of the Company, for the purpose of receiving asset allocation advice under CFS’s CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

Accounts GIS, QB, MM, TGIS, TSB and TAS
Fund U and its Underlying Funds

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

Contingent Deferred Sales Charge
(as a percentage of purchase payments withdrawn)
If withdrawn within 5 years after the purchase payment is made	5.00%
If withdrawn 5 or more years after the purchase payment is made	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 5% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Annual Separate Account Charges

Mortality and Expense Risk Charge
(as a percentage of average net assets of Managed Separate Accounts and Fund U)	1.25%

Other Annual Charges

Semiannual Contract Administrative Charge	$15

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Each CitiStreet Funds, Inc. fund is shown twice, once with the CHART fee of 1.25% and once without.

Investment Alternative	Management Fee	Market Timing Fee	Annual Expenses

MANAGED SEPARATE ACCOUNTS
Travelers Growth and Income Stock Account for Variable Annuities (GIS)	0.63%	—	0.63%
Travelers Money Market Account for Variable Annuities (MM)	0.32%	—	0.32%
Travelers Quality Bond Account for Variable Annuities (QB)	0.32%	—	0.32%
Travelers Timed Aggressive Stock Account for Variable Annuities (TAS)	0.35%	1.25%	1.60%
Travelers Timed Growth and Income Stock Account for Variable Annuities (TGIS)	0.32%	1.25%	1.57%
Travelers Timed Short-Term Bond Account for Variable Annuities (TSB)	0.32%	1.25%	1.57%

Fund U Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Expenses (12b-1 Fees)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
Dreyfus Stock Index Fund	0.25%	—	0.01%	0.26%(1)
High Yield Bond Trust	0.50%	—	0.23%	0.73%
Managed Assets Trust	0.50%	—	0.09%	0.59%
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio - Class B*	1.00%	0.25%	0.04%	1.29%
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund — Class I	0.45%	—	0.20%	0.65%
CitiStreet International Stock Fund — Class I	0.67%	—	0.19%	0.86%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	0.12%	0.69%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	0.20%	0.77%
CitiStreet Funds, Inc.** (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	0.45%	—	1.45%	1.90%
CitiStreet International Stock Fund — Class I	0.67%	—	1.44%	2.11%
CitiStreet Large Company Stock Fund — Class I	0.57%	—	1.37%	1.94%
CitiStreet Small Company Stock Fund — Class I	0.57%	—	1.45%	2.02%
Dreyfus Variable Investment Fund
Small Cap Portfolio - Initial Shares	0.75%	—	0.04%	0.79%(1)
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2*	0.45%	0.25%	0.31%	1.01%(2)
Templeton Global Asset Allocation Fund — Class 1	0.61%	—	0.20%	0.81%
Templeton Global Income Securities Fund – Class 1**	0.63%	__	0.08%	0.71%(3)
Templeton Growth Securities Fund — Class 1	0.80%	—	0.05%	0.85%(4)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(5)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(5)
Janus Aspen Series
International Growth Portfolio — Service Shares*	0.65%	0.25%	0.06%	0.96%

Fund U Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Expenses (12b-1 Fees)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(6)
Investors Fund	0.70%	—	0.12%	0.82%(7)
Small Cap Growth Fund	0.75%	—	0.72%	1.47%(8)
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
Social Awareness Stock Portfolio	0.61%	—	0.13%	0.74%
U.S. Government Securities Portfolio	0.32%	—	0.13%	0.45%
Utilities Portfolio	0.65%	—	0.16%	0.81%
Travelers Series Fund Inc.
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(10)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(10)
Putnam Diversified Income Portfolio**	0.75%	__	0.15%	0.90%(10)
Salomon Brothers Global High Yield Bond Portfolio†	0.80%	—	0.43%	1.23%(9)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(10)
Smith Barney High Income Portfolio**	0.60%	__	0.07%	0.67%(10)
Smith Barney International All Cap Growth Portfolio†	0.90%	__	0.10%	1.00%(10)
Smith Barney Large Cap Value Portfolio†	0.65%	__	0.02%	0.67%(10)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(10)
Variable Insurance Products Fund
Equity-Income Portfolio — Initial Class	0.48%	—	0.09%	0.57%(11)
Growth Portfolio — Initial Class	0.58%	—	0.07%	0.65%(12)
High Income Portfolio — Initial Class	0.58%	—	0.12%	0.70%(13)
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	0.53%	—	0.10%	0.63%(14)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(15)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

**	Closed to new investors. It is anticipated that these Funds will be closed to all investors on or about July 17, 2002, subject to the approval of the Securities and Exchange Commission.

†	Closed to new investors.

Notes:

(1)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(2)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. For the Franklin Small Cap Fund the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Franklin Small Cap Fund — Class 2 would have been 0.53%, 0.25%, 0.31%, and 1.09%, respectively.

(3)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Global Income Securities Fund — Class 1.

(4)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Growth Securities Fund — Class 1.

(5)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(6)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(7)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(9)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001. Other Expenses includes interest expense of 0.08%. Not available to new contract holders. It is anticipated that on or about June 1, 2002 Salomon Brothers Global High Yield Portfolio will change it's name to Salomon Brothers Strategic Bond Fund.

(10)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(11)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Equity-Income Portfolio - Initial Class would have been 0.58%.

(12)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Growth Portfolio - Initial Class would have been 0.68%.

(13)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP High Income Portfolio - Initial Class would have been 0.71%.

(14)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Asset Manager Portfolio — Initial Class would have been 0.64%.

(15)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio — Service Class 2 would have been 0.94%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The example also assumes that the $15 semiannual contract administrative charge as an annual charge of 0.124% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above.

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

MANAGED SEPARATE ACCOUNTS
Travelers Growth and Income Stock Account for Variable Annuities (GIS)	70	113	158	233	20	63	108	233
Travelers Money Market Account for Variable Annuities (MM)	67	103	142	200	17	53	92	200
Travelers Quality Bond Account for Variable Annuities (QB)	67	103	142	200	17	53	92	200
Travelers Timed Aggressive Stock Account for Variable Annuities (TAS)	80	142	206	329	30	92	156	329
Travelers Timed Growth and Income Stock	80	141	205	327	30	91	155	327
Account for Variable Annuities (TGIS)	64	94	125	165	14	44	75	165
Travelers Timed Short-Term Bond Account for Variable Annuities (TSB)	80	141	205	327	30	91	155	327
Capital Appreciation Fund	72	119	169	255	22	69	119	255
Dreyfus Stock Index Fund	67	102	139	194	17	52	89	194
High Yield Bond Trust	71	116	163	244	21	66	113	244
Managed Assets Trust	70	112	156	229	20	62	106	229
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	77	133	191	300	27	83	141	300
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund —Class I	71	113	159	235	21	63	109	235
CitiStreet International Stock Fund — Class I	73	120	170	257	23	70	120	257
CitiStreet Large Company Stock Fund — Class I	71	115	161	239	21	65	111	239
CitiStreet Small Company Stock Fund — Class I	72	117	165	248	22	67	115	248
CitiStreet Funds, Inc. (Including Chart Fee)
CitiStreet Diversified Bond Fund — Class I	83	151	221	357	33	101	171	357
CitiStreet International Stock Fund — Class I	85	157	231	376	35	107	181	376
CitiStreet Large Company Stock Fund — Class I	83	152	223	361	33	102	173	361
CitiStreet Small Company Stock Fund — Class I	84	154	227	368	34	104	177	368
Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares	72	118	166	250	22	68	116	250

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	74	124	177	272	24	74	127	272
Templeton Global Asset Allocation Fund — Class 1	72	118	167	252	22	68	117	252
Templeton Global Income Securities Fund — Class 1*
Templeton Growth Securities Fund — Class 1	73	120	169	256	23	70	119	256
Greenwich Street Series Fund
Appreciation Portfolio	72	117	165	248	22	67	115	248
Fundamental Value Portfolio	72	117	165	248	22	67	115	248
Janus Aspen Series
International Growth Portfolio — Service Shares	74	123	175	267	24	73	125	267
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	76	130	186	290	26	80	136	290
Putnam VT Small Cap Value Fund — Class IB Shares	78	135	194	305	28	85	144	305
Salomon Brothers Variable Series Fund Inc.
Capital Fund	74	124	177	271	24	74	127	271
Investors Fund	72	119	168	253	22	69	118	253
Small Cap Growth Fund	79	138	200	317	29	88	150	317
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	72	119	168	254	22	69	118	254
MFS Mid Cap Growth Portfolio	73	122	173	263	23	72	123	263
Social Awareness Stock Portfolio	71	116	164	245	21	66	114	245
U.S. Government Securities Portfolio	69	107	149	214	19	57	99	214
Utilities Portfolio	72	118	167	252	22	68	117	252
Travelers Series Fund Inc.
Alliance Growth Portfolio	72	119	168	253	22	69	118	253
MFS Total Return Portfolio	72	119	168	254	22	69	118	254
Putnam Diversified Income Portfolio*
Salomon Brothers Global High Yield Portfolio**	76	131	188	294	26	81	138	294
Smith Barney Aggressive Growth Portfolio	72	119	169	255	22	69	119	255
Smith Barney High Income Portfolio*
Smith Barney International All Cap Growth Portfolio**	74	124	177	271	24	74	127	271
Smith Barney Large Cap Value Portfolio**
Smith Barney Large Capitalization Growth Portfolio	72	117	166	249	22	67	116	249
Variable Insurance Products Fund
Equity - Income Portfolio — Initial Class	70	111	155	227	20	61	105	227
Growth Portfolio — Initial Class	71	113	159	235	21	63	109	235
High Income Portfolio — Initial Class	71	115	162	240	21	65	112	240
Variable Insurance Products Fund II
Asset Manager Portfolio — Initial Class	70	113	158	233	20	63	108	233
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	73	120	171	259	23	70	121	259

______________

*	Closed to new investors. It is anticipated that these Funds will be closed to all investors on or about July 17, 2002, subject to the approval of the Securities and Exchange Commission.

**	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendix A.

THE ANNUITY CONTRACT

Travelers Universal Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. Minimum purchase payment amounts are:

    IRAs: $1,000
    Other tax-qualified retirement plans: $20 per participant (subject to plan requirements)
    Nonqualified contracts: $1,000; minimum of $100 for subsequent payment

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments received in good order within one business day, if it us received in good order by our Home Office by 4:00 p.m. Eastern time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Investment Option	Investment Objective	Investment Adviser/Subadviser
MANAGED SEPARATE ACCOUNTS
Travelers Growth and Income Stock Account	Seeks long-term accumulation of principal through capital appreciation and retention of net investment income.	Travelers Asset Management International Corporation (“TAMIC”) Subadviser: The Travelers Investment Management Company (“TIMCO”)
Travelers Money Market Account	Seeks preservation of capital, a high degree of liquidity and the highest possible current income available from certain short-term money market securities.	TAMIC
Travelers Quality Bond Account	Seeks current income, moderate capital volatility and total return.	TAMIC
Travelers Timed Aggressive Stock Account	Seeks growth of capital by investing primarily in a broadly diversified portfolio of common stocks.	TIMCO
Travelers Timed Growth and Income Stock	Seeks long-term accumulation of principal through capital appreciation and retention of net investment income.	TIMCO
Travelers Timed Short-Term Bond Account	Seeks high current income with limited price volatility.	TIMCO
FUND U FUNDING OPTIONS
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	TAMIC Subadviser: Janus Capital Corp

Investment Option	Investment Objective	Investment Adviser/Subadviser
Dreyfus Stock Index Fund	Seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor’s 500 Composite Stock Price Index	Mellon Equity Securites
High Yield Bond Trust	Seeks generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.	TAMIC
Managed Assets Trust	Seeks high total investment return through a fully managed investment policy in a portfolio of equity, debt and convertible securities.	TAMIC Subadviser: TIMCO
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management (“Alliance”)
CitiStreet Funds, Inc.
CitiStreet Diversified Bond Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in fixed income securities.	CitiStreet Funds Management, LLC. Subadviser: Western Asset Management Company; Salomon Brothers Asset Management Inc. (“SBAM”); and SSgA Funds Management, Inc. (“SSgA”)
CitiStreet International Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of established non-U.S. companies.	CitiStreet Subadviser: Bank of Ireland Asset Management (U.S.) Limited; Smith Barney Fund Management, LLC, and SsgA
CitiStreet Large Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of well-established companies.	CitiStreet Subadvisers Wellington Management Company; Putnam Investment Management, LLC and SsgA
CitiStreet Small Company Stock Fund – Class I	Seeks maximum long-term total return (capital appreciation and income) by investing primarily in common stocks of small companies.	CitiStreet Subadviser: TCW Investment Management Company; SBAM; and SsgA
Dreyfus Variable Investment Fund
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing primarily in small-cap companies with total market values of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies..	Franklin Advisers, Inc.
Templeton Global Asset Allocation Fund — Class 1	Seeks high total return. Under normal market conditions, the Fund will invest in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments.	Templeton Investment Counsel, Inc.
Templeton Global Income Securities Fund – Class 1*	Seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the Fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.	Franklin Advisers, Inc.

Investment Option	Investment Objective	Investment Adviser/Subadviser
Templeton Growth Securities Fund — Class 1	Seeks long-term capital growth. Under normal market condition, the Fund will invest at least 65% of its total assets in the equity security of companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital by investing primarily in equity securities.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
Janus Aspen Series
International Growth Portfolio — Service Shares	Seeks long-term capital growth by normally investing at least 65% of its total assets in securities of foreign issuers.	Janus Capital
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation by investing mostly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation by investing mainly in common stocks of U.S. companies with a focus on value stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	SBAM
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Growth Index.	SBAM
Travelers Series Fund Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital. Current income is only an incidental consideration. The Portfolio invests predominantly in equity securities of companies with a favorable outlook for earnings and whose rate of growth is expected to exceed that of the U.S. economy over time.	TIA Subadviser: Alliance Capital Management L.P.
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: Massachusetts Financial Services Company (“MFS”)
Putnam Diversified Income Portfolio*	Seeks high current income consistent with preservation of capital. The Portfolio will allocate its investments among the U.S. Government Sector, the High Yield Sector, and the International Sector of the fixed income securities markets.	TIA Subadviser: Putnam
Salomon Brothers Global High Yield Portfolio**	Seeks high current income. Capital appreciation is a secondary objective.	TIA Subadviser: SBAM

Investment Option	Investment Objective	Investment Adviser/Subadviser
Smith Barney Aggressive Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of companies that are experiencing, or have the potential to experience, growth of earnings, or that exceed the average earnings growth rate of companies whose securities are included in the S&P 500.	SBFM
Smith Barney High Income Portfolio*	Seeks high current income. Capital appreciation is a secondary objective. The Portfolio will invest at least 65% of its assets in high-yielding corporate debt obligations and preferred stock.	SBFM
Smith Barney International All Cap Growth Portfolio**	Seeks total return on assets from growth of capital and income by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers.	SBFM
Smith Barney Large Cap Value Portfolio**	Seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital by investing in equity securities of companies with large market capitalizations.	SBFM
The Travelers Series Trust
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks long-term capital appreciation and retention of net investment income by selecting investments, primarily common stocks, which meet the social criteria established for the Portfolio. Social criteria currently excludes companies that derive a significant portion of their revenues from the production of tobacco, tobacco products, alcohol, or military defense systems, or in the provision of military defense related services or gambling services.	SBFM
U.S. Government Securities Portfolio	Seeks to select investments from the point of view of an investor concerned primarily with the highest credit quality, current income and total return. The assets of the Portfolio will be invested in direct obligations of the United States, its agencies and instrumentalities.	TAMIC
Utilities Portfolio	Seeks to provide current income by investing in equity and debt securities of companies in the utilities industries.	SBFM
Variable Insurance Products Fund
Equity Income Portfolio — Initial Class	Seeks reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the portfolio manager will also consider the potential for capital appreciation.	Fidelity Management & Research Company (“FMR”)
Growth Portfolio — Initial Class	Seeks capital appreciation by purchasing common stocks of well-known, established companies, and small emerging growth companies, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.	FMR

Investment Option	Investment Objective	Investment Adviser/Subadviser
High Income Portfolio — Initial Class	Seeks to obtain a high level of current income while also considering growth of capital.	FMR
Variable Insurance Products Fund II
Asset Manager Portfolio —Initial Class	Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.	FMR
Variable Insurance Products III
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

*	Closed to new investors. It is anticipated that this fund will be closed to all investors on or about July 17, 2002, subject to the approval of the SEC.

**	Closed to new investors.

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix B for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a purchase payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from purchase payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.

In the case of a partial withdrawal, payments made first will be considered to be withdrawn first (“first in, first out”). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

(a)	any purchase payments to which no withdrawal charge applies; then

(b)	any remaining free withdrawal allowance (as described below) after reduction by the amount of (a); then

(c)	any purchase payments to which withdrawal charges apply (on a first-in, first-out basis); and, finally

(d)	from any Contract earnings.

Unless we receive instructions to the contrary, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

    from death proceeds;
    after the first contract year, upon election of an annuity payout (based upon life expectancy); or due to minimum distribution requirements.

The withdrawal charge will be waived if:

    an annuity payout is begun;
    an income option of at least three years’ duration (without right of withdrawal) is begun after the first contract year;
    the participant under a group Contract or annuitant under an individual Contract dies;
    the participant under a group Contract or annuitant under an individual Contract becomes disabled (as defined by the Internal Revenue Service) subsequent to purchase of the Contract;
    the participant under a group Contract, or annuitant under an individual Contract, under a tax-deferred annuity plan (403(b) plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the contract owner or participant, as provided in the plan;

    the participant under a group Contract, or annuitant under an individual Contract, under an IRA plan reaches age 70½, provided the certificate, has been in effect five years or more;
    the participant under a group Contract, or annuitant under an individual Contract, under a qualified pension or profit-sharing plan (including a 401(k) plan) retires at or after age 59½, provided the certificate or Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those under Certificates issued before May 1, 1992, the withdrawal charge will also be waived if the participant or annuitant retires at normal retirement age (as defined by the Plan), provided the Certificate or Contract, as applicable has been in effect one year or more);
    the participant under a Section 457 deferred compensation plan retires and the Certificate has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan administrator under applicable Internal Revenue Service (“IRS”) rules;
    for group Contracts, the participant under a Section 457 deferred compensation plan established by the Deferred Compensation Board of the state of New York or a “public employer” in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a plan at the termination date specified in the Contract; or
    for group Contracts, the participant under a pension or profit-sharing plan, including a 401(k) plan, Section 457 deferred compensation plan, or a tax deferred annuity plan (403(b) plan) that is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”) retires at normal retirement age (as defined by the plan) or terminates employment, provided that the contract owner purchases this Contract in conjunction with a group unallocated flexible annuity contract issued by the Company.

Free Withdrawal Allowance

Beginning in the second contract year, you may withdraw up to 10% of the cash value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

Administrative Charge

We deduct a semiannual contract administrative charge of $15 in June and December of each year for each individual account maintained. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e., calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. This charge does not apply after an annuity payout has begun. This charge will not be deducted from amounts held in the Fixed Account.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 5% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

Tactical Asset Allocation Services Fees

In connection with the Tactical Asset Allocation services provided to participants in Accounts TGIS, TSB and TAS, CitiStreet Financial Services LLC (“CFS”) receives a fee equal on an annual basis to 1.25% of the current value of the assets subject to the program. We deduct this fee daily from the assets of the Market Timed Accounts. CFS also charges a $30 tactical asset allocation application fee.

Participants may discontinue Tactical Asset Allocation services at any time and avoid any subsequent fees for those services by transferring to a non-timed account. (See “Tactical Asset Allocation Services.”)

Managed Separate Accounts: Management and Fees

The investments and administration of each managed separate account are under the direction of a Board of Managers. Subject to the authority of each Board of Managers, TIMCO and TAMIC furnish investment management and advisory services as indicated in the Investment Option Chart. Additionally, the Board of Managers for each managed separate account annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies (and submits any such changes to contract owners at an annual meeting), and takes any other actions necessary in connection with the operation and management of the managed separate accounts.

The Travelers Investment Management Company (“TIMCO”) is a registered investment adviser that has provided investment advisory services since its incorporation in 1967. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Citigroup Inc., a bank services holding company. TIMCO provides investment management and advisory services to Accounts TAS, TGIS and TSB. The fees are as follows:

Account	Annual Management Fee
Account TAS	0.35% of average daily net assets
Account TGIS	0.3233% of average daily net assets
Account TSB	0.3233% of average daily net assets

Travelers Asset Management International Company LLC (“TAMIC”) is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. TAMIC provides investment and management and advisory services to Accounts GIS, QB, and MM.

Account	Annual Management Fee
Account GIS	0.65% of the first $500,000,000, plus
0.55% of the next $500,000,000, plus
0.50% of the next $500,000,000, plus
0.45% of the next $500,000,000, plus
0.40% of amounts over $2,000,000,000
(of Account GIS’s aggregate net asset value)
Account QB	0.3233% of average daily net assets
Account MM	0.3233% of average daily net assets

TAMIC also supervises the subadvisor of Account GIS, TIMCO. According to the terms of this written subadvisory agreement, TAMIC will pay TIMCO a fee equivalent on an annual basis to the following:

Annual Subadvisory Fee		Aggregate Net Asset Value Of The Account
0.45%	of the first	$700,000,000 plus
0.275%	of the next	$300,000,000 plus
0.25%	of the next	$500,000,000 plus
0.225%	of the next	$500,000,000 plus
0.20%	of amounts over	$2,000,000,000

TIMCO also acts as investment adviser or subadviser for:

    other investment companies used to fund variable products
    individual and pooled pension and profit-sharing accounts
    affiliated companies of The Travelers Insurance Company.

TAMIC also acts as investment adviser or subadviser for:

    other investment companies used to fund variable products
    individual and pooled pension and profit-sharing accounts and domestic insurance companies affiliated with The Travelers Insurance Company nonaffiliated insurance companies.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

Asset Allocation Advice

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC, (“CFS”) an affiliate of the Company. For a fee, CFS provides asset allocation advice under its CHART Program®, which is fully described in a separate Disclosure Statement. The CHART Program may not be available in all marketing programs through which this Contract is sold.

TACTICAL ASSET ALLOCATION SERVICES

Accounts TGIS, TSB and TAS (“Market Timed Accounts”) are funding options available to individuals who have entered into tactical asset allocation services agreements (“Tactical Asset Allocation agreements”) with registered investment advisers who provide tactical asset allocation services (“registered investment advisers”). These agreements allow the registered investment advisers to act on your behalf by transferring all or a portion of your cash value units from one Market Timed Account to another. The registered investment advisers can transfer funds only from one Market Timed Account to another Market Timed Account.

You may transfer account values from any of the Market Timed Accounts to any of the other funding options. However, if you are in a Market Timed Account, and transfer all current account values and direct all future allocations to a non-timed funding option, the Tactical Asset Allocation agreements with the registered investment advisers automatically terminate. If this occurs, the registered investment advisers no longer have the right to transfer funds on your behalf. Partial withdrawals from the Market Timed Accounts do not affect the tactical asset allocation agreements.

CFS, a registered investment adviser and an affiliate of the Company, provides Tactical Asset Allocation services for a fee. The fee equals 1.25% annually of the current value of the assets subject to the program. CFS also charges a $30 program application fee. If you terminate your Tactical Asset Allocation agreement and decide to reenter an agreement, the Tactical Asset Allocation fees will be reassessed, and a new $30 application fee will be charged by CFS.

We deduct the tactical asset allocation fee from the assets of the Market Timed Accounts. Although the Tactical Asset Allocation agreements are between you and CFS, we are solely responsible for payment of the fee to CFS. On each Valuation Date, we deduct the amount necessary to pay the fee from each Market Timed Account and, in turn, pay that amount to CFS. This is the only payment method available to those who enter into Tactical Asset Allocation agreements. Individuals in the Market Timed Accounts may use unaffiliated market timing investment advisers with our approval and if such advisers agree to an arrangement substantially identical to the asset charge payment method.

Because the tactical asset allocation services are provided according to individual agreements between you and the registered investment advisers, the Boards of Managers of the Market Timed Accounts do not exercise any supervisory or oversight role for services or the related fees.

Under the asset charge payment method, the daily deductions for market timing fees are not treated by the Company as taxable distributions. (See “Federal Tax Considerations”.)

Tactical Asset Allocation Risks

If you invest in the Market Timed Accounts without a tactical asset allocation agreement, you may bear a higher proportion of the expenses associated with Separate Account portfolio turnover. In addition, those who allocate amounts to these Accounts without a Tactical Asset Allocation agreement will still have the Tactical Asset Allocation fees deducted on a daily basis. We intend to identify any such individuals and restore to their accounts, no less frequently than monthly, an amount equal to the deductions for the Tactical Asset Allocation fees. However, this restored amount will not reflect any investment experience of the fees deducted.

If you participate in a Tactical Asset Allocation agreement, you may be subject to the following additional risks: (1) higher transaction costs; (2) higher portfolio turnover rate; (3) investment return goals not being achieved by the registered investment advisers who provide Tactical Asset Allocation services; and (4) higher account expenses for depleting and, then starting up the account. Actions by the registered investment advisers, who provide tactical asset allocation services, may also increase risks generally found in any investment, i.e., the failure to achieve an investment objective, and possible lower yield. In addition, if more than one Tactical Asset Allocation strategy uses a Market Timed Account, those who invest in the Market Timed Account when others are transferred into or out of that Account by the registered investment advisers may bear part of the direct costs incurred by those individuals who were transferred. For example, if 90% of a Market Timed Account is under one tactical asset allocation strategy, and those funds are transferred into or out of that Account, those constituting the other 10% of the Market Timed Account may bear a higher portion of the expense for the transfer.

ACCESS TO YOUR MONEY

Under a group Contract, before a participant’s maturity date, we will pay all or any portion of that participant’s cash surrender value, that is, the cash value less any withdrawal charge and any premium tax not previously deducted, to the owner or participant, as provided in the plan. A group contract owner’s account may be surrendered for cash without the consent of any participant, as provided in the plan.

Under an individual Contract, the contract owner may redeem all or any portion of the cash surrender value any time before the maturity date. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the business day after we receive the surrender request at our Home Office. The cash value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59½, unless withdrawn due to separation from service, death, disability or hardship. (See “Federal Tax Considerations.”)

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect this option, you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant is not the owner, dies prior to the maturity date, and the contingent annuitant is still living;

    the death benefit will not be payable upon the annuitant's death the contingent annuitant becomes the annuitant
    all other rights and benefits will continue in effect

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

DEATH BENEFIT

Death Proceeds Before the Maturity Date

The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date our Home Office receives proof of death. All amounts will be reduced by any outstanding loans, prior withdrawals and any premium taxes due.

Individual Contract	Group Contract
If annuitant dies on or after age 75, and before the maturity date:	If participant dies on or after age 75, and before the maturity date:
Amount paid: the cash value of the Contract	Amount paid: the participant’s interest under the Contract
If annuitant dies before age 75, and before the maturity date:	If participant dies before age 75, and before the maturity date:
Amount paid: the greater of (1),(2) or (3) below:	Amount paid: the greatest of (1), (2) or (3) below:
(1) the cash value	(1) the participant’s interest
(2) total purchase payments	(2) the total purchase payments made on behalf of the participant
(3) the cash value on the most recent 5(th) multiple contract year anniversary (i.e., 5(th), 10(th), 15(th), etc.) less any withdrawals made since that anniversary before we receive proof of death.	(3) the participant’s interest on the most recent 5(th) multiple certificate year anniversary (i.e., 5(th), 10(th), 15(th), etc.) less any withdrawals made since that anniversary before we receive proof of death.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Owner (who is the annuitant)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner.		Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply*
Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution. Or unless, there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes
Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless. . .	Mandatory Payout Rules Apply (See * Above)
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the time we receive due proof of death (“death report date”). The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or
    under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are a series of periodic payments for a fixed period or a fixed amount. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 70th birthday for qualified Contracts and the annuitant’s 75th birthday for nonqualified Contracts or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant’s 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 85th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 5 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $20, we reserve the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner/participant.

Annuity Options

Option 1 — Life Annuity — No Refund: The Company will make annuity payments during the lifetime of the person on whose life the payments are based, terminating with the last payment preceding death. While this option offers the maximum periodic payment, there is no assurance of a minimum number of payments, nor is there a provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured: The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as selected, payments will be continued during the remainder of the period to the beneficiary designated. The beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the annuity began.

Option 3 — Unit Refund Life Annuity: The Company will make annuity payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the beneficiary will receive in one sum the current dollar value of the number of annuity units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment, and (b) is the product of the number of the annuity units represented by each payment and the number of payments made.

Option 4 — Joint and Last Survivor Life Annuity — No Refund: The Company will make annuity payments during the joint lifetime of the two persons on whose lives payments are based, and during the lifetime of the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor’s death.

Option 5 — Joint and Last Survivor Life Annuity — Annuity Reduces on Death of Primary Payee: The Company will make annuity payments during the lifetime of the two persons on whose lives payments are based. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 — Other Annuity Options: We will make any other arrangements for annuity payments as may be mutually agreed upon.

Income Options

Income payments are periodic payments made by the Company that are not based on the life of any person.

The cash surrender value used to determine the amount of any income payment will be calculated as of 14 days before the date an income payment is due and will be determined on the same basis as the cash surrender value during the accumulation phase, including the deduction for mortality and expense risks.

While income options do not directly involve mortality risks for the Company, an individual may elect to apply the remaining cash surrender value to provide an annuity at the guaranteed rates even though income payments have been received under an income option. Before an owner or participant makes any income option election, he or she should consult a tax adviser as to any adverse tax consequences the election might have.

Option 1 — Payments of a Fixed Amount: We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period: We will make payments for the number of years selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 — Investment Income: We will make payments for the period agreed on. The amount payable will be equal to the excess, if any, of the cash surrender value under this option over the amount applied under this option. No payment will be made if the cash surrender value is less than the amount applied, and it is possible that no payments would be made for a period of time. Payments under this option are not considered to be annuity payments and are taxable in full as ordinary income. (See “Federal Tax Considerations.”) This option will generally be inappropriate under federal tax law for periods that exceed the participant’s attainment of age 70½.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

Generally, there is no right to return for group Contracts/Certificates, including Contracts issued under the Texas Optional Retirement Program.

We will determine the cash value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination of Individual Contract

You do not need to make any purchase payments after the first to keep the Contract in effect. However, unless otherwise specified by state law, we reserve the right to terminate the Contract on any business day if the cash value as of that date is less than $500 and no purchase payments have been made for at least three years. Termination will not occur until 31 days after we have mailed notice of termination to the contract owner’s last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash value less any applicable premium tax, and less any applicable administrative charge.

Termination of Group Contract or Account

Termination by Owner — If an owner or a participant terminates an account, in whole or in part, while the Contract remains in effect; and the value of the terminated account is to be either paid in cash to you or to a participant; or transferred to any other funding vehicle, we will pay or transfer the cash surrender value of the terminated account.

If this Contract is terminated, whether or not the plan is terminated; and the owner or the participant, as provided in the plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a participant’s interest either as instructed by the owner or the participant, or under one of the options described under “Options in the Event of Termination of a Participant.”

Termination by Participant — If a participant terminates an individual account, in whole or in part, while the Contract remains in effect; and the value of the terminated individual account is to be either paid in cash to the participant, or transferred to any other funding vehicle, we will pay or transfer the cash surrender value of the terminated account.

Termination by the Company and Termination Amount — If the cash value in a participant’s individual account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, we reserve the right to terminate that account, and to move the cash value of that participant’s individual account to the owner’s account.

If the plan does not allow for this movement to the owner’s account, the cash value, less any applicable premium tax not previously deducted, will be paid to that participant or to the owner, as provided in the plan.

We reserve the right to terminate this Contract on any valuation date if:

             1.   there is no cash value in any participant’s individual account, and

             2.   the cash value of the owner’s account, if any, is less than $500, and

             3.   the premium has not been paid for at least three years.

If this Contract is terminated, the cash value of the owner’s account, if any, less any applicable premium tax not previously deducted will be paid to you.

Termination will not occur until 31 days after we have mailed notice of termination to the group contract owner or the participant, as provided in the plan, at the last known address; and to any assignee of record.

Options in the Event of Termination of a Participant — In the event that, before a participant’s maturity date, that participant terminates participation in the plan, the owner or that participant, as provided in the plan, with respect to that participant’s interest may elect:

1.	If that participant is at least 50 years of age, to have that participant’s interest applied to provide an annuity option or an income option.

2.	If the Contract is continued, to have that participant’s interest applied to continue as a paid-up deferred annuity for that participant, (i.e., the cash value remains in the Contract and the annuity becomes payable under the same terms and conditions as the annuity that would have otherwise been payable at the maturity date).

3.	To have the owner or that participant, as provided in the plan, receive that participant’s interest in cash.

4.	If that participant becomes a participant under another group contract of this same type which is in effect with us, to transfer that participant’s interest to that group contract.

5.	To make any other arrangements as may be mutually agreed on.

If this Contract is continued, any cash value to which a terminating participant is not entitled under the plan, will be moved to the owner’s account.

Automatic Benefit — In the event of termination, unless otherwise provided in the Plan, a participant’s interest will continue as a paid-up deferred annuity in accordance with option 2 above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the owner or to that participant, as provided in the plan.

Annuity Payments — Termination of this Contract or the plan will not affect payments being made under any annuity option, which began before the date of termination.

Distribution from One Account to Another Account

Under a group Contract, the owner may, as provided for in the plan, distribute the cash value from the owner’s account to one or more individual accounts. No distribution will be allowed between individual accounts.

The owner may, as required by and provided for in the plan, move the cash value from any or all individual accounts to the owner’s account without a charge.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Change of Contract

For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.

Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the contract date, and in no event will changes be made with respect to payments being made by the Company under any annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the contract date, the Company reserves the right to change the termination amount (see “Termination of Contract or Account”), the amount of certain charges and deductions, the calculation of the net investment rate and the unit values, and the annuity tables. Any change in the annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners’ accounts and individual accounts under the Contract, to only the owners’ accounts and individual accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the owner at least 90 days before the date the change is to take effect.

Assignment

The participant may not assign his or her rights under a group Contract. The owner may assign his or her rights under an individual or a group Contract if allowed by the plan.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

OTHER INFORMATION

The Insurance Company

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the insurance company and for the separate accounts are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The Contract is offered through both affiliated and non-affiliated broker dealers. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT. In addition, Tower Square Securities, Inc., an affiliate of the Company, receives additional incentive payments from the Company relating to the sale of the Contracts. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Fund U. In accordance with our view of present applicable law, we will vote shares of the underlying funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in Fund U. We will vote shares for which we have not received instructions in the same proportion as it votes shares for which it has received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the underlying funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in Fund U will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in Fund U corresponding to his or her interest in Fund U.

Accounts GIS, QB, MM, TGIS, TSB and TAS. Contract owners participating in Accounts GIS, QB, MM, TGIS, TSB or TAS will be entitled to vote at their meetings on (i) any change in the fundamental investment policies of or other policies related to the accounts requiring the owners’ approval; (ii) amendment of the investment advisory agreements; (iii) election of the members of the Board of Managers of the accounts; (iv) ratification of the selection of an independent public accountant for the accounts; (v) any other matters which, in the future, under the 1940 Act require the owners’ approval; and (vi) any other business which may properly come before the meeting.

The number of votes which each contract owner or a participant may cast, including fractional votes, shall be determined as of the date to be chosen by the Board of Managers within 75 days of the date of the meeting, and at least 20 days’ written notice of the meeting will be given.

Votes for which participants under a group Contract are entitled to instruct the owner, but for which the owner has received no instructions, will be cast by the owner for or against each proposal to be voted on only in the same proportion as votes for which instructions have been received.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

There are no pending legal proceedings affecting the Separate Account or the principal underwriter. There are no pending legal proceedings against the Company likely to have a material adverse effect on the ability of the Company to meet it’s obligations under the applicable contract.

THE SEPARATE ACCOUNTS

The Separate Accounts

Two different types of separate accounts are available to fund the Contracts described in this prospectus. The first type, Fund U, is a unit investment trust registered with the SEC under the 1940 Act. Fund U’s assets are invested exclusively in the shares of the underlying funds.

The second type of separate account available under the Contract, the “managed separate accounts,” (Accounts GIS, QB, MM, TGIS, TSB and TAS) are diversified, open-end management investment companies registered with the SEC under the 1940 Act. The assets of the managed separate accounts are invested directly in securities such as stocks, bonds or money market instruments which are compatible with the stated investment policies of each separate account. Each of the separate accounts available in connection with the Contract has different investment objectives and fundamental investment policies.

The separate accounts were established on the following dates: Fund U — May 16, 1983; Account GIS — September 22, 1967; Account QB — July 29, 1974; Account MM — December 29, 1981; Accounts TGIS and TSB — October 30, 1986; and Account TAS — January 2, 1987.

We hold the assets for the exclusive benefit of the owners of the separate accounts, according to the laws of the State of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the separate accounts, are in accordance with the Contracts, credited to or charged against the separate accounts without regard to other income, gains or losses of the Company. The assets held by the separate accounts are not chargeable with liabilities arising out of any other business that we may conduct. The obligations arising under the variable annuity contracts are obligations of the Company.

For each managed separate account, neither the investment objective nor the fundamental investment restrictions, as described in the SAI, can be changed without a vote of the majority of the outstanding voting securities of the Accounts, as defined by the 1940 Act.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, the Company may advertise several types of historical performance for the funding options of Fund U. The Company may also advertise the standardized average annual total returns of Accounts GIS, QB, MM, TGIS, TSB, TAS and Fund U, calculated in a manner prescribed by the SEC, as well as the nonstandardized total returns, as described below.

Standardized Method. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the semiannual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total returns will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000, and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get fully credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

MANAGED SEPARATE ACCOUNTS

As described earlier in this prospectus, there are various funding options available to you under your Universal Annuity Contract. You may select from several variable funding options, which are described in detail in separate prospectuses. In addition, you may choose to invest in one or more of the managed separate accounts (the “Accounts”) also offered through your Contract. Detailed information regarding these Accounts such as investment objectives, investment techniques, risk factors and management of the Accounts, is provided below. Not all funding options or Accounts may be available to you. Please refer to your Contract. There can be no assurance that the Accounts’ investment objectives will be achieved.

The Travelers Growth and Income Stock Account
for Variable Annuities (Account GIS)

Investment Adviser: TIMCO

Portfolio Manager: Sandip Bhagat

Investment Objective: Long-term accumulation of principal through capital appreciation and retention of net investment income.

Key Investments: Common stock of large U.S. companies.

Selection Process: Account GIS invests primarily in stocks of large U.S. companies representing a wide range of industries. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account GIS to mirror the overall risk, sector weightings and growth value style characteristics of the Standard & Poor’s 500 Stock Index (“S&P 500”). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

Additional Investments, Investment Strategies and Techniques: Account GIS, to a lesser extent, will invest in other securities. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

    fixed-income securities such as bonds and notes, including U.S. Government securities;
    exchange-traded stock index futures
    covered call options, put options
    foreign securities

For a complete list of all investments available to Account GIS, please refer to the “Investments at a Glance” table at the end of this section and in the SAI.

Principal Risk Factors: Account GIS is most subject to equities risk. For a complete discussion of equities risk and other risks carried by the investments of Account GIS, please refer to the “Investments, Practices and Risks” section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account GIS.

Fundamental Investment Policies

The fundamental investment policies of Account GIS permit it to:

1.	invest up to 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities;

2.	borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

3.	purchase interests in real estate represented by securities for which there is an established market;

4.	make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

5.	acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account GIS not to exceed 5% of the voting securities of any one issuer);

6.	make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts; and

7.	invest up to 5% of its assets in restricted securities (securities which may not be publicly offered without registration under the Securities Act of 1933).

The Travelers Quality Bond Account
for Variable Annuities (Account QB)

Investment Adviser: TAMIC

Portfolio Manager: F. Denney Voss

Investment Objective: Current income, moderate capital volatility and total return.

Key Investments: Investment grade debt securities and money market instruments.

Selection Process: The Account normally invests at least 80% of its assets in investment-grade bonds and debt securities (“80% investment policy”). Investment-grade bonds are those rated within the three highest categories by Standard & Poors Ratings Group, Moody’s Investors Service, Inc., or any other nationally recognized statistical rating organization, or if, unrated, determined to be of comparable quality by the adviser. The adviser expects that the Fund’s investments generally will maintain an average duration of 5 years or less. Investment in longer term obligations may be made if the manager decides that the investment yields justify a longer term commitment. No more than 25% of the value of the Account’s total assets will be invested in any one industry. The portfolio will be actively managed and, under certain market conditions, investments may be sold prior to maturity.

Additional Investments, Investment Strategies and Techniques: Account QB may invest in many types of fixed-income securities and employ various types of strategies. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

    treasury bills
    repurchase agreements
    commercial paper
    certificates of deposit
    banker’s acceptances
    bonds, notes, debentures
    convertible securities
    when-issued securities
    interest rate future contracts

Commercial paper rated in the top category by a nationally recognized statistical rating organization is included in the Account’s 80% investment policy.

For a complete list of all investments available to Account QB, please refer to the “Investments at a Glance” table at the end of this section and in the SAI.

Principal Risk Factors: Account QB is most subject to fixed-income securities risk. For a complete discussion of fixed-income securities risk and other risks carried by the investments of Account QB, please refer to the “Investments, Practices and Risks” section of this prospectus.

Fundamental Investment Policies

The fundamental investment policies of Account QB permit it to:

1.	invest up to 15% of the value of its assets in the securities of any one issuer (exclusive of obligations of the United States government and its instrumentalities, for which there is no limit);

2.	borrow from banks in amounts of up to 5% of its assets, but only for emergency purposes;

3.	purchase interests in real estate represented by securities for which there is an established market;

4.	make loans through the acquisition of a portion of a privately placed issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased by institutional investors;

5.	acquire up to 10% of the voting securities of any one issuer (it is the present practice of Account QB not to exceed 5% of the voting securities of any one issuer); and

6.	make purchases on margin in the form of short-term credits which are necessary for the clearance of transactions; and place up to 5% of its net asset value in total margin deposits for positions in futures contracts.

The Travelers Money Market Account
for Variable Annuities (Account MM)

Investment Adviser: TAMIC

Portfolio Manager: Emil J. Molinaro, Jr.

Investment Objective: Preservation of capital, a high degree of liquidity and high current income.

Key Investments: Money market instruments.

Selection Process: The Account is a “money market” Account that invests in high quality U.S. dollar denominated money market instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. Eligible securities must have a remaining maturity of 13 months or less (subject to certain exceptions). The Account’s manager selects from the following or other similar investments, as described in the “Investments at a Glance” table at the end of this section and in the SAI.

Commercial Paper and Short-Term Corporate Debt	Commercial paper is short-term unsecured promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually sold at a discount and is issued with a maturity of not more than 9 months. Short-term corporate debt that the Fund may purchase includes notes and bonds issued by corporations to finance longer-term credit needs. These debt securities are issued with maturities of more than 9 months. The Account may purchase short-term corporate debt with a remaining maturity of 397 days or less at the time of purchase.

U.S. Government Money Market Securities	These are short-term debt instruments issued or guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States does not back all U.S. Government securities. For example, securities issued by Fannie Mae are supported by that agency’s right to borrow from the U.S. Treasury under certain circumstances. Other U.S. government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.

Credit and Liquidity Enhancements	Enhancements include letters of credit, guarantees, puts and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Credit and liquidity enhancements are designed to enhance the credit quality of an instrument to eligible security status. However, they expose the Fund to the credit risk of the entity providing the credit or liquidity enhancement. Changes in the credit quality of the provider could affect the value of the security and the Fund’s share price.

Put Features	Entitle the holder to put or sell a security back to the issuer or another party who issued the put. Demand features, standby commitments, and tender options are types of put features. In exchange for getting the put, the Fund may accept a lower rate of interest. The Fund evaluates the credit quality of the put provider as well as the issuer, if a different party. The put provider’s creditworthiness affects the credit quality of the investment.

Variable and Floating Rate Securities	Have interest rates that adjust periodically, which may be either at specific intervals or whenever an external benchmark rate changes. Interest-rate adjustments are designed to help maintain a stable price for the security.

Repurchase Agreements	These agreements permit the Account to buy a security at one price and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

Principal Risk Factors

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or “called” by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account’s short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account’s securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account’s investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

Account investments may be unprofitable in a time of sustained high inflation. In addition, the Account’s investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward, than investments in comparable domestic obligations.

Fundamental Investment Policies

The fundamental investment policies of Account MM permit it to:

1.	invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

2.	invest up to 5% of its assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government. However, Account MM may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single issuer for a period of up to three business days after the purchase thereof;

3.	acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

4.	borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account MM’s assets (including the amount borrowed); and

5.	pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account MM as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account MM’s assets.

The Travelers Timed Growth and Income Stock Account
For Variable Annuities (Account TGIS)

Investment Adviser: TIMCO

Portfolio Managers: Sandip Bhagat

Investment Objective: Long-term accumulation of principal through capital appreciation and retention of net investment income.

Key Investments: Common stock of large U.S. companies.

Selection Process: Account TGIS invests primarily in stocks of large U.S. companies representing a wide range of industries, while maintaining a highly marketable portfolio in order to accommodate cash flows associated with market-timing moves. Stock selection is based on a quantitative screening process which favors companies that achieve earnings growth above consensus expectations, and whose stocks offer attractive relative value. In order to achieve consistent performance, TIMCO manages Account TGIS to mirror the overall risk, sector weightings and growth value style characteristics of the Standard & Poor’s 500 Stock Index (“S&P 500”). The S&P 500 is a value-weighted equity index comprised mainly of large-company stocks.

Additional Investments, Investment Strategies and Techniques: Account TGIS will also use exchange-traded financial futures contracts to facilitate market-timed moves, and as a hedge to protect against changes in stock prices or interest rates. Account TGIS, to a lesser extent, may invest in other securities. These additional investments include, but are not limited to, the following:

    fixed-income securities such as bonds and notes;
    including U.S. Government securities
    covered call options, put options
    foreign securities

For a complete list of all investments available to Account TGIS, please refer to the “Investments at a Glance” table at the end of this section and in the SAI.

Principal Risk Factors: Account TGIS is most subject to equities risk and market-timing risk. For a complete discussion of these and other risks carried by the investments of Account GIS, please refer to the “Investments, Practices and Risks” section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TGIS.

Fundamental Investment Policies

The fundamental investment policies of Account TGIS are the same as Account GIS. (See “Account GIS —Fundamental Investment Policies.”)

The Travelers Timed Short-Term Bond Account
For Variable Annuities (Account TSB)

Investment Adviser: TIMCO

Portfolio Manager: Emil Molinaro, Jr.

Investment Objective: High current income with limited price volatility while maintaining a high degree of liquidity.

Key Investments: High quality fixed-income securities.

Selection Process: The Account normally invests at least 80% of its assets in high quality U.S. dollar denominated instruments (“80% investment policy”). High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. The weighted average maturity of the portfolio is not expected to exceed 9 months. The Account’s manager selects from the following or other similar investments, as described in the “Investments at a Glance” table at the end of this section and in the SAI.

Commercial Paper And Short-Term Corporate Debt	Commercial paper is short-term unsecured promissory notes issued by corporations to finance their short-term credit needs. Commercial Paper is usually sold at a discount and is issued with a maturity of not more than 9 months. Short-term corporate debt that the Fund may purchase includes notes and bonds rated at least AA with final maturities of 18 months or less at time of purchase.

U.S. Government Securities	These are short-term debt instruments issued or guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States does not back all U.S. Government securities. For example, securities issued by Fannie Mae are supported by that agency’s right to borrow from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.

Repurchase Agreements	Permit the Account to buy a security at one price and, at the same time, agree to sell it back at a higher price. Delays or losses to the Account could result if the other party to the agreement defaults or becomes insolvent.

Principal Risk Factors

Corporate debt securities held by the Account may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or “called” by the issuer prior to maturity.

Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Account’s short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Account’s securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Account’s investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

80% Investment Policy

The Account will notify shareholders at least 60 days prior to changing its 80% investment policy.

Fundamental Investment Policies

The fundamental investment policies of Account TSB permit it to:

1.	invest up to 25% of its assets in the securities of issuers in any single industry (exclusive of securities issued by domestic banks and savings and loan associations, or securities issued or guaranteed by the United States government, its agencies, authorities or instrumentalities); neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for the purpose of this restriction;

2.	invest up to 10% of its assets in the securities of any one issuer, including repurchase agreements with any one bank or dealer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

3.	acquire up to 10% of the outstanding securities of any one issuer (exclusive of securities issued or guaranteed by the United States government, its agencies or instrumentalities);

4.	borrow money from banks on a temporary basis in an aggregate amount not to exceed one third of Account TSB’s assets (including the amount borrowed); and

5.	pledge, hypothecate or transfer, as security for indebtedness, any securities owned or held by Account TSB as may be necessary in connection with any borrowing mentioned above and in an aggregate amount of up to 5% of Account TSB’s assets.

The Travelers Timed Aggressive Stock Account
For Variable Annuities (Account TAS)

Investment Adviser: TIMCO

Portfolio Manager: Sandip Bhagat

Investment Objective: Growth of capital

Key Investments: Common stock of mid-size U.S. companies

Selection Process: In selecting investments for the portfolio, TIMCO identifies stocks which appear to be undervalued. A computer model reviews over one thousand stocks using fundamental and technical criteria such as price relative to book value, earnings growth and momentum, and the change in price relative to a broad composite stock index.

Computer-aided analysis may also be used to match certain characteristics of the portfolio, such as industry sector representation, to the characteristics of a market index, or to impose a tilt toward certain attributes. Account TAS currently focuses on mid-sized domestic companies with market capitalizations that fall between $500 million and $10 billion.

Additional Investments, Investment Strategies and Techniques: Account TAS may invest in smaller or larger companies without limitation. A complete description of all investments, and their associated risks, is contained in the SAI. These additional investments include, but are not limited to, the following:

    convertible securities
    rights and warrants
    foreign securities
    illiquid securities
    money market instruments
    call or put options

In addition, Account TAS will use exchange-traded futures contracts to facilitate market-timed moves. For a complete list of all investments available to Account TAS, please refer to the “Investments at a Glance” table at the end of this section and in the SAI.

Principal Risk Factors: Account TAS is most subject to equities risk, including smaller companies risk, and market-timing risk. For a complete discussion of these types of risk as well as other risks carried by the investments of Account TAS, please refer to the “Investments, Practices and Risks” Section of this prospectus. Please see the SAI for a detailed description of all investments, and their associated risks, available to Account TAS.

Fundamental Investment Policies

The fundamental investment policies of Account TAS permit it to:

1.	invest up to 5% of its assets in the securities of any one issuer;

2.	borrow money from banks in amounts of up to 10% of its assets, but only as a temporary measure for emergency or extraordinary purposes;

3.	pledge up to 10% of its assets to secure borrowings;

4.	invest up to 25% of its assets in the securities of issuers in the same industry; and

5.	invest up to 10% of its assets in repurchase agreements maturing in more than seven days and securities for which market quotations are not readily available.

Investments at a Glance

Each Account invests in various instruments subject to its particular investment policies. The Accounts invest in some or all of the following, as indicated below. These techniques and practices are described together with their risks, in the SAI.

Investment Techniques	GIS	MM	QB	TAS	TGIS	TSB
Affiliated Bank Transactions
American Depositary Receipts	X		X	X	X
Asset-Backed Mortgage Securities	X		X	X	X
Bankers Acceptances	X	X	X	X	X	X
Buying Put and Call Options	X			X	X
Certificates of Deposit	X	X	X	X	X	X
Commercial Paper	X	X	X	X	X	X
Convertible Securities	X		X	X
Corporate Asset-Backed Securities	X		X	X	X	X
Debt Securities	X	X	X	X	X	X
Emerging Market Securities
Equity Securities	X		X	X	X
Floating & Variable Rate Instruments	X	X	X	X	X	X
Foreign Securities	X	X	X	X	X
Forward Contracts on Foreign Currency
Futures Contracts	X		X	X	X
Illiquid Securities	X	X	X	X	X	X
Indexed Securities			X		X	X
Index Futures Contracts	X		X	X	X
Investment Company Securities
Investment in Unseasoned Companies	X		X	X	X
Lending Portfolio Securities
Letters of Credit	X		X	X	X
Loan Participations
Money Market Instruments	X	X	X	X	X	X
Options on Foreign Currencies
Options on Index Futures Contracts	X		X	X	X	X
Options on Stock Indices	X				X
Other Direct Indebtedness		X
Real Estate-Related Instruments	X		X	X	X
Repurchase Agreements	X	X	X	X	X	X
Reverse Repurchase Agreements	X		X	X	X
Short Sales “Against the Box”
Short-Term Money Market Instruments	X	X	X	X	X	X
Swap Agreements
Temporary Bank Borrowing	X	X	X	X	X	X
U.S. Government Securities	X	X	X	X	X	X
Variable Amount Master Demand Notes	X	X	X	X	X	X
When-Issued and Delayed Delivery Securities	X		X	X	X
Writing Covered Call Options	X			X	X

Appendix A Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	2001		2000**		1999**		1998**		1997**

	Q	NQ	Q	NQ	Q	NQ	Q	NQ	Q	NQ
Capital Appreciation Fund* (12/87)
Unit Value at beginning of year	7.058	7.319	9.148	9.487	6.033	6.257	3.779	3.920	3.034	3.146
Unit Value at end of year	5.151	5.342	7.058	7.319	9.148	9.487	6.033	6.257	3.779	3.920
Number of units outstanding at end of year (thousands)	127,991	9,604	136,178	12,231	131,075	11,805	104,732	11,574	84,250	9,791

High Yield Bond Trust (1/88)
Unit Value at beginning of year	3.530	3.566	3.539	3.576	3.432	3.468	3.261	3.295	2.833	2.863
Unit Value at end of year	3.818	3.858	3.530	3.566	3.539	3.576	3.432	3.468	3.261	3.295
Number of units outstanding at end of year (thousands)	6,815	906	5,541	763	6,319	898	6,959	1,011	6,673	973

Managed Assets Trust (12/87)
Unit Value at beginning of year	4.890	5.264	5.033	5.417	4.462	4.802	3.720	4.004	3.105	3.342
Unit Value at end of year	4.584	4.934	4.890	5.264	5.033	5.417	4.462	4.802	3.720	4.004
Number of units outstanding at end of year (thousands)	47,163	5,169	50,788	5,690	54,963	6,248	53,900	5,958	53,841	5,164

	1996**		1995**		1994**		1993**		1992**

	Q	NQ	Q	NQ	Q	NQ	Q	NQ	Q	NQ

Capital Appreciation Fund*
Unit Value at beginning of year	2.396	2.485	1.779	1.845	1.892	1.962	1.665	1.727	1.433	1.487
Unit Value at end of year	3.034	3.146	2.396	2.485	1.779	1.845	1.892	1.962	1.665	1.727
Number of units outstanding at end of year (thousands)	64,294	7,828	45,979	4,415	40,160	3,605	30,003	2,825	16,453	1,020

High Yield Bond Trust
Unit Value at beginning of year	2.472	2.498	2.167	2.189	2.222	2.245	1.974	1.994	1.767	1.785
Unit Value at end of year	2.833	2.863	2.472	2.498	2.167	2.189	2.222	2.245	1.976	1.994
Number of units outstanding at end of year (thousands)	5,312	657	4,592	498	4,708	585	5,066	603	4,730	428

Managed Assets Trust
Unit Value at beginning of year	2.763	2.975	2.201	2.369	2.281	2.455	2.111	2.273	2.034	2.189
Unit Value at end of year	3.105	3.342	2.763	2.975	2.201	2.369	2.281	2.455	2.111	2.273
Number of units outstanding at end of year (thousands)	55,055	4,632	57,020	4,114	58,355	4,813	63,538	4,490	65,926	4,120

______________

Q=Qualified

NQ=Nonqualified

The financial statements of Fund U are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

*	Prior to May 1, 1994, the Capital Appreciation Fund was known as the Aggressive Stock Trust.

**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Dreyfus Stock Index Fund (1/92)
Unit Value at beginning of year	3.319	3.704	3.110	2.456	1.870	1.546	1.144	1.148	1.064	1.000
Unit Value at end of year	2.878	3.319	3.704	3.110	2.456	1.870	1.546	1.144	1.148	1.064
Number of units outstanding at end of year	163,758	167,538	168,819	147,531	109,317	66,098	43,247	31,600	26,789	2,089
Alliance Variable Products Series Fund, Inc. (5/01)
Premier Growth Portfolio
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.856	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	849	—	—	—	—	—	—	—	—	—
CitiStreet Funds, Inc (1)
CitiStreet Large Company Stock Fund (6/93) (2)
Unit Value at beginning of year	2.022	2.408	2.445	2.143	1.647	1.354	.990	1.012	1.000	—
Unit Value at end of year	1.683	2.022	2.408	2.445	2.143	1.647	1.354	.990	1.012	—
Number of units outstanding at end of year	199,521	172,084	176,542	187,872	185,895	170,552	137,330	100,082	37,136	—
CitiStreet Small Company Stock Fund (5/93) (3)
Unit Value at beginning of year	2.041	1.877	1.390	1.541	1.460	1.526	1.168	1.079	1.000	—
Unit Value at end of year	2.047	2.041	1.877	1.390	1.541	1.460	1.526	1.168	1.079	—
Number of units outstanding at end of year	100,537	143,473	181,955	187,717	162,146	122,877	103,815	73,838	27,011	—
CitiStreet International Stock Fund (5/93) (4)
Unit Value at beginning of year	2.147	2.364	1.806	1.592	1.534	1.274	1.084	1.180	1.000	—
Unit Value at end of period	1.666	2.147	2.364	1.806	1.592	1.534	1.274	1.084	1.180	—
Number of units outstanding at end of year	157,165	124,882	147,994	161,690	143,959	121,896	70,364	47,096	16,944	—
CitiStreet Diversified Bond Fund (6/93) (5)
Unit Value at beginning of year	1.551	1.398	1.456	1.352	1.221	1.221	.990	1.085	1.000	—
Unit Value at end of year	1.637	1.551	1.398	1.456	1.352	1.221	1.221	.990	1.085	—
Number of units outstanding at end of year	223,601	144,751	163,822	170,067	159,728	137,075	101,376	70,928	25,467	—
Dreyfus Variable Investment Fund
Small Cap Portfolio (5/98)
Unit Value at beginning of year	1.171	1.046	0.860	1.000	—	—	—	—	—	—
Unit Value at end of year	1.085	1.171	1.046	0.860	—	—	—	—	—	—
Number of units outstanding at end of year	38,617	30,293	8,737	4,815	—	—	—	—	—	—

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund (Class 2) (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.929	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	500	—	—	—	—	—	—	—	—	—
Templeton Asset Strategy Fund (Class 1) (1/92)
Unit Value at beginning of year	2.615	2.640	2.176	2.070	1.815	1.546	1.277	1.333	1.070	1.000
Unit Value at end of year	2.331	2.615	2.640	2.176	2.070	1.815	1.546	1.277	1.333	1.070
Number of units outstanding at end of year	67,577	76,625	88,551	105,824	124,603	113,809	107,460	103,407	51,893	13,888
Templeton Global Income Securities Fund (Class 1) (1/92)†
Unit Value at beginning of year	1.399	1.345	1.447	1.367	1.351	1.250	1.101	1.172	1.065	1.000
Unit Value at end of year	1.417	1.399	1.345	1.447	1.367	1.351	1.250	1.101	1.172	1.065
Number of units outstanding at end of year	6,082	6,528	7,676	9,863	10,502	10,260	10,527	10,186	8,014	3,477
Templeton Growth Securities Fund (Class 1) (1/92)
Unit Value at beginning of year	2.990	2.819	2.211	2.211	2.001	1.655	1.338	1.385	1.047	1.000
Unit Value at end of year	2.924	2.990	2.819	2.211	2.211	2.001	1.655	1.338	1.385	1.047
Number of units outstanding at end of year	121,106	132,342	144,148	164,479	180,876	154,614	122,937	101,462	43,847	10,433
Greenwich Street Series Fund
Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.921	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	10,466	—	—	—	—	—	—	—	—	—
Janus Aspen Series
International Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.834	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	768	—	—	—	—	—	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.858	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	860	—	—	—	—	—	—	—	—	—

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Putnam VT Small Cap Value Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	1.090	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	11,978	—	—	—	—	—	—	—	—	—
Salomon Brothers Variable Series Fund Inc.
Capital Fund (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.945	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	11,455	—	—	—	—	—	—	—	—	—
Investors Fund (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.916	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	2,700	—	—	—	—	—	—	—	—	—
Small Cap Growth Fund (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.971	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	508	—	—	—	—	—	—	—	—	—
Travelers Series Fund, Inc.
Alliance Growth Portfolio (2/95)
Unit Value at beginning of year	2.810	3.480	2.664	2.091	1.640	1.284	1.000	—	—	—
Unit Value at end of year	2.404	2.810	3.480	2.664	2.091	1.640	1.284	—	—	—
Number of units outstanding at end of year	45,305	45,021	37,608	31,613	19,535	10,809	2,498	—	—	—
Salomon Brothers Global High Yield Portfolio (3/95)†
Unit Value at beginning of year	1.464	1.403	1.446	1.487	1.402	1.195	1.000	—	—	—
Unit Value at end of year	1.539	1.464	1.403	1.446	1.487	1.402	1.195	—	—	—
Number of units outstanding at end of year	298	205	193	240	222	242	162	—	—	—
MFS Total Return Portfolio (2/95)
Unit Value at beginning of year	2.099	1.822	1.798	1.630	1.362	1.205	1.000	—	—	—
Unit Value at end of period	2.073	2.099	1.822	1.798	1.630	1.362	1.205	—	—	—
Number of units outstanding at end of year	31,854	24,307	23,142	22,751	14,655	7,302	2,734	—	—	—
Putnam Diversified Income Portfolio (3/95)†
Unit Value at beginning of year	1.252	1.273	1.275	1.282	1.206	1.128	1.000	—	—	—
Unit Value at end of year	1.289	1.252	1.273	1.275	1.282	1.206	1.128	—	—	—
Number of units outstanding at end of year	5,512	5,639	6,580	7,549	5,171	2,375	774	—	—	—
Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.946	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	11,837	—	—	—	—	—	—	—	—	—

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Smith Barney High Income Portfolio (3/95)*†
Unit Value at beginning of year	1.289	1.419	1.400	1.412	1.256	1.124	1.000	—	—	—
Unit Value at end of year	1.225	1.289	1.419	1.400	1.412	1.256	1.124	—	—	—
Number of units outstanding at end of year	2,667	2,505	2,379	2,256	1,307	553	138	—	—	—
Smith Barney International All Cap Growth Portfolio (2/95)†
Unit Value at beginning of year	1.775	2.332	1.408	1.339	1.321	1.137	1.000	—	—	—
Unit Value at end of year	1.193	1.755	2.332	1.408	1.339	1.321	1.137	—	—	—
Number of units outstanding at end of year	20,768	19,849	11,829	8,376	7,634	5,777	593	—	—	—
Smith Barney Large Cap Value Portfolio (2/95)†
Unit Value at beginning of year	2.207	1.975	1.999	1.843	1.474	1.246	1.000	—	—	—
Unit Value at end of year	2.001	2.207	1.975	1.999	1.843	1.474	1.246	—	—	—
Number of units outstanding at end of year	15,340	12,672	13,365	13,038	10,871	6,133	1,747	—	—	—
Smith Barney Large Capitalization Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.908	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	996	—	—	—	—	—	—	—	—	—
Travelers Series Trust
Disciplined Mid Cap Stock Portfolio (5/98)
Unit Value at beginning of year	1.342	1.165	1.040	1.000	—	—	—	—	—	—
Unit Value at end of year	1.272	1.342	1.165	1.040	—	—	—	—	—	—
Number of units outstanding at end of year	25,260	20,157	2,429	1,388	—	—	—	—	—	—
MFS Mid Cap Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	0.776	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	2,868	—	—	—	—	—	—	—	—	—
Social Awareness Stock Portfolio (5/92)
Unit Value at beginning of year	3.195	3.251	2.842	2.176	1.731	1.461	1.109	1.153	1.086	1.000
Unit Value at end of year	2.661	3.195	3.251	2.842	2.176	1.731	1.461	1.109	1.153	1.086
Number of units outstanding at end of year	17,250	17,315	17,999	13,305	9,539	6,355	4,841	3,499	2,920	1,332
U.S. Government Securities Portfolio (1/92)
Unit Value at beginning of year	1.714	1.517	1.602	1.472	1.323	1.321	1.074	1.153	1.066	1.000
Unit Value at end of year	1.791	1.714	1.517	1.602	1.472	1.323	1.321	1.074	1.153	1.066
Number of units outstanding at end of year	31,716	24,810	27,101	36,339	22,809	19,054	21,339	22,709	22,142	8,566

Condensed Financial Information

THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

Utilities Portfolio (2/94)
Unit Value at beginning of year	2.384	1.943	1.969	1.686	1.363	1.284	1.005	1.000	—	—
Unit Value at end of year	1.813	2.384	1.943	1.969	1.686	1.363	1.284	1.005	—	—
Number of units outstanding at end of year	16,847	16,839	15,035	16,378	12,539	13,258	11,918	5,740	—	—
Variable Insurance Products Fund (Fidelity)
Equity-Income Portfolio (7/93)
Unit Value at beginning of year	2.626	2.452	2.335	2.118	1.674	1.484	1.112	—	—	—
Unit Value at end of year	2.464	2.626	2.452	2.335	2.118	1.674	1.484	—	—	—
Number of units outstanding at end of year	163,018	174,162	216,708	243,964	237,050	205,636	153,463	—	—	—
Growth Portfolio (1/92)
Unit Value at beginning of year	3.619	4.117	3.033	2.201	1.805	1.594	1.192	—	—	—
Unit Value at end of year	2.943	3.619	4.117	3.033	2.201	1.805	1.594	—	—	—
Number of units outstanding at end of year	261,476	285,711	301,815	295,980	289,002	274,892	229,299	—	—	—
High Income Portfolio (2/92)
Unit Value at beginning of year	1.585	2.071	1.939	2.052	1.766	1.568	1.316	—	—	—
Unit Value at end of year	1.382	1.585	2.071	1.939	2.052	1.766	1.568	—	—	—
Number of units outstanding at end of year	30,292	35,414	43,922	49,347	48,895	40,309	32,601	—	—	—
Variable Insurance Products Fund II (Fidelity) (1/92)
Asset Manager Portfolio
Unit Value at beginning of year	2.223	2.343	2.135	1.879	1.577	1.394	1.207	1.301	1.088	1.000
Unit Value at end of year	2.105	2.223	2.343	2.135	1.879	1.577	1.394	1.207	1.301	1.088
Number of units outstanding at end of year	145,905	162,774	193,549	226,655	240,064	249,050	270,795	282,474	162,413	30,207
Variable Insurance Products Fund III (Fidelity)
Mid Cap Portfolio (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—	—	—	—	—
Unit Value at end of year	1.029	—	—	—	—	—	—	—	—	—
Number of units outstanding at end of year	1,515	—	—	—	—	—	—	—	—	—

______________

(1)	Formerly, American Odyssey Funds, Inc.

(2)	Formerly, American Odyssey Core Equity Fund.

(3)	Formerly, American Odyssey Emerging Opportunities Fund

(4)	Formerly, American Odyssey International Equity Fund.

(5)	Formerly, American Odyssey Long-Term Bond Fund. Coinciding with the name change in 2001, American Odyssey Global High Yield Bond Fund and American Odyssey Intermediate-Term Bond Fund merged into Long-Term Bond Fund.

†	No longer available to new Contract Owners.

††	Fund is closed.

**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Date next to each fund’s name reflects date money first came into the fund through the Separate Account. Funds not listed were not yet available as of December 31, 2001. The financial statements of Fund U and the consolidated financial statements of The Travelers Insurance Company are contained in the SAI.

Condensed Financial Information

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation and Annuity Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Growth and Income Stock Account (Account GIS) for Variable Annuities Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account GIS's Annual Report, which is incorporated by reference into the Statement of Additional Information.

Contracts issued on or after May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.254	.232	.256	.234	.228	.212	.205	.189	.184	.188
Operating expenses	.343	.416	.385	.303	.228	.175	.140	.115	.106	.098

Net investment income (loss)	(.089)	(.184)	(.129)	(.069)	.000	.037	.065	.074	.078	.090
Unit Value at beginning of year	20.498	23.436	19.253	14.955	11.371	9.369	6.917	7.007	6.507	6.447
Net realized and change in unrealized gains (losses)	(3.164)	(2.754)	4.312	4.367	3.584	1.965	2.387	(.164)	.422	(.030)

Unit Value at end of year	17,245	20.498	23.436	19.253	14.955	11.371	9.369	6.917	7.007	6.507

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	(3.25)	(2.94)	4.18	4.30	3.58	2.00	2.45	(.09)	.50	.06
Ratio of operating expenses to average net assets	1.88%	1.85%	1.85%	1.81%	1.70%	1.70%	1.70%	1.65%	1.57%	1.58%
Ratio of net investment income (loss) to average net assets	(.49)%	(.82)%	(.62)%	(.41)%	.00%	.36%	.79%	1.05%	1.15%	1.43%
Number of units outstanding at end of year (thousands)	27,482	29,879	32,648	32,051	29,545	27,578	26,688	26,692	28,497	29,661
Portfolio turnover rate	32%	52%	47%	50%	64%	85%	96%	103%	81%	189%
Contracts issued prior to May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.266	.242	.267	.243	.233	.216	.208	.192	.189	.192
Operating expenses	.311	.376	.347	.272	.201	.154	.123	.100	.092	.085

Net investment income (loss)	(.045)	(.134)	(.080)	(.029)	.032	.062	.085	.092	.097	.107
Unit Value at beginning of year	21.418	24.427	20.017	15.510	11.763	9.668	7.120	7.194	6.664	6.587
Net realized and change in unrealized gains (losses)	(3.309)	(2.875)	4.490	4.536	3.715	2.033	2.463	(.166)	.433	(.030)

Unit Value at end of year	18.064	21.418	24.427	20.017	15.510	11.763	9.668	7.120	7.194	6.664

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	(3.35)	(3.01)	4.41	4.51	3.75	2.10	2.55	(.07)	.53	.08
Ratio of operating expenses to average net assets	1.63%	1.60%	1.60%	1.56%	1.45%	1.45%	1.45%	1.41%	1.33%	1.33%
Ratio of net investment income (loss) to average net assets	(.24)%	(.57)%	(.37)%	(.16)%	.24%	.60%	1.02%	1.30%	1.40%	1.67%
Number of units outstanding at end of year (thousands)	10,073	11,413	12,646	13,894	15,194	16,554	17,896	19,557	21,841	22,516
Portfolio turnover rate	32%	52%	47%	50%	64%	85%	96%	103%	81%	189%
**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation and Annuity Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Quality Bond Account for Variable Annuities (Account QB) Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account QB's Annual Report, which is incorporated by reference into the Statement of Additional Information.

Contracts issued on or after May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.402	.427	.378	.350	.342	.368	.319	.310	.299	.311
Operating expenses	.101	.092	.091	.088	.082	.078	.073	.069	.067	.061

Net investment income	.301	.335	.287	.262	.260	.290	.246	.241	.232	.250
Unit Value at beginning of year	6.063	5.810	5.765	5.393	5.060	4.894	4.274	4.381	4.052	3.799
Net realized and change in unrealized gains (losses)	(.055)	(.082)	(.242)	.110	.073	(.124)	.374	(.348)	.097	.003

Unit Value at end of year	6.309	6.063	5.810	5.765	5.393	5.060	4.894	4.274	4.381	4.052

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	.25	.25	.04	.37	.33	.17	.62	(.11)	.33	.25
Ratio of operating expenses to average net assets	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.58%
Ratio of net investment income to average net assets	4.74%	5.69%	4.97%	4.71%	5.00%	5.87%	5.29%	5.62%	5.41%	6.38%
Number of units outstanding at end of year (thousands)	15,107	14,045	17,412	21,251	21,521	24,804	27,066	27,033	28,472	20,250
Portfolio turnover rate	166%	105%	340%	438%	196%	176%	138%	27%	24%	23%
Contracts issued prior to May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.421	.446	.393	.363	.353	.379	.328	.318	.306	.317
Operating expenses	.089	.081	.080	.076	.071	.067	.063	.059	.058	.050

Net investment income	.332	.365	.313	.287	.282	.312	.265	.259	.248	.267
Unit Value at beginning of year	6.335	6.055	5.994	5.593	5.234	5.050	4.400	4.498	4.150	3.880
Net realized and change in unrealized gains (losses)	(.059)	(.085)	(.252)	.114	.077	(.128)	.385	(.357)	.100	.003

Unit Value at end of year	6.608	6.335	6.055	5.994	5.593	5.234	5.050	4.400	4.498	4.150

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	.27	.28	.06	.40	.36	.18	.65	(.10)	.35	.27
Ratio of operating expenses to average net assets	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets	4.99%	5.93%	5.22%	4.96%	5.25%	6.12%	5.54%	5.87%	5.66%	6.61%
Number of units outstanding at end of year (thousands)	5,116	5,491	6,224	6,880	7,683	8,549	9,325	10,694	12,489	13,416
Portfolio turnover rate	166%	105%	340%	438%	196%	176%	138%	27%	24%	23%

**	For this time period, “Number of units outstanding at end of period” may include annuity units.

Condensed Financial Information

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation and Annuity Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Money Market Account for Variable Annuities (Account MM) Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account MM's Annual Report, which is incorporated by reference into the Statement of Additional Information.

Contracts issued on or after May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.114	.167	.130	.133	.128	.121	.127	.087	.065	.077
Operating expenses	.042	.041	.039	.038	.036	.035	.034	.032	.031	.031

Net investment income	.072	.126	.091	.095	.092	.086	.093	.055	.034	.046
Unit Value at beginning of year	2.667	2.541	2.450	2.355	2.263	2.177	2.084	2.029	1.995	1.949

Unit Value at end of year	2.739	2.667	2.541	2.450	2.355	2.263	2.177	2.084	2.029	1.995

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase in unit value	.07	.13	.09	.10	.09	.09	.09	.06	.03	.05
Ratio of operating expenses to average net assets	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%
Ratio of net investment income to average net assets	2.64%	4.84%	3.62%	3.95%	4.02%	3.84%	4.36%	2.72%	1.68%	2.33%
Number of units outstanding at end of year (thousands)	63,336	55,477	70,545	41,570	36,134	38,044	35,721	39,675	34,227	42,115
Contracts issued prior to May 16, 1983	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.120	.174	.135	.138	.134	.125	.130	.091	.067	.079
Operating expenses	.037	.037	.034	.033	.032	.030	.030	.028	.027	.027

Net investment income	.083	.137	.101	.105	.102	.095	.100	.063	.040	.052
Unit Value at beginning of year	2.786	2.649	2.548	2.443	2.341	2.246	2.146	2.083	2.043	1.991

Unit Value at end of year	2.869	2.786	2.649	2.548	2.443	2.341	2.246	2.146	2.083	2.043

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase in unit value	.08	.14	.10	.11	.10	.10	.10	.06	.04	.05
Ratio of operating expenses to average net assets	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets	2.89%	5.09%	3.87%	4.20%	4.27%	4.10%	4.61%	2.98%	1.93%	2.58%
Number of units outstanding at end of year (thousands)	25	70	80	91	105	112	206	206	218	227

______________

*	On May 1, 1990, TAMIC replaced TIMCO as the investment adviser for Account MM.

**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation Unit outstanding throughout each period (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Timed Growth and Income Stock Account (Account TGIS) for Variable Annuities Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TGIS's Annual Report, which is incorporated by reference into the Statement of Additional Information.

	2001	2000**	1999**	1998**	1997**	1996**	1995**		1994**	1993**		1992**

SELECTED PER UNIT DATA
Total investment income	.064	.094	.076	.064	.075	.061	.083		.064	.043		.046
Operating expenses	.117	.145	.136	.110	.090	.069 **	.057	**	.041 **	.042	**	.045	**

Net investment income (loss)	(.053)	(.051)	(.060)	(.046)	(.015)	(.008)	.026		.023	.001		.001
Unit Value at beginning of year	4.679	5.394	4.468	3.526	2.717	2.263	1.695		1.776	1.689		1.643
Net realized and change in unrealized gains (losses)	.712	(.664)	.986	.988	.824	.462	.542		(.104)	0.086		0.045

Unit Value at end of year	3.914	4.679	5.394	4.468	3,526	2.717	2.263		1.695	1.776		1.689

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	(.77)	(.72)	.93	.94	.81	.45	.57		(.08)	.09		.05
Ratio of operating expenses to average net assets*	2.82%	2.82%	2.82%	2.82%	2.82%**	2.82%**	2.82	%**	2.82%**	2.82	%**	2.82	%**
Ratio of net investment income (loss) to average net assets	1.30%	(.98)%	(1.25)%	(1.16)%	(.45)%	(.34)%	1.37%		1.58%	0.08%		0.78%
Number of units outstanding at end of year (thousands)	38,818	27,691	26,010	25,192	60,312	68,111	105,044		29,692	—		217,428
Portfolio turnover rate	59%	59%	51%	81%	63%	81%	79%		19%	70%		119%

______________

*	Annualized.

**	For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES*
Per Unit Data for an Accumulation Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Timed Short-Term Bond Account for Variable Annuities (Account TSB) Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TSB's Annual Report, which is incorporated by reference into the Statement of Additional Information.

	2001	2000#	1999#	1998#	1997#		1996#		1995#		1994#		1993#		1992#

SELECTED PER UNIT DATA
Total investment income	.065	.096	.076	.078	.077		.057		.074		.055		.041		.054
Operating expenses	.044	.042	.041	.040	.039	**	.030	**	.035	**	.036	**	.037	**	.041	**

Net investment income (loss)	.021	.054	.035	.038	0.38		.027		.039		.019		.004		.013
Unit Value at beginning of year	1.527	1.473	1.437	1.399	1.361		1.333		1.292		1.275		1.271		1.258
Net realized and change in unrealized gains (losses)***	.001	—	.001	.000	.000		.001		.002		(.002)		—		—

Unit Value at end of year	1.549	1.527	1.473	1.437	1.399		1.361		1.333		1.292		1.275		1.271

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	.02	.05	.04	.04	.04		.03		.04		.02		—		.01
Ratio of operating expenses to average net assets****	2.82%	2.82%	2.82%	2.82%	2.82	%**	2.82	%**	2.82	%**	2.82	%**	2.82	%**	2.82	%**
Ratio of net investment income to average net assets	1.37%	3.61%	2.38%	2.71%	2.77%		2.47%		3.17%		1.45%		.39%		1.12%
Number of units outstanding at end of year (thousands)	23,384	75,112	109,666	137,067	47,262		54,565		—		216,713		353,374		173,359

______________

     *   Prior to May 1, 1994, the Account was known as The Travelers Timed Money Market Account for Variable Annuities.

     **   Effective May 2, 1994, Account TSB was authorized to invest in securities with a maturity of greater than one year. As a result, net realized and change in unrealized gains (losses) are no longer included in total investment income.

     ***   Annualized.

  #   For this time period, “Number of units outstanding at end of year” may include annuity units.

Condensed Financial Information

THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES
Per Unit Data for an Accumulation Unit outstanding throughout each year (in dollars)

The following information on per unit data and significant ratios and additional data for the three fiscal years ended December 31, 2001 has been audited by KPMG LLP, independent certified public accountants, whose report thereon appears in The Travelers Timed Aggressive Stock Account for Variable Annuities (Account TAS) Annual Report as of December 31, 2001, and for the years ended December 31 2001 and 2000. The following information on per unit data and significant ratios and additional data for the seven fiscal years ended December 31, 1998 has been audited by other independent accountants. The information set out below should be read in conjunction with the financial statements and related notes that also appear in Account TAS's Annual Report, which is incorporated by reference into the Statement of Additional Information.

	2001	2000**	1999**	1998**	1997**	1996**	1995**	1994**	1993**	1992**

SELECTED PER UNIT DATA
Total investment income	.063	.084	.052	.056	.063	.041	.042	.036	.037	.041
Operating expenses	.134	.135	.110	.098	.085	.069	.057	.049	.048	.043

Net investment income (loss)	(.071)	(.051)	(.058)	(.042)	(.022)	(.028)	(.015)	(.013)	(.011)	(.002)
Unit Value at beginning of year	4.986	4.371	3.907	3.389	2.623	2.253	1.706	1.838	1.624	1.495
Net realized and change in unrealized gains (losses)	(.185)	.666	522.560		.788	.398	.562	(.119)	.225	.131

Unit Value at end of year	4.730	4.986	4.371	3.907	3.389	2.623	2.253	1.706	1.838	1.624

SIGNIFICANT RATIOS AND ADDITIONAL DATA
Net increase (decrease) in unit value	(.26)	.61	.46	.52	.77	.37	.55	(.13)	.21	(.13)
Ratio of operating expenses to average net assets*	2.85%	2.85%	2.85%	2.85%	2.85%	2.84%	2.83%	2.80%	2.82%	2.93%
Ratio of net investment income to (loss) average net assets	(1.53)%	(1.06)%	(1.49)%	(1.21)%	(.76)%	(1.13)%	(.74)%	(.72)%	(.80)%	(.12)%
Number of units outstanding at end of year (thousands)	19,061	13,923	15,180	16,452	25,865	30,167	45,575	25,109	43,059	20,225
Portfolio turnover rate	49%	106%	85%	113%	92%	98%	113%	142%	71%	269%

______________

**
*	Annualized.
**	For this time period, “Number of units outstanding at end of year” may include annuity units.

APPENDIX B

THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the Separate Account or any other separate account sponsored by the Company or its affiliates. In the Contract, we refer to this account as the “flexible annuity account.”

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner’s cash value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account cash value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under “Charges and Deductions” in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein, is not registered under, or subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as the Company prospectively declares from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3.5% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3.5% per year will be determined in our sole discretion. You assume the risk that interest credit to the Fixed Account may not exceed the minimum guarantee of 3.5% for any given year.

Transfers

Under nonqualified contracts, you may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. The transfers are limited to an amount of up to 10% of the Fixed Account value on the semiannual contract date anniversary. (This restriction does not apply to transfers from the Dollar Cost Averaging Program or to transfers under qualified contracts.) We reserve the right to waive this restriction.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging program.

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APPENDIX C

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

Description of The Travelers Insurance Company and The Separate Accounts
The Insurance Company
The Separate Accounts
Investment Objectives, Policies and Risks
Description of Certain Types of Investments and Investment Techniques Available to the Separate Accounts
Investment Restrictions
The Travelers Growth and Income Stock Account For Variable Annuities
The Travelers Timed Growth and Income Stock Account for Variable Annuities
The Travelers Timed Aggressive Stock Account for Variable Annuities
The Travelers Quality Bond Account for Variable Annuities
The Travelers Money Market Account for Variable Annuities
The Travelers Timed Short-Term Bond Account for Variable Annuities
Investment Management and Advisory Services
Advisory Fees
TIMCO
TAMIC
Code of Ethics
Valuation of Assets
Net Investment Factor
Federal Tax Considerations
Performance Information
The Board of Managers
Administrative Services
Distribution and Principal Underwriting Agreement
Securities Custodian
Independent Accountants
Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 (Form No. L-11165S) are available without charge. To request a copy, please clip this coupon on the dotted line, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030.

Name:
Address:

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The Travelers Universal Annuity

Individual And Group
Variable Annuity Contracts
Issued By
The Travelers Insurance Company

L-11165 .	May 1, 2002

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                UNIVERSAL ANNUITY

                STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2002

  THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("GIS")
        THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("QB")
        THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("MM")
 THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("TGIS")
   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES ("TSB")
   THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES ("TAS")
             THE TRAVELERS FUND U FOR VARIABLE ANNUITIES ("FUND U")

                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                         THE TRAVELERS INSURANCE COMPANY

         This  Statement  of  Additional  Information  is not a  prospectus  but relates to, and should be read in conjunction  with the Prospectus  dated May 1,
2002.  A copy of the  Prospectus  may be  obtained  by writing to The  Travelers
Insurance Company (the "Company"), Annuity Services, One Tower Square, Hartford,
Connecticut 06183-5030, by calling 1-800-842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                           PAGE
Description of The Travelers Insurance Company and The Separate Accounts ..  3
     The Insurance Company ................................................  3
     The Separate Accounts ................................................  3
Investment Objectives, Policies and Risks .................................  3

Description of Certain Types of Investments and Investment Techniques
  Available to the The Separate Accounts ..................................  5

Investment Restrictions ................................................... 18
      The Travelers Growth and Income Stock Account for
        Variable Annuities ................................................ 18
      The Travelers Timed Growth and Income Stock Account for
        Variable Annuities ................................................ 18
      The Travelers Timed Aggressive Stock Account for

      The Travelers Timed Short-Term Bond Account for

Financial  Statements......................................................

                 DESCRIPTION OF THE TRAVELERS INSURANCE COMPANY
                            AND THE SEPARATE ACCOUNTS

THE INSURANCE COMPANY

         The Travelers  Insurance  Company (the  "Company") is a stock insurance company  chartered  in 1863  in  Connecticut  and  continuously  engaged  in the insurance  business  since that time.  The Company is  licensed to conduct  life insurance business in all states of the United States, the District of Columbia,
Puerto Rico,  Guam,  the U.S. and British  Virgin  Islands and the Bahamas.  The
Company's  Home  Office is located at One Tower  Square,  Hartford,  Connecticut
06183 and its telephone number is (860) 277-0111.

         The Company is a wholly owned subsidiary of PFS Services Inc., which is an  indirect,  wholly  owned  subsidiary  of  Citigroup  Inc.  ("Citigroup"),  a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer,  Global
Corporate,  Global  Investment  Management and Private  Banking,  and Investment
Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner").  An annual statement covering the operations  of the  Company for the  preceding  year,  as well as its  financial conditions as of December 31 of such year,  must be filed with the  Commissioner in a prescribed  format on or before March 1 of each year.  The Company's  books and  assets are  subject to review or  examination  by the  Commissioner  or his agents at all times,  and a full  examination  of its operations is conducted at least once every four years.

         The Company is also subject to the insurance  laws and  regulations  of all other  states in which it is  licensed to operate.  However,  the  insurance departments of each of these states  generally  apply the laws of the home state
(jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNTS

         Each of the Separate  Accounts  available  under the  variable  annuity contracts  described  in this  Statement  of  Additional  Information  meets the definition of a separate account under federal  securities laws, and will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940
Act"). Additionally, the operations of each of the Separate Accounts are subject to the provisions of Section 38a-433 of the Connecticut General Statutes,  which authorize the Connecticut Insurance  Commissioner to adopt regulations under it.
The Section  contains no restrictions  on investments of the Separate  Accounts, and the  Commissioner  has adopted no regulations  under the Section that affect the Separate Accounts.

                    INVESTMENT OBJECTIVES, POLICIES AND RISKS

         Each Account's  investment  objective and, unless noted as fundamental, its  investment  policies may be changed  without  approval of  shareholders  or holders of variable annuity and variable life insurance  contracts.  A change in an Account's investment objective or policies may result in the Account having a different  investment objective from those that an owner selected as appropriate at the time of investment.

         Listed below for quick reference are the types of investments that each
Account may make and its investment  techniques.  Any investments,  policies and restrictions generally are considered at the time of purchase; the sale of

                                       3

instruments   is  not  required  in  the  event  of  a   subsequent   change  in
circumstances.  More detailed  information  about the Accounts'  investments and investment techniques follows the chart.

---------------------------------------------------------------------------------------------------------
                                               GIS        QB        MM       TGIS       TSB       TAS
INVESTMENT TECHNIQUE
---------------------------------------------------------------------------------------------------------
Affiliated Bank Transactions
---------------------------------------------------------------------------------------------------------
American Depositary Receipts                    X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Asset-Backed Mortgage Securities                X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Bankers' Acceptances                            X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Buying Put and Call Options                     X                              X                   X
---------------------------------------------------------------------------------------------------------
Certificates of Deposit                         X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Commercial Paper                                X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Convertible Securities                          X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Corporate Asset-Backed Securities               X          X                   X          X         X
---------------------------------------------------------------------------------------------------------
Debt Securities                                 X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Emerging Market Securities
---------------------------------------------------------------------------------------------------------
Equity Securities                               X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Floating & Variable Rate Instruments            X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Foreign Securities                              X          X         X         X                   X
---------------------------------------------------------------------------------------------------------
Forward Contracts on Foreign Currency
---------------------------------------------------------------------------------------------------------
Futures Contracts                               X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Illiquid Securities                             X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Indexed Securities                                         X                   X          X
---------------------------------------------------------------------------------------------------------
Index Futures Contracts                         X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Investment Company Securities
---------------------------------------------------------------------------------------------------------
Investment in Unseasoned Companies              X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Lending Portfolio Securities
---------------------------------------------------------------------------------------------------------
Letters of Credit                               X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Loan Participations
---------------------------------------------------------------------------------------------------------
Money Market Instruments                        X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Options on Foreign Currencies
---------------------------------------------------------------------------------------------------------
Options on Index Futures Contracts              X          X                   X          X        X
---------------------------------------------------------------------------------------------------------
Options on Stock Indices                        X                              X
---------------------------------------------------------------------------------------------------------
Other Direct Indebtedness                                                      X
---------------------------------------------------------------------------------------------------------
Real Estate-Related Instruments                 X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Repurchase Agreements                           X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                   X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Short Sales "Against the Box"
---------------------------------------------------------------------------------------------------------
Short-Term Money Market Instruments             X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Swap Agreements
---------------------------------------------------------------------------------------------------------
Temporary Bank Borrowing                        X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
U.S. Government Securities                      X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
Variable Amount Master Demand Notes             X          X         X         X         X         X
---------------------------------------------------------------------------------------------------------
When-Issued & Delayed Delivery Securities       X          X                   X                   X
---------------------------------------------------------------------------------------------------------
Writing Covered Call Options                    X                              X                   X
---------------------------------------------------------------------------------------------------------

                                       4

                 DESCRIPTION OF CERTAIN TYPES OF INVESTMENTS AND
            INVESTMENT TECHNIQUES AVAILABLE TO THE SEPARATE ACCOUNTS

WRITING  COVERED CALL  OPTIONS:  The  Accounts  will write only  "covered"  call options,  that is, they will own the underlying  securities which are acceptable for escrow when they write the call option and until the  obligation to sell the underlying  security  is  extinguished  by exercise  or  expiration  of the call option, or until a call option covering the same underlying  security and having the same exercise  price and  expiration  date is purchased.  These call options generally  will be short-term  contracts with a duration of nine months or less.
The  Accounts  will  receive a premium for writing a call  option,  but give up, until the  expiration  date,  the  opportunity to profit from an increase in the underlying  security's  price above the exercise price. The Accounts will retain the  risk of loss  from a  decrease  in the  price of the  underlying  security.
Writing  covered call options is a conservative  investment  technique  which is believed to involve relatively little risk, but which is capable of enhancing an
Account's total returns.

The premium  received  for  writing a covered  call option will be recorded as a liability in each Account's Statement of Assets and Liabilities.  This liability will be adjusted daily to the option's  current market value,  which will be the latest  sale  price at the  close of the New York  Stock  Exchange,  or,  in the absence  of such  sale,  at the  latest bid  quotation.  The  liability  will be extinguished upon expiration of the option,  the purchase of an identical option in a closing  transaction,  or delivery of the underlying security upon exercise of the option.

The  Options  Clearing  Corporation  is the issuer of, and the  obligor  on, the covered call options  written by the Accounts.  In order to secure an obligation to deliver to the Options  Clearing  Corporation  the  underlying  security of a covered call option, the Accounts will be required to make escrow arrangements.

In instances  where the Accounts  believe it is  appropriate  to close a covered call option, they can close out the previously written call option by purchasing a call option on the same  underlying  security with the same exercise price and expiration date. The Accounts may also, under certain circumstances,  be able to transfer a previously written call option.

A previously  written call option can be closed out by  purchasing  an identical call option only on a national  securities  exchange  which provides a secondary market in the call option.  There is no assurance that a liquid secondary market will exist for a particular  call option at such time.  If the  Accounts  cannot effect a  closing  transaction,  they  will  not be able to sell the  underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so.

If a substantial  number of the call options are exercised,  the Accounts' rates of portfolio turnover may exceed historical levels.  This would result in higher brokerage commissions in connection with the writing of covered call options and the  purchase of call  options to close out  previously  written  options.  Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

BUYING PUT AND CALL OPTIONS:  The Accounts may purchase call options on specific securities,  or on futures  contracts  whose  price  volatility  is  expected to closely  match that of  securities,  eligible for purchase by the  Accounts,  in anticipation  of  or  as  a  substitute  for  the  purchase  of  the  securities themselves.  These  options  may be listed on a national  exchange  or  executed
"over-the-counter"   with  a  broker-dealer  as  the  counterparty.   While  the
investment  advisers  anticipate that the majority of option purchases and sales will be  executed  on a  national  exchange,  put or call  options  on  specific securities or for non-standard  terms are likely to be executed  directly with a broker-dealer  when  it is  advantageous  to do so.  Option  contracts  will  be short-term in nature, generally less than nine months.

The Accounts will pay a premium in exchange for the right to purchase  (call) or sell (put) a specific number of shares of an equity security or futures contract at a specified  price (the strike price) on or before the expiration date of the options  contract.  In either case, each Account's risk is limited to the option premium paid.

The  Accounts may sell the put and call options  prior to their  expiration  and realize a gain or loss thereby. A call option will expire worthless if the price of the  related  security  is below  the  contract  strike  price at the time of expiration;  a put option  will  expire  worthless  if the price of the  related security is above the contract strike price at the time of expiration.

Put and call  options  will be employed  for bona fide  hedging  purposes  only.
Liquid securities sufficient to fulfill the call option delivery obligation will be identified and segregated in an account; deliverable securities sufficient to fulfill the put option  obligation will be similarly  identified and segregated.
In the case of put  options on futures  contracts,

                                       5

portfolio  securities  whose price  volatility  is expected to match that of the underlying futures contract will be identified and segregated.

MONEY MARKET INSTRUMENTS: Money market securities are instruments with remaining maturities of one year or less, such as bank  certificates of deposit,  bankers'
acceptances,  commercial paper (including master demand notes),  and obligations
issued  or  guaranteed  by  the  United  States  Government,   its  agencies  or
instrumentalities, some of which may be subject to repurchase agreements.

SHORT-TERM MONEY MARKET  INSTRUMENTS.  The Accounts may at any time invest funds awaiting  investment  or  held  as  reserves  for  the  purposes  of  satisfying redemption  requests,  payment of  dividends or making  other  distributions  to shareholders, in cash and short-term money market instruments.  Short-term money market  instruments may include (i) short-term U.S.  Government  Securities and, short-term  obligations of foreign sovereign  governments and their agencies and instrumentalities,  (ii) interest  bearing savings deposits on, and certificates of deposit and bankers'  acceptances of, United States and foreign banks,  (iii)
commercial  paper of U.S.  or of foreign  issuers  rated A-1 or higher by S&P or
Prime-1 by Moody's,  issued by companies  which have an  outstanding  debt issue rated  AA or  higher  by  S&P or Aa or  higher  by  Moody's  or,  if not  rated, determined by the  Investment  Subadviser  to be of comparable  quality to those rated obligations which may be purchased by the Accounts.

CERTIFICATES  OF DEPOSIT:  Certificates of deposit are receipts issued by a bank in  exchange  for the  deposit  of funds.  The  issuer  agrees to pay the amount deposited  plus  interest to the bearer of the receipt on the date  specified on the certificate.  The certificate  usually can be traded in the secondary market prior to maturity.

Certificates of deposit will be limited to U.S. dollar-denominated  certificates of United States banks which have at least $1 billion in deposits as of the date of  their  most  recently  published  financial  statements  (including  foreign branches of U.S. banks,  U.S. branches of foreign banks which are members of the
Federal Reserve System or the Federal Deposit Insurance Corporation).

The  Accounts  will not  acquire  time  deposits  or  obligations  issued by the
International  Bank for  Reconstruction  and Development,  the Asian Development
Bank or the Inter-American  Development Bank. Additionally,  the Accounts do not
currently intend to purchase such foreign  securities (except to the extent that certificates of deposit of foreign  branches of U.S. banks may be deemed foreign securities) or purchase  certificates of deposit,  bankers' acceptances or other similar obligations issued by foreign banks.  Additionally,  Account TSB invests in Euro  Certificates  of Deposit  issued by banks outside of the United States, with interest and principal paid in U.S. dollars.

BANKERS'  ACCEPTANCES:  Bankers'  acceptances  typically  arise from  short-term credit  arrangements  designed to enable  businesses  to obtain funds to finance commercial  transactions.  Generally,  an  acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific  merchandise.  The  draft is then  "accepted"  by the bank,  which,  in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity  date.  The acceptance may then be held by the accepting bank as an earning  asset or it may be sold in the  secondary  market at the going  rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270  days,  most  acceptances  have  maturities  of six  months or less.
Bankers'  acceptances  acquired by Accounts MM or TSB must have been accepted by
U.S.  commercial  banks,  including  foreign branches of U.S.  commercial banks, having total deposits at the time of purchase in excess of $1 billion,  and must be payable in U.S. dollars.

UNITED  STATES  GOVERNMENT  SECURITIES:  Securities  issued or guaranteed by the
United States  Government  include a variety of Treasury  securities that differ only in their interest rates,  maturities and dates of issuance.  Treasury Bills have  maturities of one year or less,  Treasury Notes have  maturities of one to ten years,  and Treasury  Bonds  generally  have  maturities of greater than ten years at the date of issuance.

Securities  issued or guaranteed by the United States Government or its agencies or  instrumentalities  include direct  obligations of the United States Treasury and  securities  issued or  guaranteed  by the Federal  Housing  Administration,
Farmers Home  Administration,  Export-Import  Bank of the United  States,  Small
Business  Administration,  Government  National  Mortgage  Association,  General
Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks,
Federal Loan Mortgage  Corporation,  Federal  Intermediate Credit Banks, Federal
Land Banks, Maritime Administration, The Tennessee Valley Authority, District of
Columbia Armory Board and Federal National Mortgage Association.

                                       6

Some  obligations of United States  Government  agencies and  instrumentalities, such as Treasury Bills and Government National Mortgage Association pass-through certificates,  are supported by the full faith and credit of the United  States;
others,  such as  securities  of Federal Home Loan Banks,  are  supported by the right of the issuer to borrow from the  Treasury;  still  others,  such as bonds issued by the Federal National Mortgage Association, a private corporation,  are supported only by the credit of the  instrumentality.  Because the United States
Government is not obligated by law to provide support to an  instrumentality  it sponsors,  the  Accounts  will  invest  in the  securities  issued  by  such  an instrumentality only when the investment advisers determine that the credit risk with  respect to the  instrumentality  does not make the  securities  unsuitable investments.  United States Government securities will not include international agencies  or  instrumentalities  in which  the  United  States  Government,  its agencies or  instrumentalities  participate,  such as the World Bank,  the Asian
Development Bank or the  Inter-American  Development  Bank, or issues insured by the Federal Deposit Insurance Corporation.

REPURCHASE  AGREEMENTS:  Interim cash balances may be invested from time to time in repurchase agreements with approved  counterparties.  Approved counterparties are limited to national banks or reporting  broker-dealers meeting the Advisor's credit quality standards as presenting  minimal risk of default.  All repurchase transactions must be collateralized  by U.S.  Government  securities with market value no less than  102% of the  amount of the  transaction,  including  accrued interest. Repurchase transactions generally mature the next business day but, in the event of a  transaction  of longer  maturity,  collateral  will be marked to market daily and, when required,  additional cash or qualifying  collateral will be required from the counterparty.

In executing a repurchase  agreement,  a portfolio purchases eligible securities subject to the seller's simultaneous  agreement to repurchase them on a mutually agreed upon date and at a mutually  agreed upon price.  The  purchase and resale prices are negotiated with the  counterparty on the basis of current  short-term interest  rates,  which  may be more or less  than  the  rate on the  securities
collateralizing   the  transaction.   Physical  delivery  or,  in  the  case  of
"book-entry"  securities,  segregation  in  the  counterparty's  account  at the
Federal  Reserve  for the  benefit of the  Account is  required  to  establish a perfected claim to the collateral for the term of the agreement in the event the counterparty fails to fulfill its obligation.

As the  securities  collateralizing  a repurchase  transaction  are generally of longer maturity than the term of the transaction, in the event of default by the counterparty  on its  obligation,  the  Account  would  bear the risks of delay, adverse market fluctuation and transaction costs in disposing of the collateral.

WHEN-ISSUED  SECURITIES.  Certain  Accounts  may,  from  time to time,  purchase
new-issue    government    or   agency    securities    on   a    "when-issued,"
"delayed-delivery," or "to-be-announced" basis ("when-issued  securities").  The prices of such  securities  are fixed at the time the  commitment to purchase is made and may be expressed in either  dollar-price or yield-  maintenance  terms.
Delivery and payment may be at a future date beyond  customary  settlement time.
It is the  Accounts'  customary  practice  to  make  when-issued  purchases  for settlement no more than 90 days beyond the commitment date.

The  commitment  to purchase a  when-issued  security  may be viewed as a senior security,  which is marked to market and  reflected in the  Account's  net asset value daily from the commitment  date.  While the adviser or subadviser  intends for the  Account  to take  physical  delivery  of these  securities,  offsetting transactions may be made prior to settlement, if it is advantageous to do so. An
Account  does not make payment or begin to accrue  interest on these  securities until  settlement  date.  To invest its assets  pending  settlement,  an Account normally  invests in short-term  money market  instruments and other  securities maturing no later than the scheduled settlement date.

The Accounts do not intend to purchase when-issued securities for speculative or
"leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC  thereunder,  when an  Account  commits to  purchase a security  on a when-issued  basis,  the  adviser  or  subadviser  identifies  and  places  in a
segregated   account  high-grade  money  market  instruments  and  other  liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser and subadvisers  believe that  purchasing  securities in this manner will be advantageous  to the Accounts.  However,  this practice  entails certain additional  risks,  namely the default of the counterparty on its obligations to deliver the security as scheduled.  In this event, an Account would experience a gain or loss  equal  to the  appreciation  or  depreciation  in  value  from the commitment  date. The adviser and  subadvisers  employ a rigorous credit quality
procedure  in  determining  the   counterparties  to  deal  with  in  purchasing
when-issued  securities and, in some circumstances,  require the counterparty to post cash or some other form of  security  as margin to protect the value of the delivery obligation pending settlement.

                                       7

FLOATING  AND VARIABLE  RATE  INSTRUMENTS:  Obligations  that have a floating or variable rate of interest  bear  interest at rates that are not fixed,  but vary with changes in specified  market rates or indices,  such as the prime rate, and at specified intervals.  Certain of these obligations may carry a demand feature that  would  permit  the  holder to tender  them back to the issuer at par value prior to maturity.  Each Account  limits its  purchases of floating and variable rate  obligations  to those of the same  quality as it  otherwise  is allowed to purchase. The advisers or subadvisers monitor on an ongoing basis the ability of an issuer of a demand  instrument to pay principal and interest on demand.  Each
Accounts' right to obtain payment at par on a demand  instrument can be affected by events  occurring  between the date the Accounts  elect to demand payment and the date  payment is due.  Those  events may affect the ability of the issuer of the  instrument  to make payment when due,  except when such demand  instruments permit  same-day  settlement.  To facilitate  settlement,  these same-day demand instruments  may be held in book entry  form at a bank other than the  Accounts'
custodian,  subject to a subcustodian agreement approved by the Accounts between that bank and the Accounts' custodian.

The  floating  and  variable  rate  obligations  that the  Accounts may purchase include  certificates of  participation  in obligations  purchased from banks. A certificate  of  participation  gives an Account an  undivided  interest  in the underlying  obligations in the proportion  that the Account's  interest bears to the total principal amount of such obligations.  Certain of such certificates of participation  may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity.

VARIABLE  AMOUNT MASTER DEMAND  NOTES:  Variable  amount master demand notes are unsecured  obligations  that permit the investment of fluctuating  amounts by an
Account at varying rates of interest pursuant to direct arrangements between the
Account as lender and the issuer as borrower.  Master  demand notes permit daily fluctuations  in the interest  rate and daily  changes in the amounts  borrowed.
Each  Account has the right to increase the amount under the note at any time up to the full amount  provided by the note  agreement,  or to decrease the amount, and the borrower  may repay up to the full amount of the note  without  penalty.
Because these types of notes are direct lending  arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded.  Also, there is no secondary  market for these notes,  although they are redeemable  and thus  repayable  by the  borrower  at face  value  plus  accrued interest at any time. Accordingly,  an Account's right to redeem is dependent on the  ability of the  borrower  to pay  principal  and  interest  on  demand.  In connection  with master demand note  arrangements,  the advisers or  subadvisers will consider the earning  power,  cash flow and other  liquidity  ratios of the issuer. These notes, as such, are not typically rated by credit rating agencies.
Unless they are so rated,  each Account will invest in them only if, at the time of an  investment,  the  issuer  meets  the  criteria  set  forth  for all other
commercial  paper.  Pursuant  to  procedures   established  by  the  adviser  or
subadviser, such notes are treated as instruments maturing in one day and valued at their par value. The advisers and subadvisers intend to continuously  monitor factors  related to the ability of the borrower to pay principal and interest on demand.

VARIABLE  RATE  MASTER  DEMAND  NOTES.  Variable  rate master  demand  notes are unsecured  obligations that permit a Fund to invest different amounts at varying interest rates under arrangements between the Account (as lender) and the issuer of the note (as borrower).  Under the note, an Account has the right at any time to increase the amount up to the full amount provided by the note agreement,  or to decrease  the amount,  and the borrower has the right to repay at any time up to the full amount of the note without  penalty.  Notes  purchased by an Account permit it to demand  payment of principal  and accrued  interest at any time (on not more  than  seven  days  notice).  Notes  acquired  by an  Account  may have maturities of more than one year,  provided that: (1) the Account is entitled to payment of principal and accrued  interest upon not more than seven days notice, and (2) the interest  rate on such notes is adjusted  automatically  at periodic intervals,  which  normally do not exceed 31 days but may extend up to one year.
The  notes are  deemed  to have a  maturity  equal to the  longer of the  period remaining to the next  interest-rate  adjustment  or the demand  notice  period.
Because these notes are direct lending  arrangements  between the lender and the borrower,  the notes  normally  are not  traded  and have no  secondary  market, although  the notes  are  redeemable  and,  thus,  repayable  at any time by the borrower at face value plus accrued interest. Accordingly, an Account's right to redeem  depends on the  borrower's  ability to pay  interest on demand and repay principal.  In connection  with variable rate master demand notes, an adviser or subadviser  considers,  under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand.  These notes are not typically rated by credit rating  agencies.  Unless rated,  an Account will invest in them only if the  investment  adviser  determines  that the issuer meets the criteria established for commercial paper.

ZERO COUPON BONDS AND STEP-UP BONDS. Zero coupon bonds do not pay interest. They are sold at a substantial  discount from face value.  Additionally,  zero coupon bonds give the issuer the  flexibility  of reduced  cash  interest

                                       8

expense for several years,  and they give the purchaser the potential  advantage of compounding the coupons at a higher rate than might otherwise be available.

Zero coupon bonds are very risky,  however,  for the investor.  Because the cash flows from zero coupon  bonds are  deferred  and because zero coupon bonds often represent  subordinated  debt,  their prices are more  volatile  than most other bonds.

Step-up bonds are a variant of zero coupon bonds. Step-up bonds pay little or no initial  interest rate for several years and then a higher rate until  maturity.
They are also issued at a discount from face value.

For tax  purposes,  a  purchaser  of zero  coupon  bonds owes  income tax on the interest  that has accrued  each year,  even though the Account has  received no cash. Certain federal tax law income and capital-gain  distribution requirements may have an adverse effect on an Account to the extent it invests in zero coupon bonds.

PAY-IN-KIND  BONDS.  Pay-in-kind  bonds  pay  interest  either  in  cash  or  in additional  securities at the issuer's option for a specified period.  Like zero coupon bonds, PIK bonds are designed to give the issuer  flexibility in managing cash flow. Unlike zero coupon bonds,  however,  PIK bonds offer the investor the opportunity  to sell the  additional  securities  issued in lieu of interest and thus obtain current income on the original  investment.  Certain federal tax law income and capital gain distribution  requirements may have an adverse effect on an Account to the extent that it invests in PIK bonds.

RESET BONDS.  The  interest  rate on reset bonds is adjusted  periodically  to a level  that  should  allow  the  bonds  to trade at a  specified  dollar  level, generally par or $101. The rate can usually be raised,  but the bonds have a low call premium, limiting the opportunity for capital gain. Some reset bonds have a maximum rate, generally 2.5% or 3% above the initial rate.

INCREASING  RATE NOTES.  Increasing rate notes ("IRNs") have interest rates that increase  periodically  (by 1/4% per quarter,  for example).  IRNs are generally used  as a  temporary  financing  instrument  since  the  increasing  rate is an incentive for the issuer to refinance with longer-term debt.

EQUITY SECURITIES. By definition, equity securities include common and preferred stocks,  convertible securities,  and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term  growth in value,  their prices fluctuate based on changes in a company's  financial  condition and on overall  market and economic  conditions.  Smaller  companies  are  especially  sensitive  to  these factors.

STOCKS. Certain Accounts expect to remain fully invested in common stocks to the extent  practicable,  and is therefore  subject to the general risk of the stock market.  The value of an  Account's  shares  can be  expected  to  fluctuate  in response to changes in market and economic  conditions  as well as the financial conditions  and prospects of the issuers in which it invests.  Certain  Accounts also may invest in stocks of smaller  companies  that may  individually  exhibit more price volatility than the broad market averages. Although equity securities have historically demonstrated long-term growth in value, their prices fluctuate based on  changes  in a  company's  financial  condition  and  general  economic conditions. This is especially true in the case of smaller companies.  Moreover,
Accounts  may  invest in  stocks of  growth-oriented  companies  that  intend to reinvest earnings rather than pay dividends.  An Account may make investments in stocks that may at times have limited  market  liquidity  and whose  purchase or sale would result in above average transaction costs.  Another factor that would increase the fundamental  risk of investing in smaller  companies is the lack of publicly available information due to their relatively short operating record as public companies.

Investing  in  medium  capitalization  stocks  may  involve  greater  risk  than investing  in large  capitalization  stocks,  since  they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The nature of investing in emerging growth companies  involves greater risk than is  customarily  associated  with  investments  in more  established  companies.
Emerging growth companies often have limited product lines, markets or financial resources,  and they may be dependent  on  one-person  management.  In addition, there may be less research  available on many  promising  small and medium sized emerging  growth  companies  making it more  difficult to find and analyze these companies.  The  securities  of  emerging  growth  companies  may  have  limited marketability and may be subject to more abrupt or erratic market movements than securities of larger,  more established  growth companies or the

                                       9

market  averages in general.  Shares of an  Account,  therefore,  are subject to greater  fluctuation in value than shares of a conservative  equity portfolio or of a growth portfolio that invests entirely in proven growth stocks.

CONVERTIBLE  SECURITIES.  Convertible  securities may include corporate notes or preferred stock but ordinarily are long-term debt  obligations of an issuer that are  convertible  at a stated price or exchange  rate into the  issuer's  common stock.  Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market  value of  convertible  securities  tends to  decline as  interest  rates increase and,  conversely,  to increase as interest rates decline.  In addition, because of the conversion  feature,  the market value of convertible  securities tends to vary with  fluctuations  in the market value of the  underlying  common stock and, therefore, reacts to variations in the general stock market. However, when the market price of the common  stock  underlying  a  convertible  security exceeds the conversion  price,  the price of the  convertible  security tends to reflect the value of the  underlying  common  stock.  As the market price of the underlying  common  stock  declines,  the  convertible  security  tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities,  convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks.  Like all  fixed-income  securities,  there can be no assurance of the current  income because  the  issuers  of  the  convertible  securities  may  default  on  their obligations.  Convertible  securities generally offer lower interest or dividend yields  than  non-convertible  securities  of  similar  quality  because  of the potential through the conversion feature for capital appreciation.  There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible   securities   generally  are  subordinated  to  other  similar  but
not-convertible  debt of the  same  issuer,  although  convertible  bonds  enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the  issuer's  common  stock.  Because of the  conversion  feature, however,  convertible  securities  typically  have lower  ratings  than  similar non-convertible securities.

A synthetic  convertible  security is comprised of two distinct  securities that together  resemble  convertible  securities.  Synthetic  convertible  securities combine  non-convertible  bonds or preferred  stock with  warrants or stock call options.  The options that form a portion of the convertible security are listed on a securities  exchange or on the National  Association of Securities  Dealers
Automated  Quotations  Systems.  The two  components of a synthetic  convertible security  generally are not offered as a unit but may be purchased and sold by a
Fund  at  different  times.   Synthetic   convertible   securities  differ  from
convertible  securities  in  that  each  component  of a  synthetic  convertible security has a separate market value and responds  differently from the other to market fluctuations.  Investing in synthetic convertible securities involves the risks  normally  involved in holding the  securities  comprising  the  synthetic convertible security.

DEBT  SECURITIES.  Debt  securities held by an Account may be subject to several types of investment risk,  including market or interest rate risk, which relates to the change in market  value caused by  fluctuations  in  prevailing  interest rates and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity.  Call or income risk relates  to  corporate  bonds  during  periods of falling  interest  rates,  and involves  the  possibility  that  securities  with high  interest  rates will be prepaid or  "called"  by the issuer  prior to  maturity.  Investment-grade  debt securities are generally  regarded as having  adequate  capacity to pay interest
and    repay     principal,     but    have     speculative     characteristics.
Below-investment-grade    debt    securities    (sometimes    referred   to   as
"high-yield/high-risk"    or   "junk"    bonds)   have    greater    speculative
characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt  instruments  over a period of time should reflect  prevailing interest rates, which depend on a number of factors, including government action in the  capital  markets,  government  fiscal  and  monetary  policy,  needs  of businesses  for capital goods for  expansion,  and investor  expectations  as to future inflation.  The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

Certain  Accounts may invest in  corporate  debt  obligations  that may be rated below the three highest rating categories of a nationally recognized statistical rating  organization (AAA, AA, or A for S&P and AAA, AA, or A for Moody's,  (see
the Appendix for more  information)) or, if unrated,  of comparable  quality and
may  have  speculative   characteristics  or  be  speculative.   Lower-rated  or
comparable  unrated bonds are commonly referred to as "junk bonds".  There is no minimum  acceptable  rating for a security  to be  purchased  or held by certain
Accounts,  and an Account may,  from time to time,  purchase or hold  securities rated in the lowest  rating  category and may include  bonds in default.  Credit ratings  evaluate the safety of the principal and interest  payments but not the market value of high yield bonds.  Further, the value of such bonds is likely to fluctuate over time.

                                       10

Lower-rated   bonds   usually  offer  higher  yields  with  greater  risks  than higher-rated  bonds.  Lower-rated bonds have more risk associated with them that the issuer of such bonds will default on principal and interest  payments.  This
is  because  of  reduced   creditworthiness   and  increased  risk  of  default.
Lower-rated securities generally tend to reflect short-term corporate and market developments  to a  greater  extent  than  higher-rated  securities  that  react primarily to  fluctuations  in the general level of interest  rates.  Short-term
corporate  and  market   developments   affecting  the  price  or  liquidity  of
lower-rated  securities  could include  adverse news  affecting  major  issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated  securities,  it may be harder to sell the securities at an optimum time.

As a result of these  factors,  lower-rated  securities  tend to have more price volatility  and carry  more  risk to  principal  and  income  than  higher-rated securities.

An economic  downturn may adversely affect the value of some lower-rated  bonds.
Such a downturn may especially affect highly leveraged companies or companies in cyclically  sensitive  industries,  where deterioration in a company's cash flow may impair its ability to meet its  obligations to pay principal and interest to bondholders  in a timely  fashion.  From time to time,  as a result of  changing conditions,  issuers  of  lower-rated  bonds  may  seek  or may be  required  to restructure the terms and conditions of securities they have issued. As a result of these  restructuring,  holders of  lower-rated  securities  may receive  less principal  and interest  than they had bargained for at the time such bonds were purchased. In the event of a restructuring, an Account may bear additional legal or  administrative  expenses  in  order to  maximize  recovery  from an  issuer.
Additionally,  an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated  bonds.  Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business  conditions,  whether or not  warranted by  fundamental  analysis,  may affect the price or liquidity of lower-rated bonds. On occasion,  therefore,  it may  become  difficult  to price or  dispose  of a  particular  security  in the
Account.

An  Account  may,  from time to time,  own zero  coupon  bonds  and  pay-in-kind securities.  A zero  coupon  bond makes no periodic  interest  payments  and the entire obligation  becomes due only upon maturity.  Pay-in-kind  securities make periodic  payments in the form of additional  securities as opposed to cash. The price  of zero  coupon  bonds  and  pay-in-kind  securities  is  generally  more sensitive  to  fluctuations  in  interest  rates  than are  conventional  bonds.
Additionally,  federal tax law  requires  that  interest on zero coupon bonds be reported as income to the Account even though it receives no cash interest until the maturity or payment date of such securities.

Many corporate debt  obligations,  including many lower rated bonds,  permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates.  Issuers are more likely to call bonds during periods of declining  interest  rates. In these cases, if an Account owns a bond that is called,  the Account will receive its return of principal  earlier than expected and would likely be required to reinvest the proceeds at a lower  interest rate, thus reducing income to the Account.

EVALUATING  THE  RISKS  OF  LOWER-RATED  SECURITIES.  An  Account's  adviser  or subadviser  will follow  certain  steps to evaluate  the risks  associated  with investing in lower-rated securities. These techniques include:

         CREDIT  RESEARCH.  The adviser or  subadviser  performs  its own credit analysis in addition to using nationally recognized  statistical rating
         organizations  and  other  sources,   including  discussions  with  the
         issuer's management, the judgment of other investment analysts, and its own informed  judgment.  The credit analysis will consider the issuer s financial  soundness,  its  responsiveness to changes in interest rates and business  conditions,  and its anticipated  cash flow,  interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser  places special  emphasis on the estimated  current value of the issuer's assets rather than historical costs.

         DIVERSIFICATION.  An Account  generally  invests in  securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

                                       11

         ECONOMIC ANALYSIS.  The adviser or subadviser will also analyze current developments  and trends in the economy and in the  financial  markets.
         When  investing in  lower-rated  securities,  timing and  selection are critical and analysis of the business cycle can be important.

Achievement by an Account  investing in these bonds of its investment  objective may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Account invested exclusively in higher-rated bonds.

EXCHANGE-TRADED  FINANCIAL  FUTURES.  Certain  Accounts may use  exchange-traded financial  futures  contracts  consisting of stock index  futures  contracts and futures  contracts on debt  securities  ("interest  rate futures") as a hedge to protect against changes in stock prices or interest rates. A stock index futures contract is a contractual  obligation to buy or sell a specified  index of stock at a future date for a fixed price.

An Account will not purchase or sell futures  contracts  for which the aggregate initial margin  exceeds 5% of the fair market value of its assets,  after taking into account  unrealized  profits and losses on any such contracts  which it has entered into. When a futures  contract is purchased,  the Account will set aside an amount of cash and cash  equivalents  equal to the total  market value of the futures  contract,  less the amount of the initial  margin.  At no time will the
Account's investments in such futures be used for speculative purposes.

All financial  futures  contracts  will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading  Commission  ("CFTC").  To ensure that its futures  transactions meet CFTC standards,  the Account will enter into futures  contracts for hedging purposes only (i.e., for the purposes or with the intent  specified  in  CFTC  regulations  and  interpretations,  subject  to the requirements of the Securities and Exchange Commission).

The use of options,  futures contracts,  options on futures  contracts,  forward contracts and options on foreign currencies may result in the loss of principal, particularly  where such  instruments are traded for other than hedging purposes
(e.g., to enhance current yield).

STOCK INDEX  FUTURES  CONTRACTS.  Certain  Accounts  may purchase and sell stock index futures contracts. Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference  between the value of a specified stock index on that date and the settlement price specified by the contract.  That is, the seller of the futures  contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely,  the purchaser  must pay and the seller would receive a multiple of any excess of the settlement  price over the value of the index. A public market  currently exists for stock index futures contracts based on the S&P 500 Index, the New York Stock
Exchange  Composite  Index,  the Value Line Stock  Index,  and the Major  Market
Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently  traded,  will in the future be the subject of publicly traded futures contracts. Each Account may purchase  and sell stock  index  futures  contracts  on its  benchmark  index or similar index.

Positions  taken in the futures  markets are not normally held until delivery or cash  settlement  is required,  but instead are  liquidated  through  offsetting transactions  that may result in a gain or a loss. While futures positions taken by an Account are usually liquidated in this manner, an Account may instead make or take  delivery of  underlying  securities  whenever  it appears  economically advantageous  to do so. A clearing  organization  associated  with the  relevant exchange  assumes  responsibility  for closing out  transactions  and guarantees that,  as between the clearing  members of the  exchange,  the sale and purchase obligations  will be performed  with regard to all positions that remain open at the termination of the contract.

When futures  contracts are entered into by an Account,  either as the purchaser or the  seller of such  contracts,  the Fund is  required  to  deposit  with its custodian in a segregated account in the name of the futures commission merchant
("FCM") an initial margin of cash or U.S.  Treasury bills equaling as much as 5%
to 10% or more of the contract  settlement  price.  The nature of initial margin requirements in futures  transactions  differs from traditional  margin payments made in securities transactions in that initial margins for futures contracts do not involve the  borrowing of funds by the customer to finance the  transaction.
Instead,  a customer's  initial margin on a futures  contract  represents a good faith deposit securing the customer's contractual  obligations under the futures contract.  The initial  margin deposit is returned,  assuming these  obligations have been met, when the futures contract is terminated. In addition,  subsequent payments to and from the FCM,  called  "variation  margin,"  are made on a daily basis  as the  price  of the  underlying  security  or  stock  index  fluctuates reflecting the change in value in the long (purchase) or short (sale)  positions in the financial futures contract, a process known as "marking to market."

                                       12

Futures contracts generally are not entered into to acquire the underlying asset and generally are not held to maturity.  Prior to the contract  settlement date, an Account  will  normally  close all  futures  positions  by  entering  into an offsetting  transaction  which  operates to cancel the position  held, and which usually results in a profit or loss.

OPTIONS ON STOCK INDEX  FUTURES  CONTRACTS.  Certain  Accounts also may purchase call and put  options  and write  covered  call and put  options on stock  index futures  contracts of the type into which the  particular  Fund is authorized to enter.  Covered put and call options on futures contracts will be covered in the same  manner as covered  options  on  securities  and  securities  indices.  The
Accounts  may invest in such  options  for the  purpose of closing out a futures position that has become illiquid.

Options on futures  contracts  are traded on  exchanges  that are  licensed  and regulated by the CFTC. A call option on a futures  contract  gives the purchaser the right in return for the premium paid, to purchase a futures contract (assume a "long"  position) at a specified  exercise price at any time before the option expires.  A put option gives the purchaser the right,  in return for the premium paid, to sell a futures  contract (assume a "short"  position),  for a specified exercise price, at any time before the option expires.

Unlike entering into a futures  contract itself,  purchasing  options on futures contracts allows a buyer to decline to exercise the option, thereby avoiding any loss beyond  forgoing the purchase  price (or  "premium")  paid for the options.
Whether, in order to achieve a particular  objective,  the Account enters into a stock index futures contract,  on the one hand, or an option contract on a stock index  futures  contract,  on the other,  will depend on all the  circumstances, including the relative costs,  liquidity,  availability and capital requirements of such futures and options  contracts.  Each Account will consider the relative risks involved, which may be quite different.  These factors, among others, will be considered in light of market  conditions and the particular  objective to be achieved.

CERTAIN  ADDITIONAL RISKS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.
In addition to the risks  described  in the  Prospectus,  the use of stock index futures contracts and options on such futures contracts may entail the following risks. First,  although such instruments when used by an Account are intended to correlate  with the Account's  portfolio  securities,  in many cases the futures contracts or options on futures contracts used may be based on stock indices the components  of which are not  identical  to the  portfolio  securities  owned or intended  to be  acquired  by the  Account.  Second,  due to supply  and  demand imbalances and other market factors,  the price movements of stock index futures contracts  and options  thereon may not  necessarily  correspond  exactly to the price  movements  of the stock  indices  on which  such  instruments  are based.
Accordingly, there is a risk that an Account's transactions in those instruments will not in fact offset the impact on the Account of adverse market developments in the  manner or to the  extent  contemplated  or that such  transactions  will result in losses to the  Account  which are not offset by gains with  respect to corresponding portfolio securities owned or to be purchased by that Account.

To some extent, careful management of these strategies can minimize these risks.
For example, where price movements in a futures contract are expected to be less volatile  than price  movements  in the related  portfolio  securities  owned or intended to be acquired by an Account,  it may, in order to compensate  for this difference,  use an amount of futures contracts which is greater than the amount of such portfolio securities.  Similarly,  where the price movement of a futures contract is  anticipated  to be more  volatile,  an Account may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.

The risk that the hedging technique used will not actually or entirely offset an adverse change in the value of an Account's securities is particularly  relevant to futures contracts.  An Account, in entering into a futures purchase contract, potentially  could  lose  any  or all of the  contract's  settlement  price.  In addition,  because stock index futures  contracts  require  delivery at a future date of an amount of cash  equal to a multiple  of the  difference  between  the value of a  specified  stock  index on that date and the  settlement  price,  an algebraic relationship exists between any price movement in the underlying index and the potential cost of settlement to an Account. A small increase or decrease in the value of the underlying  index can,  therefore,  result in a much greater increase or decrease in the cost to the Fund.  Although the  Accounts  intend to establish positions in these instruments only when there appears to be an active market,  there is no assurance  that a liquid market for such  instruments  will exist when they seek to "close out" (i.e.,  terminate) a particular  stock index futures contract position. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures exchanges may suspend  trading after the price of such  instruments has risen or fallen more than the maximum amount specified by the exchange. An Account may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being

                                       13

unable to liquidate a futures position.  Nevertheless, in some cases, an Account may experience  losses as a result of such  inability.  Therefore it may have to liquidate other more advantageous investments to meet its cash needs.

In addition,  FCMs or brokers in certain  circumstances  will have access to the
Accounts'  assets  posted as margin in  connection  with these  transactions  as permitted  under the Act.  The  Accounts  will use only FCMs or brokers in whose reliability  and financial  soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's  insolvency  or  bankruptcy,  it is possible  that an
Account  could  experience a delay or incur costs in  recovering  such assets or might recover less than the full amount due. Also the value of such assets could decline by the time the Account could effect such recovery.

The success of these techniques depends, among other things, on the adviser's or subadviser's  ability to predict the direction and volatility of price movements in the futures  markets as well as the securities  markets and on its ability to select the proper type, time, and duration of futures contracts. There can be no assurance  that these  techniques  will produce their intended  results.  In any event,  the adviser or  subadviser  will use stock index  futures  contracts and options  thereon only when it believes the overall  effect is to reduce,  rather than  increase,  the risks to which an Account is  exposed.  These  transactions also,  of course,  may be more,  rather than less,  favorable to an Account than originally anticipated.

SWAPS.  Swaps are  over-the-counter  (OTC)  agreements  that  typically  require counterparties  to make periodic  payments to each other for A specified period.
The calculation of these payments is based on an agreed-upon amount,  called the notional amount that generally is exchanged only in currency swaps. The periodic payments may be a fixed or floating  (variable)  amount.  Floating  payments may change with  fluctuations  in interest or currency  rates or equity or commodity prices,  depending  on the  contract  terms.  Swaps  are used to hedge a risk or obtain  more  desirable  financing  terms,  and they can be used to profit  from correctly anticipating rate and price movements.

FOREIGN AND EMERGING MARKETS SECURITIES.  Certain Accounts may invest in foreign
and/or  emerging   markets   securities.   These  securities  may  include  U.S.
dollar-denominated   securities  and  debt  securities  of  foreign  governments
(including provinces and municipalities) or their agencies or instrumentalities, securities  issued or guaranteed by  international  organizations  designated or supported by multiple governments or entities to promote economic reconstruction
or   development,   and  securities  of  foreign   corporations   and  financial
institutions.

Certain Accounts may invest in American  Depositary  Receipts  ("ADRs"),  Global
Depositary  Receipts ("GDRs") and European  Depositary  Receipts  ("EDRs"),  and
similar  instruments  providing for indirect investment in securities of foreign issuers. Due to the absence of established securities markets in certain foreign countries and restrictions in certain  countries on direct investment by foreign countries and restrictions in certain  countries on direct investment by foreign entities,  an Account  may invest in certain  issuers  through  the  purchase of sponsored and  unsponsored  ADRs or other similar  securities,  such as American
Depositary  Shares,   Global  Depositary  Shares  of  International   Depositary
Receipts.  ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying  securities into which they are convertible.  These securities may or may not be denominated in the same currency as the underlying securities.
Unsponsored ADRs may be created without the participation of the foreign issuer.
Holders of  unsponsored  ADRs  generally bear all the costs of the ADR facility, whereas  foreign  issuers  typically  bear certain costs in a sponsored ADR. The bank  or  trust  company  depository  of an  unsponsored  ADR  may be  under  no obligation to distribute  shareholder  communications  received from the foreign issuer or to pass through voting rights.

Subject to any limit on an Account's  investments in foreign  securities,  there may be no limit on the amount of assets that may be invested  in  securities  of issuers domiciled in a single country or market. To the extent that an Account's assets are invested  substantially in a single country or market, the Account is more  susceptible  to the risks of  investing  in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign  securities may offer an Account an opportunity to pursue the performance potential of an overseas market. Such securities,  however, also entail risks in addition to the risks of U.S.  securities.  Foreign  governments may  nationalize  or  expropriate  assets  or  impose  confiscatory  taxes on an investment. Civil wars or other political or financial instability or diplomatic developments  may  affect  the value of a Fund's  foreign  investments.  Foreign countries may impose currency exchange controls,  foreign  withholding taxes, or other  factors that may affect the value of an  investment.  Movement in foreign currency  exchange  rates  against  the U.S.  dollar may  result in  significant changes in the value of  overseas  investments.  Generally,  if the U.S.  dollar weakens,  the  value  of the  foreign

                                       14

investment  in  U.S.  dollars  increases.   Conversely,  when  the  U.S.  dollar
strengthens, the value of the foreign investment in U.S. dollars decreases.

There is generally less  information  publicly  available about a foreign issuer than about a U.S.  issuer,  and  foreign  issuers  generally  are not subject to accounting,  auditing and financial  reporting  practices  comparable  with U.S.
practices.  Some foreign  securities or markets are more thinly traded and, as a result,  foreign  securities  may be less  liquid  and more  volatile  than U.S.
securities.  Foreign  settlement  procedures and trade  regulations  may involve risks and expenses not present in U.S. settlements.

The risks of investing in foreign  securities  may be intensified in the case of investment in emerging  markets.  Securities of many issuers in emerging markets may be less  liquid  and more  volatile  than  comparable  domestic  securities.
Investment  in  emerging  markets  may be  subject  to  delays  in  settlements, resulting in periods when a portion of an Account's  assets is uninvested and no return is earned  thereon.  Certain  markets may require  payment for securities before  delivery,  and in such  markets  the  Account  bears  the risk  that the securities will not be delivered and that the payment will not be returned.

In addition, many emerging market countries have experienced substantial, and in some periods  extremely high,  rates of inflation for many years.  Inflation and rapid  fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities  markets of certain of these  countries.
In many cases,  emerging market  countries are among the world's largest debtors to commercial banks, foreign governments,  international financial organizations and other financial  institutions.  In recent years,  the governments of some of these countries have  encountered  difficulties in servicing their external debt obligations,  which led to defaults on certain obligations and the restructuring of certain indebtedness.

Foreign  securities  transactions also include generally higher commission rates and the risks of adverse changes in investment or exchange control  regulations, political  instability that could affect U.S.  investments in foreign countries, and potential restrictions on the flow of international capital.

Additionally,  dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product,  rate of inflation,  capital  reinvestment,  resource self-sufficiency and balance of payment positions.

ILLIQUID   SECURITIES.   Certain  Accounts  may  make  investments  in  illiquid
securities. Illiquid securities are those that are not readily marketable within seven days in the ordinary course of business and include restricted  securities that may not be publicly sold without  registration  under the Securities Act of
1933 (the "1933 Act") and Rule 144A securities. Inmost instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated.  If a Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933
Act, with respect to those sales,  and registration of such securities under the
1933 Act may be  required.  The  Accounts  will not  bear  the  expense  of such registration. In determining securities subject to the percentage limitation, an
Account  will  include,  in  addition  to  restricted   securities,   repurchase
agreements  maturing  in more than  seven days and other  securities  not having readily available market quotations,  including options traded over-the-counter, certain mortgage related securities and other securities subject to restrictions on resale.

RULE 144A  SECURITIES.  Certain Rule 144A securities may be considered  illiquid and, therefore, their purchase is subject to a Fund's limitation on the purchase of illiquid  securities,  unless the adviser  under  guidelines  approved by the
Board  determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A  securities  held by an Account,  the Account's level of illiquidity could increase.  The Board has established  standards and procedures for determining the liquidity of Rule 144A securities and periodically  monitors the adviser's  implementation  of the standards and  procedures.  The ability to sell to qualified  institutional  buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

LOANS OF  SECURITIES  TO BROKER  DEALERS.  The  Account may lend  securities  to brokers  and  dealers  pursuant  to  agreements  requiring  that  the  loans  be continuously secured by cash, liquid securities,  or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities  loaned. The Account will not loan securities if, after a loan, the aggregate of all outstanding  securities loans exceeds one third of

                                       15

the value of the Account's total assets taken at their current market value. The
Account  continues to receive interest or dividends on the securities loaned and simultaneously  earns interest on the investment of any cash loan  collateral in
U.S.  Treasury  notes,  certificates  of deposit,  other high grade,  short-term
obligations  or  interest-bearing  cash  equivalents.   Although  voting  rights
attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Account may vote the  securities  if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral,  in recovering  the  securities  loaned,  or even loss of  rights in the  collateral should the borrower of the securities fail  financially.  However,  loans may be made only to borrowers deemed to be of good standing,  under standards  approved by the Board of Managers  ("Board"),  when the income to be earned from the loan justifies the risks.

REVERSE REPURCHASE  AGREEMENTS:  A reverse repurchase  agreement  transaction is similar  to  borrowing  cash.  In a reverse  repurchase  agreement,  an  Account transfers  possession  of a portfolio  instrument to another  person,  such as a financial  institution,  broker,  or dealer,  in return for a percentage  of the instrument's  market value in cash and agrees on a stipulated date in the future to repurchase the portfolio  instrument by remitting the original  consideration plus interest at an agreed upon rate. The use of reverse  repurchase  agreements may enable an Account to avoid selling  portfolio  instruments  at a time when a sale may be deemed to be disadvantageous,  but the ability to enter into reverse repurchase  agreements  does not ensure that the  Account  will be able to avoid selling portfolio instruments at a disadvantageous time.

The Accounts  will enter into reverse  repurchase  agreements  only with parties whose creditworthiness has been found satisfactory to the adviser or subadviser.
Such  transactions  may increase  fluctuations  in an Account's  yield or in the market value of its assets.

When effecting reverse repurchase agreements,  liquid assets of an Account, in a dollar amount  sufficient to make payment for the  obligations  to be purchased, are  segregated at the trade date.  These  securities are marked to market daily and are  maintained  until the  transaction  is  settled.  During the period any reverse repurchase agreements are outstanding,  but only to the extent necessary to assure  completion  of the  reverse  repurchase  agreements,  an Account  may restrict  the  purchase of portfolio  instruments  to money  market  instruments maturing on or before the expiration date of the reverse repurchase agreements.

TEMPORARY  INVESTMENTS.  Permissible temporary investments for defensive or cash management  purposes may include  U.S.  government  securities  and money market instruments,  including  instruments  of banks that are  members of the  Federal
Deposit  Insurance  Corporation  with  assets  of at least $1  billion,  such as certificates  of deposit,  demand and time deposits,  and bankers'  acceptances;
prime commercial paper, including master demand notes; and repurchase agreements secured by U.S. government securities.

Certain  Accounts may invest in debt  obligations  which involve equity features such as conversion or exchange  rights,  warrants for the  acquisition of common stock of the same or a different issuer, participations based on revenues, sales or  profits,  or the  purchase  of  common  stock in a unit  transaction  (where corporate debt securities and common stock are offered as a unit).

TEMPORARY BANK BORROWING:  Certain  Accounts may borrow from banks for temporary purposes,  including the meeting of redemption requests, which might require the untimely disposition of securities.

LETTERS OF  CREDIT:  Certain  Accounts  may also  engage in trades of  municipal obligations,  certificates of participation therein,  commercial paper and other short-term  obligations that are backed by irrevocable  letters of credit issued by banks which assume the  obligation  for payment of principal  and interest in the event of default by an issuer.  Only banks the  securities of which,  in the opinion of the Investment  Subadviser,  are of investment  quality comparable to other  permitted  investments  of  the  Accounts  may  be  used  for  letter  of credit-backed investment.

INVESTMENT IN UNSEASONED  COMPANIES:  Certain  Accounts may also invest  Account assets in securities of companies  that have operated for less than three years, including the operations of predecessors. The Accounts have undertaken that they will not make investments that will result in more than 5% of total assets being invested in the securities of newly formed companies and equity  securities that are not readily marketable. Investing in securities of unseasoned companies may, under certain circumstances, involve greater risk than is customarily associated with investment in more established companies.

                                       16

REAL  ESTATE-RELATED  INSTRUMENTS:  Some Accounts may engage in the purchase and sale of real estate related instruments including real estate investment trusts,
commercial  and  residential   mortgage-backed   securities,   and  real  estate
financings.  Real  estate-related  instruments  are sensitive to factors such as real estate values and property taxes,  interest rates,  cash flow of underlying real estate assets, over building and the management skill and  creditworthiness of the issuer. Real  estate-related  instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

CORPORATE ASSET-BACKED SECURITIES:  Corporate asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan  receivables,  representing  the obligations of a number of different parties.  Corporate asset-backed  securities present certain risks. For instance,  in the case of credit care  receivables,  these securities may not have the benefit of any security interest in the related collateral.

ASSET-BACKED  MORTGAGE SECURITIES:  Securities of this type include interests in pools of lower-rated debt securities, or consumer loans or mortgages, or complex
instruments   such  as   collateralized   mortgage   obligations   and  stripped
mortgage-backed  securities.  The value of these securities may be significantly affected by changes in interest rates,  the market's  perception of the issuers, and the  creditworthiness  of the parties  involved.  Some securities may have a structure  that  makes  their  reaction  to  interest  rates and  other  factors difficult to predict,  making their value highly volatile.  These securities may also be subject to prepayment risk.

LOAN  PARTICIPATIONS  AND  OTHER  DIRECT  INDEBTEDNESS:  By  purchasing  a  loan participation,  a Fund  acquires  some or all of the interest of a bank or other lending  institution  in a loan to a  corporate  borrower.  Many such  loans are secured,  and  most  impose  restrictive  covenants  which  must  be  met by the borrower.  These loans are made generally to finance internal  growth,  mergers,
acquisitions,   stock  repurchases,   leveraged  buy-outs  and  other  corporate
activities. Such loans may be in default at the time of purchase.

Some Accounts may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and  services.  These claims may also be purchased at a time when the company is in  default.  Certain of the loan  participations  and other direct  indebtedness  acquired by these  Accounts may involve  revolving  credit facilities or other standby financing commitments which obligate the Accounts to pay additional cash on a certain date or on demand.

The highly leveraged nature of many such loans and other direct indebtedness may make such loans  especially  vulnerable to adverse changes in economic or market conditions.  Loan participations and other direct indebtedness may not be in the form of  securities  or may be subject to  restrictions  on  transfer,  and only limited  opportunities  may exist to resell such instruments.  As a result,  the
Accounts may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

INVESTMENT  COMPANY  SECURITIES:  Generally,  the Accounts may purchase and sell securities of open and  closed-end  investment  companies  subject to the limits prescribed under the 1940 Act..

AFFILIATED BANK  TRANSACTIONS:  Certain Accounts may engage in transactions with financial institutions that are, or may be considered to be "affiliated persons"
of the fund under the Investment  Company Act of 1940.  These  transactions  may include repurchase agreements with custodian banks;  short-term  obligations of, and  repurchase  agreements  with,  the  50  largest  U.S.  banks  (measured  by deposits);  municipal  securities,  U.S.  government  securities with affiliated financial institutions that are primary dealers in these securities;  short-term currency transactions;  and short-term borrowings. The Board of Managers and the advisers of Accounts  engaged in affiliated bank  transactions  have established and will  periodically  review procedures  applicable to transactions  involving affiliated financial institutions.

INDEXED  SECURITIES:  Certain Accounts may purchase  securities whose prices are indexed  to the  prices of other  securities,  securities  indices,  currencies, precious metals or other  commodities,  or other financial  indicators.  Indexed securities  typically,  but not always,  are debt  securities or deposits  whose value at  maturity  or coupon  rate is  determined  by  reference  to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting, in a security whose price tends to rise and fall together  with gold prices.  Currency-indexed securities typically are short-term to  intermediate-term  debt securities whose maturity  values or interest  rates are determined by reference to the values of one or more specified foreign currencies,  and may offer higher yields than U.S.
dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively  or  negatively  indexed;  that is, their  maturity  value may increase when the specified  currency value  increases,

                                       17

resulting  in a  security  that  performs  similarly  to  a  foreign-denominated instrument,  or  their  maturity  value  may  decline  when  foreign  currencies increase,  resulting in a security whose price  characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign  currencies  relative to each other.

The  performance  of  indexed  securities  depends  to a  great  extent  on  the performance  of the security,  currency,  or other  instrument to which they are indexed,  and may also be  influenced  by  interest  rate  changes in the United
States and  abroad.  At the same time,  indexed  securities  are  subject to the credit risks  associated  with the issuer of the security,  and their values may decline  substantially  if the issuer's  creditworthiness  deteriorates.  Recent issuers of indexed  securities  have included banks,  corporations,  and certain
U.S.  government  agencies.  Indexed  securities  may be more  volatile than the underlying instruments.

SHORT SALES "AGAINST THE BOX": Some Accounts may enter into a short sale against the box.  If an  Account  decides  to enter  into such  transitions,  it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities  convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding.

COMMERCIAL  PAPER RATINGS:  Investments in commercial paper are limited to those rated A-1 by  Standard & Poor's  Corporation  and  Prime-1 by Moody's  Investors
Service,   Inc.   Commercial   paper   rated  A-1  by  S&P  has  the   following
characteristics:  (1) liquidity  ratios are adequate to meet cash  requirements;
(2) the issuer's long-term senior debt is rated "A" or better,  although in some cases "BBB"  credits  may be allowed;  (3) the issuer has access to at least two additional  channels  of  borrowing;  (4) basic  earnings  and cash flow have an upward  trend  with  allowances  made  for  unusual  circumstances;  and (5) the issuer's  industry is  typically  well  established  and the issuer has a strong position within the industry.

The rating Prime-1 is the highest  commercial  paper rating assigned by Moody's.
Among the factors  considered by Moody's in assigning ratings are the following:
(1)  evaluating  the  management of the issuer;  (2) economic  evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain  areas;  (3)  evaluation of the issuer's  products in relation to competition and customer acceptance;  (4) liquidity;  (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7)
financial  strength of a parent company and the  relationship  which exists with the issuer;  and (8)  recognition by the management of obligations  which may be present  or  may  arise  as  a  result  of  public  preparations  to  meet  such obligations.  The relative strength or weakness of the above factors  determines how the issuer's commercial paper is rated within various categories.

                             INVESTMENT RESTRICTIONS

         The Separate  Accounts each have  different  investment  objectives and policies,  as  discussed  above and in the  Prospectus.  Each  Managed  Separate
Account has certain  fundamental  investment  restrictions,  which are set forth
below.  Neither  the  investment   objective  nor  the  fundamental   investment
restrictions  can be  changed  without a vote of a majority  of the  outstanding voting securities of the Accounts, as defined in the 1940 Act.

         The percentage restrictions (for either fundamental investment policies or investment  restrictions) are interpreted such that if they are adhered to at the time of investment,  a later  increase in a percentage  beyond the specified limit  resulting  from a change in the values of portfolio  securities or in the amount of net assets shall not be considered a violation.  It must be recognized that there are risks  inherent in the ownership of any investment and that there can be no assurance that the investment objectives of the Separate Accounts will be achieved.

THE TRAVELERS GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("GIS") THE
TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES ("TGIS")

INVESTMENT RESTRICTIONS

         The  investment  restrictions  for Accounts GIS and TGIS,  as set forth below, are identical,  except where indicated.  The investment  restrictions set forth in items 1 through 9 are fundamental and may not be changed without a

                                       18

vote of a majority  of the  outstanding  voting  securities  of  Account  GIS or
Account TGIS, as defined in the 1940 Act.  Items 10 through 13 may be changed by a vote of the Board of Managers of Account GIS or Account TGIS.

         1.   Not more than 5% of the assets of the Account  will be invested in the securities of any one issuer, except obligations of the United
              States Government and its instrumentalities.\

         2.   Borrowings will not be made,  except that the right is reserved to borrow  from  banks for  emergency  purposes,  provided  that such borrowings  will  not  exceed  5% of the  value of the  assets  of
              Account  GIS,  or 10% of the value of the assets of Account  TGIS, and  that  immediately  after  the  borrowing,  and at  all  times thereafter,  and while any such borrowing is unrepaid,  there will be asset  coverage  of at least  300%  for all  borrowings  of the
              Account.

         3.   Securities of other issuers will not be underwritten,  except that the Account  could be deemed an  underwriter  when  engaged in the sale of restricted securities. (See item 13.)

         4.   Interests in real estate will not be  purchased,  except as may be represented  by  securities  for  which  there  is an  established market.

         5.   No purchase of  commodities  or commodity  contracts will be made, except transactions  involving financial futures in order to limit transaction  and  borrowing  costs and for  hedging  purposes,  as discussed above.

         6.   Loans will be made only  through the  acquisition  of a portion of privately placed issue of bonds,  debentures or other evidences of indebtedness  of a type  customarily  purchased  by  institutional investors. (See item 13.)

         7.   Investments  will not be made in the  securities  of a company for the purpose of exercising management or control.

         8.   Not more than 10% of the voting  securities of any one issuer will be  acquired.  (It is the  present  practice of the Account not to exceed 5% of the voting securities of any one issuer.)

         9.   Senior securities will not be issued.

         10.  Short sales of securities will not be made.

         11.  Purchases  will  not be  made on  margin,  except  for  short-term credits which are necessary for the clearance of transactions, and for the  placement  of not more than 5% of its net asset  value in total margin deposits for positions in futures contracts.

         12.  The Account will not invest in the securities of other  investment companies,  except as part of a plan of merger,  consolidation  or acquisition of assets.

         13.  Not more than 5% of the value of the assets of the  Account may be invested in  restricted  securities  (securities  which may not be publicly offered without  registration under the Securities Act of
              1933).

         Changes in the  investments  of Accounts  GIS and TGIS may be made from time  to time to  take  into  account  changes  in the  outlook  for  particular industries  or  companies.  The  Accounts'  investments  will not,  however,  be concentrated  in any one  industry;  that is,  no more  than 25% of the value of their assets will be invested in any one industry.  While  Accounts GIS and TGIS may occasionally invest in foreign  securities,  it is not anticipated that such investments  will,  at any time,  account for more than 10% of their  investment portfolios.

         The assets of Accounts GIS and TGIS will be kept fully invested, except that (a)  sufficient  cash may be kept on hand to provide for  variable  annuity contract  obligations,  and  (b)  reasonable  amounts  of  cash,  United  States
Government or other liquid  securities,  such as short-term bills and notes, may be held for  limited  periods,  pending  investment  in  accordance  with  their respective investment policies.

                                       19

PORTFOLIO TURNOVER

         Although  Accounts  GIS and TGIS  intend  to  purchase  securities  for long-term  appreciation  of  capital  and  income,  and do not  intend  to place emphasis on obtaining  short-term  trading profits,  such short-term trading may occur.  A higher  turnover  rate  should  not be  interpreted  as  indicating  a variation from the stated investment policy of seeking long-term accumulation of capital,  and will  normally  increase the  brokerage  costs of Accounts GIS and
TGIS.  However,  negotiated  fees and the use of futures  contracts will help to reduce  brokerage  costs.  While there is no restriction on portfolio  turnover,
Account GIS expects to have a moderate  to high level of  portfolio  turnover in the range of 150% to 300%, and Account TGIS expects that its portfolio  turnover will be higher  than  normal  since the  Account is being  timed by third  party investment  advisory  services.  The portfolio turnover rate for Account GIS for the years  ended  December  31,  1999,  2000,  and 2001 was 47%,  52%,  and 32%,
respectively.  The portfolio  turnover rate for Account TGIS for the years ended
December 31, 1999, 2000, and 2001 was 51%, 59%, and 59%, respectively.

THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES ("TAS")

INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding  voting securities of
Account TAS, as defined in the 1940 Act. Account TAS may not:

         1.   invest more than 5% of its total assets, computed at market value, in the securities of any one issuer;

         2.   invest  in more  than 10% of any  class of  securities  of any one issuer;

         3.   invest more than 5% of the value of its total  assets in companies which have been in operation for less than three years;

         4.   borrow money, except to facilitate redemptions or for emergency or extraordinary  purposes and then only from banks and in amounts of up to 10% of its gross assets computed at cost; while outstanding, a  borrowing  may not  exceed  one-third  of the  value of its net
              assets,  including  the  amount  borrowed;   Account  TAS  has  no
              intention  of  attempting  to increase  its net income by means of borrowing  and all  borrowings  will be repaid  before  additional investments are made; assets pledged to secure borrowings shall be no more than the lesser of the amount borrowed or 10% of the gross assets of Account TAS computed at cost;

         5.   underwrite  securities,  except  that  Account  TAS  may  purchase securities  from  issuers  thereof or others  and  dispose of such securities  in a  manner  consistent  with  its  other  investment policies;  in the disposition of restricted securities the Account may be deemed to be an  underwriter,  as defined in the Securities
              Act of 1933 (the "1933 Act");

         6.   purchase real estate or interests in real estate,  except  through the  purchase  of  securities  of a  type  commonly  purchased  by financial  institutions  which do not include  direct  interest in real estate or mortgages,  or commodities or commodity  contracts, except transactions  involving financial futures in order to limit transaction  and  borrowing  costs  and for  hedging  purposes  as described above;

         7.   invest for the primary purpose of control or management;

         8.   make margin  purchases  or short sales of  securities,  except for short-term  credits  which  are  necessary  for the  clearance  of transactions, and to place not more than 5% of its net asset value in total margin deposits for positions in futures contracts;

         9.   make loans,  except that  Account TAS may  purchase  money  market securities,  enter into  repurchase  agreements,  buy publicly and privately  distributed debt securities and lend limited amounts of its portfolio  securities to broker-dealers;  all such investments must be  consistent  with the Account's  investment  objective and policies;

         10.  invest  more than 25% of its total  assets  in the  securities  of issuers in any single industry;

                                       20

         11.  purchase the securities of any other investment company, except in the open market and at customary  brokerage  rates and in no event more than 3% of the voting securities of any investment company;

         12.  invest in interests in oil, gas or other  mineral  exploration  or development programs; or

         13.  invest more than 5% of its net assets in  warrants,  valued at the lower of cost or market; warrants acquired by the Account in units or attached to securities  will be deemed to be without value with regard to this restriction. Account TAS is subject to restrictions in the sale of  portfolio  securities  to, and in its  purchase or retention of  securities  of,  companies  in which the  management personnel of The Travelers Investment Management Company ("TIMCO")
              have a substantial interest.

         Account TAS may make investments in an amount of up to 10% of the value of its net  assets  in  restricted  securities  which may not be  publicly  sold without  registration  under the 1933 Act. In most instances such securities are traded at a discount  from the market value of  unrestricted  securities  of the same issuer until the  restriction is eliminated.  If and when Account TAS sells such  portfolio  securities,  it may be deemed an  underwriter,  as such term is defined  in the  1933  Act,  with  respect  thereto,  and  registration  of such securities  under the 1933 Act may be  required.  Account  TAS will not bear the expense of such  registration.  Account TAS intends to reach agreements with all such issuers whereby they will pay all expenses of registration.  In determining securities subject to the 10% limitation,  Account TAS will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations.

PORTFOLIO TURNOVER

         Although Account TAS intends to invest in securities selected primarily for  prospective  capital  growth  and does not  intend  to  place  emphasis  on obtaining short-term trading profits,  such short-term trading may occur. A high turnover  rate should not be  interpreted  as  indicating  a variation  from the stated  investment  policy,  and will normally  increase Account TAS's brokerage costs.  While there is no  restriction  on  portfolio  turnover,  Account  TAS's portfolio  turnover  rate may be high since the  Account is being timed by third party investment  advisory  services.  The portfolio turnover rate for the years ended December 31, 1999, 2000, and 2001 was 85%, 106%, and 49% , respectively.

THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES ("QB")

INVESTMENT RESTRICTIONS

         The   account   normally   invests  at  least  80%  of  its  assets  in
investment-grade   bonds  and  debt  securities   ("80%   investment   policy").
Investment-grade  bonds are those rated within the three  highest  categories by
Standard & Poors Group, Moody's Investors Service,  Inc. or any other nationally recognized statistical rating organization,  or if, unrated, determined to be of comparable quality by the Adviser. Commercial paper rated in the top category by a  nationally  recognized  statistical  rating  organization  is included in the
Account's 80% investment policy.  The Account will notify  shareholders at least
60 days' prior to changing it's 80% investment policy.

         The  investment  restrictions  set forth in items 1 through 9 below are fundamental  and  may  not be  changed  without  a  vote  of a  majority  of the outstanding  voting  securities of Account QB, as defined in the 1940 Act. Items
10 through 13 may be changed by a vote of the Board of Managers of Account QB.

         1.   Not more than 15% of the value of the assets of Account QB will be invested in the securities of any one issuer,  except  obligations of the United States  Government  and its  instrumentalities,  for which there is no limit.

         2.   Borrowings will not be made,  except that the right is reserved to borrow  from banks for  emergency  purposes,  provided  that these borrowings  will  not  exceed  5% of the  value of the  assets  of
              Account QB and that  immediately  after the borrowing,  and at all times thereafter,  and while any borrowing is unrepaid, there will be asset  coverage of at least 300% for all  borrowings of Account
              QB.

         3.   Securities of other issuers will not be underwritten,  except that
              Account QB could be deemed to be an  underwriter  when  engaged in the sale of restricted securities.

                                       21

         4.   Interests in real estate will not be  purchased,  except as may be represented  by  securities  for  which  there  is an  established market.

         5.   No purchase of  commodities  or commodity  contracts will be made, except  transactions  involving  financial futures used as a hedge against  unanticipated  changes in  prevailing  levels of interest rates.

         6.   Loans will be made only  through the  acquisition  of a portion of privately placed issue of bonds, debentures and other evidences of indebtedness  of a type  customarily  purchased  by  institutional investors.

         7.   Investments  will not be made in the  securities  of a company for the purpose of exercising management or control.

         8.   Not more than 10% of the voting  securities of any one issuer will be acquired.

         9.   Senior securities will not be issued.

         10.  Short sales of securities will not be made.

         11.  Purchases  will not be made on margin,  except for any  short-term credits that are necessary for the clearance of  transactions  and to place up to 5% of the value of its net  assets in total  margin deposits for positions in futures contracts.

         12.  Account QB will not invest in the  securities of other  investment companies,  except as part of a plan of merger,  consolidation  or acquisition of assets.

         13.  The average period of maturity (or in the case of  mortgage-backed securities, the estimated average life of cash flows) of all fixed interest debt  instruments held by Account QB will not exceed five years.

         The  investments  of  Account  QB will not be  concentrated  in any one industry;  that is, no more than 25% of the value of its assets will be invested in any one industry. There is no investment policy as to Account QB's investment in foreign securities.

PORTFOLIO TURNOVER

         Brokerage  costs   associated  with  short-term  debt  instruments  are
significantly lower than those incurred on equity investments,  and thus, a high portfolio  turnover  rate  would not  adversely  affect the  brokerage  costs of
Account  QB to the same  extent as high  turnover  in a separate  account  which invests  primarily in common stock.  The portfolio  turnover rate for Account QB for the years ended December 31, 1999,  2000, and 2001 was 340%, 105%, and 166%,
respectively.

THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES ("MM")

INVESTMENT RESTRICTIONS

         In keeping with the objective of obtaining the highest possible current income  consistent with a high degree of liquidity and  preservation of capital,
Account MM operates under the following  restrictions,  which  restrictions  are fundamental  and  may  not be  changed  without  a  vote  of a  majority  of the outstanding voting securities of Account MM, as defined in the 1940 Act. Account
MM may not:

         1.   purchase any security which has a maturity date more than one year from the date of the Account's purchase;

         2.   invest more than 25% of its assets in the securities of issuers in any single  industry  (exclusive of securities  issued by domestic banks and savings and loan  associations,  or securities issued or
              guaranteed  by  the  United  States   Government,   its  agencies,
              authorities or instrumentalities).  Neither all finance companies, as a group, nor all utility companies,  as a group, are considered a single industry for the purpose of restriction;

                                       22

         3.   acquire  more than 10% of the  outstanding  securities  of any one issuer,  including  repurchase  agreements  with  any one  bank or dealer (exclusive of securities issued or guaranteed by the United
              States Government, its agencies or instrumentalities);

         4.   invest  more than 5% of its  assets in the  securities  of any one issuer,  other than securities  issued or guaranteed by the United
              States Government.  However,  the Fund may invest up to 25% of its total assets in first tier securities, as defined in Rule 2a-7, of a single  issuer for a period of up to three  business  days after the purchase thereof;

         5.   borrow  money,  except  from  banks  on a  temporary  basis  in an aggregate  amount not to exceed  one-third of the Account's assets
              (including  the  amount  borrowed);  the  borrowings  may be  used exclusively  to  facilitate  the  orderly  maturation  and sale of portfolio  securities  during  any  periods  of  abnormally  heavy redemption requests, if they should occur; such borrowings may not be used to purchase  investments and the Account will not purchase any investment while any such borrowing exists;  immediately after the borrowing,  and at all times thereafter while any borrowing is unrepaid,  there will be asset  coverage  of at least 300% for all borrowings of the Account;

         6.   pledge,  hypothecate  or in any manner  transfer,  as security for indebtedness,  any securities owned or held by the Account, except as may be necessary in  connection  with any  borrowing  mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7.   make loans,  provided  that the Account may purchase  money market securities and enter into repurchase agreements;

         8.   (a) make  investments for the purpose of exercising  control;  (b)
              purchase  securities  of other  investment  companies,  except  in
              connection   with  a   merger,   consolidation,   acquisition   or
              reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests  therein,  or money market  securities issued by companies which invest in real estate
              or  interests  therein),   commodities  or  commodity   contracts,
              interests  in oil,  gas or  other  mineral  exploration  or  other development  programs;  (d) purchase any securities on margin; (e)
              make short sales of  securities  or  maintain a short  position or write,  purchase  or  sell  puts,  calls,  straddles,  spreads  or combinations  thereof;  (f) invest in securities of issuers (other than  agencies,  authorities  or  instrumentalities  of the United
              States Government) having a record, together with predecessors, of less than three years of  continuous  operation if more than 5% of the  Account's  assets would be invested in such  securities;  (g)
              purchase or retain  securities  of any issuer if the  officers and directors of the investment adviser who individually own more than
              0.5% of the  outstanding  securities  of such issuer  together own more than 5% of the  securities  of such issuer;  or (h) act as an underwriter of securities;

         9.   invest in securities  which under the 1933 Act or other securities laws cannot be readily disposed of with  registration or which are
              otherwise  not  readily   marketable  at  the  time  of  purchase,
              including  repurchase  agreements  that  mature in more than seven days,  if as a result more than 10% of the value of the  Account's assets is invested in these  securities.  At present,  the Account has  no  investments  in  these  securities  and  has  no  present expectation of purchasing any, although it may in the future; and

         10.  issue senior securities.

PORTFOLIO TURNOVER

         A  portfolio  turnover  rate is not  applicable  to Account  MM,  which invests only in money market instruments.

THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES ("TSB")

INVESTMENT RESTRICTIONS

         The Account normally invests at least 80% of its assets in high quality
U.S. dollar  denominated  instruments  ("80% investment  policy").  High quality instruments  generally  are rated in the  highest  rating  category  by national rating agencies or are deemed comparable.  The Account will notify  shareholders at least 60 days' prior to changing its 80% investment policy.

                                       23

         In keeping with the objective of obtaining the highest possible current income  consistent with a high degree of liquidity and  preservation of capital,
Account TSB also operates under the following  restrictions,  which restrictions are  fundamental  and may not be  changed  without a vote of a  majority  of the outstanding  voting  securities  of  Account  TSB,  as  defined in the 1940 Act.
Account TSB may not:

         1.   purchase  any security  which has a maturity  date more than three years from the date such security was purchased;

         2.   invest more than 25% of its assets in the securities of issuers in any single  industry  (exclusive of securities  issued by domestic banks and savings and loan  associations,  or securities issued or
              guaranteed  by  the  United  States   Government,   its  agencies,
              authorities or instrumentalities);  neither all finance companies, as a group, nor all utility companies,  as a group, are considered a single industry for the purpose of restriction;

         3.   invest  more than 10% of its assets in the  securities  of any one issuer,  including  repurchase  agreements  with  any one  bank or dealer (exclusive of securities issued or guaranteed by the United
              States Government, its agencies or instrumentalities);

         4.   acquire  more than 10% of the  outstanding  securities  of any one issuer (exclusive of securities issued or guaranteed by the United
              States Government, its agencies or instrumentalities);

         5.   borrow  money,  except  from  banks  on a  temporary  basis  in an aggregate  amount not to exceed  one-third of the Account's assets
              (including  the  amount  borrowed);  the  borrowings  may be  used exclusively  to  facilitate  the  orderly  maturation  and sale of portfolio  securities  during  any  periods  of  abnormally  heavy redemption requests, if they should occur; such borrowings may not be used to purchase  investments and the Account will not purchase any investment while any such borrowing exists;  immediately after the borrowing,  and at all times thereafter while any borrowing is unrepaid,  there will be asset  coverage  of at least 300% for all borrowings of the Account;

         6.   pledge,  hypothecate  or in any manner  transfer,  as security for indebtedness,  any securities owned or held by the Account, except as may be necessary in  connection  with any  borrowing  mentioned above and in an aggregate amount not to exceed 5% of the Account's assets;

         7.   make loans,  provided  that the Account may purchase  money market securities and enter into repurchase agreements;

         8.   (a) make  investments for the purpose of exercising  control;  (b)
              purchase  securities  of other  investment  companies,  except  in
              connection   with  a   merger,   consolidation,   acquisition   or
              reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests  therein,  or money market  securities issued by companies which invest in real estate
              or  interests  therein),   commodities  or  commodity   contracts,
              interests  in oil,  gas or  other  mineral  exploration  or  other development  programs;  (d) purchase any securities on margin; (e)
              make short sales of  securities  or  maintain a short  position or write,  purchase  or  sell  puts,  calls,  straddles,  spreads  or combinations  thereof;  (f) invest in securities of issuers (other than  agencies,  authorities  or  instrumentalities  of the United
              States Government) having a record, together with predecessors, of less than three years of  continuous  operation if more than 5% of the  Account's  assets would be invested in such  securities;  (g)
              purchase or retain  securities  of any issuer if the  officers and directors of the investment adviser who individually own more than
              0.5% of the  outstanding  securities  of such issuer  together own more than 5% of the  securities  of such issuer;  or (h) act as an underwriter of securities;

         9.   invest in securities  which under the 1933 Act or other securities laws cannot be readily disposed of with  registration or which are
              otherwise  not  readily   marketable  at  the  time  of  purchase,
              including  repurchase  agreements  that  mature in more than seven days,  if as a result more than 10% of the value of the  Account's assets is invested in these  securities.  At present,  the Account has  no  investments  in  these  securities  and  has  no  present expectation of purchasing any, although it may in the future; and

         10.  issue senior securities.

                                       24

PORTFOLIO TURNOVER

         Brokerage  costs   associated  with  short-term  debt  instruments  are
significantly lower than those incurred on equity investments,  and thus, a high portfolio  turnover  rate  would not  adversely  affect the  brokerage  costs of
Account TSB to the same  extent as high  turnover  in a separate  account  which invests  primarily in common stock.  While there is no  restriction on portfolio turnover,  Account  TSB's  turnover  rate may be high since the Account is being timed by third party investment advisory services.

A portfolio turnover rate is not applicable to Account TSB which invests only in short-term instruments.

                   INVESTMENT MANAGEMENT AND ADVISORY SERVICES

         The investments and  administration  of the separate accounts are under the  direction of the Board of Managers.  The  Travelers  Investment  Management
Company  (TIMCO)  furnishes  investment  management  and  advisory  services  to
Accounts TGIS, TSB and TAS according to the terms of written Investment Advisory
Agreements.  The Investment  Advisory  Agreements between Account TGIS and TIMCO and Account TSB and TIMCO,  were each approved by a vote of the variable annuity contract owners at their meeting held on April 23, 1993. The Investment Advisory
Agreement  between  Account TAS and TIMCO was approved by a vote of the variable annuity  contract  owners at their  meeting held on April 23, 1993,  and amended effective May 1, 1996 by virtue of contract  owner approval at a meeting held on
April 19, 1996.

         Travelers Asset Management  International Company LLC (TAMIC) furnishes investment  management  and  advisory  services  to  Accounts  GIS,  QB,  and MM according to the terms of written Investment Advisory Agreements. The Investment
Advisory  Agreements between Account QB and TAMIC and Account MM and TAMIC, were each  approved by a vote of variable  annuity  contract  owners at their meeting held on April 23, 1993. The Investment  Advisory  Agreement  between Account GIS and TAMIC was  approved by a vote of the  variable  annuity  contract  owners at their meeting held on April 27, 1998.

         The agreements  between  Accounts TGIS, TSB and TAS and TIMCO,  and the agreements  between  Accounts  GIS,  QB and MM and TAMIC,  will all  continue in effect as  described  below in (3),  as  required  by the 1940 Act.  Each of the agreements:

         1.   provides that for investment management and advisory services, the
              Company  will pay to TIMCO  and  TAMIC,  on an  annual  basis,  an advisory  fee  based on the  current  value of the  assets  of the accounts for which TIMCO and TAMIC act as investment advisers (see
              "Advisory Fees" in the prospectus);

         2.   may not be terminated by TIMCO or TAMIC without the prior approval of a new investment advisory agreement by those casting a majority of  the  votes  entitled  to  be  cast  and  will  be  subject  to termination  without the payment of any  penalty,  upon sixty days written  notice,  by the Board of  Managers  or by a vote of those casting a majority of the votes entitled to be cast;

         3.   will  continue in effect for a period more than two years from the date  of  its  execution,  only  so  long  as its  continuance  is specifically approved at least annually by a vote of a majority of the  Board  of  Managers,  or  by a  vote  of a  majority  of  the outstanding voting securities of the Accounts. In addition, and in either  event,  the  terms  of the  agreements  must  be  approved annually by a vote of a majority of the Board of Managers  who are not  parties  to, or  interested  persons  of any  party  to,  the agreements,  cast in person at a meeting called for the purpose of voting on the approval and at which the Board of Managers has been furnished the information that is reasonably necessary to evaluate the terms of the agreements; and

         4.   will automatically terminate upon assignment.

ADVISORY FEES

         The  advisory  fee  for  each  Separate  Account  is  described  in the prospectus.

                                       25

         The advisory fees paid to TIMCO by each of the Accounts during the last three fiscal years were:

                         ACCOUNT TSB         ACCOUNT TGIS       ACCOUNT TAS
                         -----------         ------------       -----------
              1999        $ 585,299           $ 398,256          $ 216,715
              2000        $ 507,383           $ 409,138          $ 204,456
              2001        $ 239,089           $ 438,160          $ 262,498

         The advisory fees paid to TAMIC by each of the Accounts during the last three fiscal years were:

                         ACCOUNT GIS         ACCOUNT QB         ACCOUNT MM
                         -----------         ------------       -----------
              1999       $5,840,016*          $ 495,204          $ 407,307
              2000       $5,961,627*          $ 407,112          $ 497,116
              2001       $4,526,872           $ 415,273          $ 554,922

Effective  May 1,  1998,  TIMCO  became  the  Subadviser  to  Account  GIS.  The subadvisory  fee paid to TIMCO by TAMIC  for  Account  GIS for the  years  ended
December  1999,  2000 and  2001  were  $3,895,005,  $3,955,815  and  $3,207,117, respectively.

                                      TIMCO

         Investment  decisions  for  Accounts  TGIS,  TSB and  TAS  will be made independently  from each other and from any other accounts that may be or become managed by TIMCO.  If,  however,  accounts  managed by TIMCO are  simultaneously engaged in the purchase of the same security,  then available  securities may be allocated  to each  account and may be  averaged as to price in whatever  manner
TIMCO deems to be fair. In some cases,  this system might  adversely  affect the price or volume of securities being bought or sold by an account, while in other cases it may produce better executions or lower brokerage rates.

BROKERAGE

         Subject to approval of the Board of Managers,  and in  accordance  with the Investment  Advisory  Agreements,  TIMCO will place purchase and sale orders for portfolio  securities of the Accounts  through  brokerage firms which it may select from time to time with the  objective  of seeking the best  execution  by responsible  brokerage  firms at  reasonably  competitive  rates.  To the extent consistent with this policy,  certain brokerage  transactions may be placed with firms,  which  provide  brokerage,  and  research  services  to TIMCO,  and such transactions may be paid for at higher rates than other firms would charge.  The term  "brokerage  and  research  services"  includes  advice  as to the value of securities;  the advisability of investing in, purchasing or selling securities;
the  availability  of  securities  for  purchasers  or  sellers  of  securities;
furnishing  analyses  and reports  concerning  issues,  industries,  securities, economic factors and trends, portfolio strategy and performance of accounts; and
effecting  securities  transactions and performing  functions incidental thereto
(such as clearance and settlement). These brokerage and research services may be utilized in providing  investment  advice to Accounts TGIS, TSB and TAS, and may also be utilized in providing  investment  advice and management to all accounts over which TIMCO exercises investment  discretion,  but not all of such services will  necessarily  be utilized in providing  investment  advice to all accounts.
This  practice may be expected to result in greater  cost to the  Accounts  than might  otherwise  be the case if brokers  whose  charges were based on execution alone were used for such  transactions.  TIMCO  believes that brokers'  research services are very important in providing investment advice to the Accounts,  but is unable to give the services a dollar value.  While research  services are not expected to reduce the expenses of TIMCO,  TIMCO will,  through the use of these services,  avoid the  additional  expenses  which would be incurred if it should attempt to develop comparable information through its own staff.

         Transactions  in  the  over-the-counter  market  are  placed  with  the principal  market  makers  unless  better  price and  execution  may be obtained
otherwise.   Brokerage  fees  will  be  incurred  in  connection   with  futures
transactions, and Accounts TGIS and TAS will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         The overall  reasonableness of brokerage  commissions paid is evaluated by personnel of TIMCO  responsible  for trading and managing the  portfolios  of
Accounts GIS, TGIS, TSB and TAS by comparing brokerage firms utilized

                                       26

by TIMCO to other firms with respect to the following  factors:  the prices paid or received in securities transactions,  speed of execution and settlement, size and  difficulty of the brokerage  transactions,  the financial  soundness of the firms,  and the quality,  timeliness  and quantity of research  information  and reports.

                                                                 Total Portfolio Transactions          Commission paid to
                                                                 Associated with Brokers Providing     Such Brokers for
Funds                2001            2000           1999         Research Services in 2001             Research in 2001
-----                ----            ----           ----        ----------------------------------     ------------------
Account GIS          $835,455     $1,113,445     $970,607                 $433,444,723                    $594,835
Account TGIS         $218,310     $  152,854     $147,504                 $177,826,847                    $172,867
Account TAS          $124,817     $  126,288     $165,806                 $ 81,822,243                    $ 84,533

         There were no brokerage  commissions paid by Account QB and Account TSB for the fiscal years ended December 31, 1999, 2000 and 2001. For the fiscal year ended  December 31, 2001,  no portfolio  transactions  were  directed to certain brokers because of research services.

No formulas  were used in placing  such  transactions  with brokers who provided research  services,  and no specific  amount of  transactions  was allocated for research services. Brokerage business placed with brokers affiliated with any of the advisers or subadvisers during 2001 follows.

                                      TAMIC

         Investment  advice and management for TAMIC's clients (Accounts GIS, QB and MM) are furnished in accordance with their respective  investment objectives
and  policies  and   investment   decisions   for  the  Accounts  will  be  made
independently  from  those of any other  accounts  managed  by  TAMIC.  However, securities  owned by Accounts  GIS, QB or MM may also be owned by other  clients and it may occasionally develop that the same investment advice and decision for more than one client is made at the same time. Furthermore,  it may develop that a  particular  security is bought or sold for only some  clients  even though it might be held or bought or sold for other clients, or that a particular security is bought for some clients when other clients are selling the security. When two or more accounts are engaged in the purchase or sale of the same  security,  the transactions  are allocated as to amount in  accordance  with a formula which is equitable to each account. It is recognized that in some cases this system could have a  detrimental  effect on the price or  volume  of the  security  as far as
Accounts GIS, QB or MM are concerned.  In other cases,  however,  it is believed that the ability of the  accounts to  participate  in volume  transactions  will produce better executions for the accounts.

BROKERAGE

         Subject  to  approval  of the Board of  Managers,  it is the  policy of
TAMIC, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best  execution  and price in the  execution  of a securities  transaction  by a broker involves a number of considerations,  including,  without limitation, the overall direct net economic  result to Account QB,  involving both price paid or received and any  commissions and other cost paid, the efficiency with which the transaction  is effected,  the ability to effect the  transaction at all where a large  block is  involved,  the  availability  of the  broker to stand  ready to execute  possible  difficult  transactions  in the  future,  and  the  financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in  determining  the overall  reasonableness  of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services,  analyses and reports  concerning  issuers, industries,  securities,  economic factors and trends, and other statistical and factual  information.  Any such  research  and  other  statistical  and  factual information  provided by brokers is  considered  to be in addition to and not in lieu of services required to be performed by TAMIC under its Investment Advisory
Agreements.  The cost,  value and specific  application of such  information are indeterminable  and hence are not  practicably  allocable  among  Account QB and other clients of TAMIC who may indirectly  benefit from the availability of such information.  Similarly, Account QB may indirectly benefit from information made available as a result of transactions for such clients.

         Purchases and sales of bonds and money market  instruments will usually be  principal  transactions  and will  normally be purchased  directly  from the issuer or from the underwriter or market maker for the securities. There usually will be no brokerage  commissions  paid for such  purchases.  Purchases from the underwriters  will  include  the  underwriting  commission  or  concession,  and purchases from dealers  serving as market makers will include the spread between the bid and asked prices.  Where  transactions are made in the  over-the-counter market,  Accounts GIS and QB

                                       27

will deal with primary market makers unless more favorable  prices are otherwise
obtainable.   Brokerage  fees  will  be  incurred  in  connection  with  futures transactions, and Account QB will be required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

         TAMIC may follow a policy of  considering  the sale of units of Account
QB  a  factor  in  the  selection  of   broker-dealers   to  execute   portfolio
transactions, subject to the requirements of best execution described above.

         The policy of TAMIC with  respect to  brokerage is and will be reviewed by the Board of Managers  periodically.  Because of the  possibility  of further
regulatory   developments  affecting  the  securities  exchanges  and  brokerage practices  generally,  the  foregoing  practices  may be  changed,  modified  or eliminated.

PORTFOLIO TRANSACTIONS

         Subject to the general  supervision of the Board of Managers,  TAMIC is responsible  for the  investment  decisions  and the  placement  of  orders  for portfolio  transactions of Account MM.  Portfolio  transactions  occur primarily with issuers,  underwriters or major dealers in money market  instruments acting as principals.  Such transactions are normally on a net basis and do not involve payment of  brokerage  commissions.  The cost of  securities  purchased  from an underwriter usually includes a commission paid by the issuer to the underwriter, and  transactions  with dealers  normally reflect the spread between the bid and asked  prices.  TAMIC  seeks to obtain  the best net  price  and most  favorable execution of orders for the purchase and sale of portfolio securities.

CODE OF  ETHICS.  Pursuant  to Rule  17j-1 of the 1940  Act,  the  Funds,  their investment advisers and principal  underwriter have adopted codes of ethics that permit  personnel  to invest in  securities  for their own  accounts,  including securities that may be purchased or held by the funds.  All personnel must place the interest of clients first and avoid activities,  interests and relationships that might  interfere  with the duty to make  decisions in the best interests of the clients. All personnel  securities  transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                               VALUATION OF ASSETS

The  value of the  assets of each  Funding  Option  is  determined  at 4:00 p.m.
eastern time on each  business  day,  unless we need to close  earlier due to an emergency.  A business day is any day the New York Stock Exchange is open. It is expected  that the Exchange  will be closed on Saturdays  and Sundays and on the observed  holidays of New Year's Day,  Martin Luther King, Jr. Day,  President's
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
and Christmas  Day. Each security  traded on a national  securities  exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the  reported  bid and  asked  prices  on the  business  day or on the  basis of quotations received from a reputable broker or any other recognized source.

         When market  quotations are not considered to be readily  available for long-term  corporate bonds and notes,  such  investments are generally stated at fair value on the basis of  valuations  furnished  by a pricing  service.  These valuations are determined  for normal  institutional-size  trading units of such securities using methods based on market transactions for comparable  securities and various  relationships  between securities which are generally recognized by institutional traders.  Securities,  including restricted securities,  for which pricing  services are not readily  available  are value by  management at prices which it deems in good faith to be fair.

         Short term investments for which a quoted market price is available are valued at market.  Short-term  investments for which there is no reliable quoted market price are valued at amortized cost which approximates market.

                              NET INVESTMENT FACTOR

THE CONTRACT  VALUE:  The value of an  Accumulation  Unit on any business day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment  performance of an investment alternative from one Valuation  Period to the next.  The net  investment  factor is determined by dividing (a) by (b) and adding (c) to the result where:

                                       28

         (a)  is the net  result of the  Valuation  Period's  investment  income
              (including, in the case of assets invested in an underlying mutual fund,  distributions  whose  ex-dividend  date  occurs  during the
              Valuation Period), PLUS capital gains and losses (whether realized or unrealized), LESS any deduction for applicable taxes (presently zero);

         (b)  is the  value of the  assets  at the  beginning  of the  Valuation
              Period (or, in the case of assets invested in an underlying mutual fund, value is based on the net asset value of the mutual fund);

         (c)  is the net result of 1.000,  LESS the Valuation  Period  deduction for the insurance  charge,  LESS the applicable  deduction for the investment advisory fee, and in the case of Accounts TGIS, TSB and
              TAS,  less the  applicable  deduction  for market timing fees (the deduction for the investment advisory fee is not applicable in the case of assets  invested in an Underlying  Fund,  since the fee is reflected in the net asset value of the fund).

         The net investment factor may be more or less than one.

ACCUMULATION  UNIT VALUE. The value of an accumulation  unit on any business day is determined by multiplying the value on the preceding  business day by the net investment  factor for the business day just ended. The net investment factor is calculated  for each  funding  option  and takes  into  account  the  investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. An Annuity Unit Value as of any business day is equal to (a)
the value of the Annuity Unit on the preceding  business day,  multiplied by (b)
the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation  period of one day is 1.000081  and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

         The following  description of the federal income tax consequences under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires  that minimum  annual  distributions  begin by
April 1st of the calendar  year  following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity,  attains age 70
1/2 or retires.  Minimum annual  distributions  under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the minimum  distribution rules  under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individual's  benefit),  the owner  will be taxed  each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

         If two or more annuity  contracts are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

         Those  receiving  partial  distributions  made before the maturity date will generally be taxed on an income-first  basis to the extent of income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is

                                       29

income in the  contract  generally  to the  extent the cash  value  exceeds  the investment  in the  contract.  The  investment  in the  contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross  income.  Any direct or indirect  borrowing  against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity  contract  for federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

         To the  extent  of earned  income  for the year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").  The limit is  $3,000  for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007,  and $5,000 for
2008, and will be indexed for inflation in years  subsequent to 2008.  There are certain  limits on the  deductible  amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan.
If an  individual  is married and the spouse does not have  earned  income,  the individual may establish IRAs for the individual and spouse.  Purchase  payments may then be made  annually  into IRAs for both spouses in the maximum  amount of
100% of earned  income up to a combined  limit  based on the  individual  limits outlined above.

         The Code  provides for the purchase of a  Simplified  Employee  Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general  applicability whether a death benefit provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

         Effective January 1, 1997,  employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective  January 1, 1998,  Section 408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a

                                       30

"traditional"  IRA to a Roth IRA may be subject to tax and other  special  rules apply. You should consult a tax adviser before  combining any converted  amounts with other Roth IRA  contributions,  including any other conversion amounts from other tax years.

         Qualified  distributions  from a Roth  IRA are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified  pension or  profit-sharing  plan,  purchase payments made by an employer are not currently  taxable to the  participant and increases in the value of a contract  are not  subject to  taxation  until  received  by a participant or beneficiary.

         Distributions  are generally  taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution  that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution  plan each year were increased by EGTRRA.  The maximum total annual limit was  increased  from  $35,000 to  $40,000.  The limit on  employee  salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in
2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

SECTION 403(B) PLANS

         Under Code section  403(b),  payments made by public school systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

         Code section 403(b)(11)  restricts this distribution under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

         The  portion  of  a  distribution,  which  is  taxable  income  to  the recipient, will be subject to federal income tax withholding as follows:

1.       ELIGIBLE   ROLLOVER   DISTRIBUTION   FROM   SECTION   403(B)  PLANS  OR
         ARRANGEMENTS,  FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM
         457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

         There is a mandatory 20% tax  withholding for plan  distributions  that are  eligible  for rollover to an IRA or to another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

         (a)  a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)  a term-for-years  settlement  distribution is elected for a period of ten years or more, payable at least annually, or

         (c)  a minimum  required  distribution  as defined under the tax law is taken  after the  attainment  of the age of 70 1/2or as  otherwise required by law, or

                                       31

         (d)  the distribution is a hardship distribution.

         A distribution  including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

2.       OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not  described as requiring 20%  withholding  in 1 above, the portion of a non-periodic  distribution,  which constitutes  taxable income,
will  be  subject  to  federal   income  tax   withholding,   if  the  aggregate
distributions  exceed $200 for the year, unless the recipient elects not to have taxes  withheld.  If no such election is made,  10% of the taxable  distribution will be withheld as federal  income tax.  Election forms will be provided at the time  distributions  are  requested.  This form of  withholding  applies  to all annuity programs.

3.       PERIODIC  DISTRIBUTIONS  (DISTRIBUTIONS  PAYABLE OVER A PERIOD  GREATER
         THAN ONE YEAR)

         The  portion  of a periodic  distribution,  which  constitutes  taxable income,  will be  subject  to  federal  income  tax  withholding  under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient  may elect not to have income  taxes  withheld  or have  income  taxes withheld at a different rate by providing a completed  election  form.  Election forms will be provided at the time  distributions  are  requested.  This form of withholding applies to all annuity programs.  As of January 1, 2002, a recipient receiving  periodic payments (e.g.,  monthly or annual payments under an annuity option)  which total  $15,360 or less per year,  will  generally  be exempt from periodic withholding.

         Recipients  who  elect  not to have  withholding  made are  liable  for payment of federal income tax on the taxable  portion of the  distribution.  All recipients  may also be subject to  penalties  under the  estimated  tax payment rules if withholding  and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients  who do not  provide  a  social  security  number  or  other
taxpayer   identification   number  will  not  be  permitted  to  elect  out  of
withholding. Additionally, U.S citizens residing outside of the country, or U.S.
legal  residents  temporarily  residing  outside  the  country,  are  subject to different withholding rules and cannot elect out of withholding.

                                       32

PERFORMANCE INFORMATION

         From  time  to  time,  the  Company  may  advertise  several  types  of historical  performance for Accounts GIS, QB, MM, TGIS, TSB, TAS and the Funding
Options of Fund U.

         STANDARDIZED  METHOD.  Quotations  of average  annual total returns are computed  according to a formula in which a hypothetical  initial  investment of
$1,000 is applied to an Account or Funding  Option,  and then  related to ending redeemable  values  over one-,  five-,  and  ten-year  periods,  or for a period covering  the time during  which the Funding  Option has been in  existence,  if less.  If a Funding  Option has been in  existence  for less than one year,  the
"since inception" total return  performance  quotations are year-to-date and are not average annual total returns.  These quotations reflect the deduction of all recurring  charges  during  each  period  (on a pro  rata  basis  in the case of fractional periods). The deduction for the annual contract administrative charge is  converted  to a  percentage  of assets  based on the actual  fee  collected, divided by the average net assets for  contracts  sold under the  Prospectus  to which this Statement of Additional Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal  charge at that time. For Accounts  TGIS, TSB and TAS,  market timing fees are included in expenses in the  calculation of performance  for periods on or after May 1, 1990,  the date on which the  market  timing fee became a charge against the daily  assets of the timed  accounts.  The  performance  for periods prior to May 1, 1990 does not reflect the deduction of the market-timing fee.

         NONSTANDARDIZED   METHOD.   Nonstandardized  "total  returns"  will  be
calculated in a similar manner based on the  performance of the Funding  Options over a period of time, usually for the calendar  year-to-date,  and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative  charge,  which,  if  reflected,  would  decrease  the  level  of performance  shown. The withdrawal  charge is not reflected because the Contract is designed for long-term investment.

         For funding options that were in existence before they became available under Fund U, the  nonstandardized  average total return quotations will reflect the  investment  performance  that such  funding  options  would  have  achieved
(reduced  by the  applicable  charges)  had they been held  available  under the
Contract  for the period  quoted.  The total  return  quotations  are based upon
historical   earnings  and  are  not   necessarily   representative   of  future
performance.

         TOTAL RETURN QUOTATIONS FOR TIMED ACCOUNTS.  Because Accounts TGIS, TSB
and TAS are primarily  available to Contract  Owners who have entered into third party market  timing  services  agreements,  the Accounts  may  experience  wide fluctuations in assets over a given time period. Consequently,  performance data computed  according to both the  standardized  and  nonstandardized  methods for
Accounts  TGIS,  TSB  and TAS  may  not  always  be  useful  in  evaluating  the performance of these Accounts. In addition,  performance data for Accounts TGIS,
TSB and TAS alone will not generally be useful to the purchase of evaluating the performance of a market timing strategy that uses these Accounts.

         Average annual total returns of each managed  Separate Account computed according to the standardized and non-standardized methods for the periods ended
December 31, 2001 are set forth in the following tables.

                                       33

                           TRAVELERS UNIVERSAL ANNUITY
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

-------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                       1 YEAR         5 YEAR           10 YEAR (OR INCEPTION)
-------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                             -18.72%         7.05%         13.42%         2/13/1995
-------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*                               -              -          -18.69%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                     -30.66%        10.34%         13.41%         5/16/1983
-------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund                                   -26.30%         0.56%         5.90%          5/17/1993
-------------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund                                   -20.95%        -0.72%         6.06%           6/1/1993
-------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund                                   -4.70%          6.07%         8.47%          5/18/1993
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                              -17.62%         8.13%         11.01%         1/28/1992
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                                       -12.13%           -           0.75%           5/8/1998
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio - Initial Class                  -10.84%         7.14%         11.07%         7/21/1993
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Initial Class                         -22.75%         9.42%         11.26%         1/28/1992
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*                        -              -           -2.08%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2*                                       -              -          -11.72%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio-Service Shares*               -              -          -20.78%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                             -              -          -26.29%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*                   -              -          -18.47%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*                        -              -           3.96%           5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                                   -              -          -10.24%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                                 -              -          -12.96%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund                          -              -           -7.77%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                                 -              -          -10.14%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                                 -              -          -12.46%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                  -              -          -13.69%          5/1/2001
-------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio (Smith Barney)                       -20.89%         8.11%         10.43%          5/1/1992
-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1                            -7.11%          6.98%         11.18%         1/27/1992
-------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                         -9.96%          0.00%         5.50%           5/8/1998
-------------------------------------------------------------------------------------------------------------------------------
Travelers Growth and Income Stock Account                             -19.86%         8.08%         10.38%         5/16/1983
-------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)                                    -27.76%         4.92%         7.64%           2/4/1994
-------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund                                       0.53%          5.08%         5.72%           6/1/1993
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Initial Class                    -17.19%        -5.88%         3.12%          2/14/1992
-------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                        3.19%          5.20%         7.79%          5/16/1983
-------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Account                                        -0.68%          3.78%         5.25%          5/16/1983
-------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio                        -0.50%          5.29%         5.83%          1/28/1992
-------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Initial Class                  -10.02%         4.99%         7.57%          1/28/1992
-------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                            -6.18%          7.88%         11.03%         2/17/1995
-------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 1                               -15.30%         4.15%         8.68%          1/27/1992
-------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                                        -10.95%         7.20%         8.24%          5/16/1983
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Account                                        -2.05%          3.14%         3.51%          5/16/1983
-------------------------------------------------------------------------------------------------------------------------------

The inception  date used to calculate  standardized  performance is based on the date that the investment option became active under the product.

                                       34

                           TRAVELERS UNIVERSAL ANNUITY
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

------------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                 YTD       1 YR        3YR       5YR      10YR        3YR       5YR      10YR
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                     -14.44%    -14.44%     -9.74%    46.61%      -        -3.36%     7.95%     -
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*    -18.46%    -18.46%    -12.53%    68.98%      -        -4.36%    11.06%     -
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)             -27.01%    -27.01%    -14.62%    69.80%   259.37%     -5.13%    11.16%    13.63%
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet International Stock Fund           -22.42%    -22.42%     -7.77%     8.60%      -        -2.66%     1.66%     -
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund           -16.79%    -16.79%    -31.18%     2.15%      -       -11.70%     0.43%     -
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund             0.30%      0.30%     47.25%    40.27%      -        13.75%     7.00%     -
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                      -13.28%    -13.28%     -7.45%    53.89%   186.19%     -2.55%     9.00%    11.08%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                -7.29%     -7.29%     26.19%    39.30%   513.78%      8.06%     6.85%    19.88%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio -         -6.14%     -6.14%      5.54%    47.20%   215.96%      1.81%     8.03%    12.18%
Initial Class
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio -               -18.68%    -18.68%     -2.95%    63.04%   210.39%     -0.99%    10.26%    11.98%
Initial Class
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -               -4.72%     -4.72%     47.44%      -         -        13.80%      -         -
Service Class 2*
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2*            -16.31%    -16.31%     18.79%      -         -         5.90%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth              -24.39%    -24.39%     12.72%    52.73%      -         4.07%     8.83%     -
Portfolio-Service Shares*
------------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                  -24.62%    -24.62%     32.00%      -         -         9.69%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class   -21.06%    -21.06%     11.43%      -         -         3.67%      -         -
IB Shares*
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB      18.03%     18.03%       -         -         -          -         -         -
Shares*
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund          0.63%      0.63%     41.70%      -         -        12.31%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund       -5.35%     -5.35%     18.80%      -         -         5.90%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth     -8.38%     -8.38%       -         -         -          -         -         -
Fund
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio       -5.28%     -5.28%       -         -         -          -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio       -6.45%     -6.45%     34.15%    60.46%      -        10.28%     9.91%     -
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio        -13.61%    -13.61%     2.58%      -         -         0.85%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Social Awareness Stock Portfolio               -16.73%    -16.73%    -6.37%    53.74%      -        -2.17%     8.98%     -
(Smith Barney)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 1      -2.22%     -2.22%    32.26%    46.13%    195.34%     9.76%     7.88%    11.43%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio   -5.22%     -5.22%    22.32%      -         -         6.94%      -         -
------------------------------------------------------------------------------------------------------------------------------------
Travelers Growth and Income Stock Account      -15.87%    -15.87%   -10.43%    51.66%    167.48%    -3.60%     8.68%    10.33%
------------------------------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)             -23.96%    -23.96%    -7.91%    33.05%      -        -2.71%     5.87%     -
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund                 5.53%      5.53%    12.47%    34.03%      -         3.99%     6.03%     -
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio - Initial   -12.84%    -12.84%   -28.72%   -21.73%     47.94%   -10.66%    -4.78%     3.99%
Class
------------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                  8.19%      8.19%    11.25%    34.78%    116.13%     3.62%     6.15%     8.00%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Account                   4.05%      4.05%     9.43%    24.69%     66.07%     3.05%     4.51%     5.20%
------------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government Securities Portfolio   4.50%      4.50%    11.81%    35.36%      -         3.79%     6.24%     -
------------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio -          -5.29%     -5.29%    -1.41%    33.48%    113.70%    -0.47%     5.94%     7.88%
Initial Class
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                      -1.25%     -1.25%    15.31%    52.20%      -         4.86%     8.76%     -
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund - Class 1        -10.85%    -10.85%     7.15%    28.47%    132.39%     2.33%     5.13%     8.79%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets Trust                  -6.27%     -6.27%     2.74%    47.63%    125.38%     0.90%     8.10%     8.46%
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Account                   2.69%      2.69%    11.76%    21.04%     40.50%     3.77%     3.89%     3.46%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Account - 7 Day Yield     0.15% This yield quotation more closely reflects the current earnings of this fund.
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------
     Inception           2000       1999       1998
-----------------------------------------------------------
  13.58%   06/20/94    -19.24%     30.62%     27.43%
-----------------------------------------------------------
  14.17%   06/26/92    -17.81%     30.51%     46.14%
-----------------------------------------------------------
   9.19%   05/16/83    -22.85%     51.62%     59.63%
-----------------------------------------------------------
   6.06%   05/01/93     -9.17%     30.88%     13.47%
-----------------------------------------------------------
   6.18%   05/01/93    -16.02%     -1.52%     14.11%
-----------------------------------------------------------
   8.61%   05/01/93      8.73%     35.02%     -9.79%
-----------------------------------------------------------
  10.92%   09/30/89    -10.41%     19.11%     26.62%
-----------------------------------------------------------
  27.71%   08/31/90     11.91%     21.63%     -4.27%
-----------------------------------------------------------
  10.69%   10/09/86      7.08%      5.01%     10.24%
-----------------------------------------------------------
  12.36%   10/09/86    -12.08%     35.74%     37.76%
-----------------------------------------------------------
  14.70%   12/29/98      5.20%     47.10%      -
-----------------------------------------------------------
   2.30%   05/01/98    -17.57%     72.20%      -
-----------------------------------------------------------
  11.98%   05/02/94    -17.18%     80.01%     15.78%
-----------------------------------------------------------
   7.51%   03/23/98      8.01%     62.13%      -
-----------------------------------------------------------
   8.35%   01/02/97    -10.73%     58.12%     17.00%
-----------------------------------------------------------
  16.00%   04/30/99     22.92%      -          -
-----------------------------------------------------------
  13.87%   02/17/98     16.78%     20.58%      -
-----------------------------------------------------------
   6.99%   02/17/98     13.82%     10.27%      -
-----------------------------------------------------------
  12.14%   11/01/99     15.29%      -          -
-----------------------------------------------------------
  13.16%   11/01/99     14.29%      -          -
-----------------------------------------------------------
  12.98%   12/03/93     18.98%     20.52%      3.66%
-----------------------------------------------------------
   6.71%   05/06/98     -8.10%     29.21%      -
-----------------------------------------------------------
  10.65%   05/01/92     -1.72%     14.40%     30.63%
-----------------------------------------------------------
  10.49%   08/31/88      6.09%     27.50%     -0.00%
-----------------------------------------------------------
  14.21%   04/01/97     15.17%     12.06%     15.49%
-----------------------------------------------------------
  10.34%   05/16/83    -12.54%     21.73%     28.73%
-----------------------------------------------------------
   7.81%   02/04/94     22.73%     -1.32%     16.77%
-----------------------------------------------------------
   5.85%   05/01/93     10.96%     -3.95%      7.69%
-----------------------------------------------------------
   5.65%   09/19/85    -23.44%      6.81%     -5.52%
-----------------------------------------------------------
   7.45%   05/16/83     -0.28%      3.13%      5.23%
-----------------------------------------------------------
   7.01%   05/16/83      4.36%      0.78%      6.90%
-----------------------------------------------------------
   6.04%   01/28/92     13.02%     -5.34%      8.84%
-----------------------------------------------------------
   8.51%   09/06/89     -5.12%      9.71%     13.62%
-----------------------------------------------------------
  10.27%   06/20/94     15.20%      1.36%     10.28%
-----------------------------------------------------------
   8.71%   08/31/88     -0.95%     21.34%      5.09%
-----------------------------------------------------------
   8.51%   05/16/83     -2.83%     12.81%     19.94%
-----------------------------------------------------------
   4.92%   05/16/83      4.94%      3.72%      4.03%
-----------------------------------------------------------

*CitiStreet  Funds shown do not reflect CHART fees of 1.25%.
*The inception date reflects the date the underlying fund began operating.

                                       35

                    TRAVELERS UNIVERSAL ANNUITY CHART PROGRAM
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01

                                CHART FEE = 1.25%

-------------------------------------------------------------------------------------
                                        1 YR         5 YR       10 YR or Inception
-------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------------------------------------
CitiStreet Large Company Stock Fund    -22.07%     -2.44%      4.35%    6/1/1993
-------------------------------------------------------------------------------------
CitiStreet Small Company Stock Fund     -6.04%      3.97%      6.79%    5/18/1993
-------------------------------------------------------------------------------------
CitiStreet International Stock Fund    -27.35%     -0.42%      4.17%    5/17/1993
-------------------------------------------------------------------------------------
BOND ACCOUNTS
-------------------------------------------------------------------------------------
CitiStreet Diversified Bond Fund        -0.90%      3.19%      3.94%    6/1/1993
-------------------------------------------------------------------------------------

The inception  date used to calculate  standardized  performance is based on the date that the investment option became active in the product.

                    TRAVELERS UNIVERSAL ANNUITY CHART PROGRAM
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/01
                                CHART FEE = 1.25%

-------------------------------------------------------------------------- ------------------------------- ------------------------
                                             CUMULATIVE RETURNS               AVERAGE ANNUAL RETURNS         CALENDAR YEAR RETURNS
-------------------------------------------------------------------------- ------------------------------- ------------------------
STOCK ACCOUNTS                         YTD     1 YR     3YR     5YR   10YR  3YR    5YR   10YR  Inception     2000     1999     1998
-------------------------------------------------------------------------- ------------------------------- ------------------------
CitiStreet Large Company Stock Fund -17.88%  -17.88%  -33.76%  -6.46%  -  -12.82% -1.30%  -  4.88%  5/1/93  -17.05%  -2.76%  12.68%
-------------------------------------------------------------------------- ------------------------------- ------------------------
CitiStreet Small Company Stock Fund  -0.99%   -0.99%   41.91%  27.85%  -   12.36%  4.95%  -  7.26%  5/1/93    7.43%  33.41% -10.90%
-------------------------------------------------------------------------- ------------------------------- ------------------------
CitiStreet International Stock Fund -23.44%  -23.44%  -11.18%   3.68%  -   -3.87%  0.71%  -  4.73%  5/1/93  -10.28%  29.30%  12.06%
-------------------------------------------------------------------------- ------------------------------- ------------------------
BOND ACCOUNTS
-------------------------------------------------------------------------- ------------------------------- ------------------------
CitiStreet Diversified Bond Fund      4.22%    4.22%    8.35%  23.28%  -    2.71%  4.20%  -  4.52%  5/1/93    9.61%  -5.14%   6.35%
-------------------------------------------------------------------------- ------------------------------- ------------------------

The inception date is the date that the underlying fund commenced operations.

                                       36

                       THE BOARD OF MANAGERS AND OFFICERS

         The investments and administration of each of the Separate Accounts are under the direction of the Board of Managers, listed below. Members of the Board of Managers of Accounts GIS, QB, MM, TGIS,  TSB and TAS are elected  annually by those Contract Owners  participating in the Separate Accounts. A majority of the members of the Board of Managers  are persons  who are not  affiliated  with The
Travelers Insurance Company, TIMCO, TAMIC or their affiliates.

Name and Position
   with the Fund              Principal Occupation During Last Five Years
------------------            -------------------------------------------
*Heath B. McLendon            Managing  Director  (1993-present),  Salomon Smith
 Chairman and Trustee         Barney,  Inc. ("Salomon Smith Barney");  President
 125 Broad Street             and  Director  (1994-present),  Smith  Barney Fund
 New York, NY                 Management  LLC (f/k/a/  SSB Citi Fund  Management
 Age 68                       LLC.   Director  and   President   (1996-present),
                              Travelers  Investment Adviser,  Inc.; Chairman and
                              Director  of   fifty-nine   investment   companies
                              associated  with  Salomon  Smith  Barney;  Trustee
                              (1999)  of seven  Trusts of  Citifunds'  family of
                              Trusts;   Trustee,   Drew   University;   Advisory
                              Director,  M&T Bank;  Chairman,  Board of Managers
                              (1995-present),   six  Variable  Annuity  Separate
                              Accounts  of  The  Travelers  Insurance  Company+;
                              Chairman,  Board of  Trustees,  five Mutual  Funds
                              sponsored by The  Travelers  Insurance  Company++;
                              prior  to  July  1993,   Senior   Executive   Vice
                              President of Shearson Lehman Brothers Inc.

  Knight Edwards              Of Counsel  (1988-present),  Partner  (1956-1988),
  Trustee                     Edwards  &  Angell,  Attorneys;  Member,  Advisory
  154 Arlington Avenue        Board   (1973-1994),   thirty-one   mutual   funds
  Providence, RI              sponsored by Keystone Group, Inc.;  Member,  Board
  Age 78                      of Managers  (1969-present),  six Variable Annuity
                              Separate  Accounts  of  The  Travelers   Insurance
                              Company+;  Trustee  (1990-present),   five  Mutual
                              Funds   sponsored  by  The   Travelers   Insurance
                              Company.++

  Robert E. McGill, III       Retired    manufacturing    executive.    Director
  Trustee                     (1983-1995),  Executive Vice President (1989-1994)
  295 Hancock Street          and   Senior   Vice    President,    Finance   and
  Williamstown, MA            Administration (1983-1989), The Dexter Corporation
  Age 70                      (manufacturer    of   specialty    chemicals   and
                              materials);  Vice Chairman  (1990-1992),  Director
                              (1983-1995),   Life   Technologies,   Inc.   (life
                              science/biotechnology     products);     Director,
                              (1994-1999),  The Connecticut  Surety  Corporation
                              (insurance);    Director   (1995-2000),    Chemfab
                              Corporation  (specialty  materials  manufacturer);
                              Director  (1999-2001),   Ravenwood  Winery,  Inc.;
                              Director (1999-present), Lydall Inc. (manufacturer
                              of fiber  materials);  Member,  Board of  Managers
                              (1974-present),   six  Variable  Annuity  Separate
                              Accounts  of  The  Travelers  Insurance  Company+;
                              Trustee   (1990-present),    five   Mutual   Funds
                              sponsored by The Travelers Insurance Company.++

  Lewis Mandell               Professor  of Finance  and  Managerial  Economics,
  Trustee                     University at Buffalo since 1998. Dean,  School of
  160 Jacobs Hall             Management  (1998-2001),  University  at  Buffalo;
  Buffalo, NY                 Dean,    College   of   Business    Administration
  Age 59                      (1995-1998),  Marquette  University;  Professor of
                              Finance    (1980-1995)    and    Associate    Dean
                              (1993-1995),  School of  Business  Administration,
                              and Director,  Center for Research and Development
                              in Financial Services  (1980-1995),  University of
                              Connecticut;  Director  (2000-present),   Delaware
                              North Corp. (hospitality business);  Member, Board
                              of Managers  (1990-present),  six Variable Annuity
                              Separate  Accounts  of  The  Travelers   Insurance
                              Company+;  Trustee  (1990-present),   five  Mutual
                              Funds   sponsored  by  The   Travelers   Insurance
                              Company.++

  Frances  M.  Hawk,          Private   Investor,   (1997-present);    Portfolio
  CFA, CFP                    Manager (1992-1997,  HLM Management Company,  Inc.
  Trustee                     (investment   management);   Assistant  Treasurer,
  108 Oxford  Hill  Lane      Pensions  and  Benefits.  Management  (1989-1992),
  Downingtown, PA             United   Technologies   Corporation   (broad-based
  Age 54                      designer  and   manufacturer  of  high  technology
                              products);     Member,     Board    of    Managers
                              (1991-present),   six  Variable  Annuity  Separate
                              Accounts  of  The  Travelers  Insurance  Company+;
                              Trustee   (1991-present),    five   Mutual   Funds
                              sponsored by The Travelers Insurance Company.++

                                       38

  Ernest J.  Wright           Vice   President  and  Secretary   (1996-present),
  Secretary to the Board      Assistant    Secretary    (1994-1996),     Counsel
  One Tower Square            (1987-present),  The Travelers  Insurance Company;
  Hartford, Connecticut       Secretary  (1994-present),  six  Variable  Annuity
  Age 61                      Separate  Accounts  of  The  Travelers   Insurance
                              Company+;  Secretary  (1994-present),  five Mutual
                              Funds   sponsored  by  The   Travelers   Insurance
                              Company.++

  Kathleen A. McGah           Deputy General Counsel (1999 - present); Assistant
  Assistant Secretary to      Secretary (1995-present),  The Travelers Insurance
  The Board                   Company;  Assistant Secretary (1995-present),  six
  One Tower Square            Variable   Annuity   Separate   Accounts   of  The
  Hartford, Connecticut       Travelers Insurance Company+; Assistant Secretary,
  Age 51                      (1995-present), five Mutual Funds sponsored by The
                              Travelers  Insurance  Company.++  Prior to January
                              1995,   Counsel,   ITT  Hartford  Life   Insurance
                              Company.

  David A. Golino             Vice  President  and  Controller   (1999-present),
  Principal Accounting        Second Vice President  (1996-1999),  The Travelers
  Officer                     Insurance  Company;  Principal  Accounting Officer
  To the Board                (1998-present),   six  Variable  Annuity  Separate
  One Tower Square            Accounts  of  The  Travelers  Insurance  Company.+
  Hartford, Connecticut       Prior to May  1996,  Senior  Manager  (1985-1996),
  Age 40                      Deloitte & Touche LLP.

+        These seven  Variable  Annuity  Separate  Accounts  are: The  Travelers
         Growth and Income Stock Account for Variable  Annuities,  The Travelers
         Quality Bond Account for Variable Annuities, The Travelers Money Market
         Account for Variable  Annuities,  The Travelers Timed Growth and Income
         Stock Account for Variable  Annuities,  The Travelers Timed  Short-Term
         Bond Account for Variable  Annuities and The Travelers Timed Aggressive
         Stock Account for Variable Annuities..

++       These five Mutual Funds are:  Capital  Appreciation  Fund, Money Market
         Portfolio,  High  Yield  Bond  Trust,  Managed  Assets  Trust  and  The
         Travelers Series Trust.

         *   Mr. McLendon is  an  "interested  person" within the meaning of the
1940 Act by virtue of his position as Managing  Director of Salomon Smith Barney
Inc., an indirect wholly owned subsidiary of Citigroup Inc. and also owns shares and options to purchase  shares of Citigroup  Inc.,  the indirect  parent of The
Travelers Insurance Company.

The Company is responsible  for payment of the fees and expenses of the Board of
Managers,  and the expenses of audit of the Separate Accounts,  as well as other expenses for services  related to the  operations of the accounts,  for which it deducts certain amounts from purchase payments and from the accounts.

COMMITTEES.  To operate more  efficiently,  the Board  established two operating committees.  The Nominating and Administration  Committee recommends  candidates for the nomination as members of the Board. The Audit Review  Committee  reviews the scope and results of the Fund's  annual  audits with the Fund's  independent accountants and recommends the engagement of the accountants. For the year ended
December 31,  2001,  the members of the  Nominating  and Audit  Committees  were
Knight  Edwards,  Robert E.  McGill  III,  Lewis  Mandell,  and Frances M. Hawk.
Trustees  do  not  receive  any  additional  compensation  for  their  committee services.

Members of the Board of Managers who are also officers or employees of Citigroup
Inc. or its  subsidiaries  are not entitled to any fee.  Members of the Board of
Managers  who  are  not  affiliated  as  employees  of  Citigroup  Inc.  or  its subsidiaries  receive an aggregate retainer of $19,000 for service on the Boards of the six Variable  Annuity  Separate  Accounts  established  by The  Travelers
Insurance Company and the five Mutual Funds sponsored by The Travelers Insurance
Company.  They also receive an aggregate  fee of $2,500 for each meeting of such
Boards  attended.  Board  Members  with 10 years of service may agree to provide services  as emeritus  director  at age 72 or upon  reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees if attended.

                                       38

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Travelers  Distribution LLC ("TDLLC")  serves as principal  underwriter for Fund U and each  Separate  Account.  The  offering  is  continuous.  TDLLC's
principal  executive  offices  are  located  at  One  Tower  Square,   Hartford,
Connecticut.  TDLLC is  affiliated  with the Company or Fund U or each  Separate
Account.

         Under  the  terms  of  the  Distribution  and  Principal   Underwriting
Agreement among Fund U and each Separate Account,  TDLLC and the Company,  TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts.  The Company  reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                             ADMINISTRATIVE SERVICES

         Under the terms of an Administrative  Services  Agreement and Agreement
to Provide  Guarantees  (formerly the  Distribution  and  Management  Agreement)
between  each  Separate  Account  and the  Company,  the  Company  provides  all administrative  services and  mortality and expense risk  guarantees  related to variable annuity contracts issued by the Company in connection with the Separate
Accounts and assumes the risk of minimum  death  benefits,  as  applicable.  The
Company  also  pays  all  sales  costs  (including  costs  associated  with  the preparation of sales literature);  all costs of qualifying the Separate Accounts and the variable  annuity  contracts with regulatory  authorities;  the costs of proxy  solicitation;  all  custodian,  accountants'  and  legal  fees;  and  all compensation  paid to the  unaffiliated  members  of the Board of  Managers.  In addition, under the terms of the Administrative Services Agreement and Agreement to Provide  Guarantees  between the Company and Accounts  TGIS, TSB and TAS, the
Company  deducts  amounts  necessary  to  pay  fees  to  third-party  registered investment  advisers which provide market timing investment advisory services to
Contract Owners in those accounts and, in turn, pays such fees to the registered investment  advisers.  The Company  also  provides  without cost to the Separate
Accounts all  necessary  office space,  facilities,  and personnel to manage its affairs.

         The Company received the following  amounts from the Separate  Accounts in each  of the  last  three  fiscal  years  for  services  provided  under  the
Administrative Services Agreement and Agreement to Provide Guarantees:

   SEPARATE ACCOUNT         2001                2000                 1999
   ----------------         ----                ----                 ----
         GIS            $ 9,585,953         $ 12,920,316         $12,365,601
         QB             $ 1,674,973         $  1,653,313         $ 1,998,726
         MM             $ 2,295,238         $  2,296,879         $ 1,876,534
         U              $83,803,804         $103,858,478         $92,724,337
         TGIS           $ 1,956,020         $  1,812,981         $ 1,723,168
         TSB            $ 1,057,786         $  2,242,464         $ 2,525,763
         TAS            $ 1,105,128         $    859,665         $   773,987

                              SECURITIES CUSTODIAN

         Chase Manhattan Bank, N.A., Chase MetroTech Center, Brooklyn, New York,
is the custodian of the portfolio securities and similar investments of Accounts
GIS, QB, MM, TGIS, TSB and TAS.

                                       39

                             INDEPENDENT ACCOUNTANTS

         KPMG LLP, One Financial Plaza,  Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

         Financial  statements as of December 31, 2001,  and for the years ended
December  31, 2001 and 2000,  of  Accounts  GIS,  QB, MM,  TGIS,  TSB,  and TAS,
included in the Annual  Reports (for each) have been  incorporated  by reference herein,  in reliance on the reports of KPMG LLP,  independent  certified  public accountants,  given on the authority of that firm as experts in  accounting  and auditing.  These  financial  statements  include prior period amounts which were audited by other independent accountants.

         The  consolidated  financial  statements and schedules of The Travelers
Insurance  Company and  subsidiaries  as of December 31, 2001 and 2000,  and for each of the years in the  three-year  period ended  December  31, 2001,  and the financial  statements  of The  Travelers  Fund U for  Variable  Annuities  as of
December 31, 2001, and for the years ended December 31, 2001 and 2000,  included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit reports  covering the December  31, 2001  financial  statements  and  schedules  of The  Travelers
Insurance Company and subsidiaries refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       40

                                  THE TRAVELERS

                        THE TRAVELERS VARIABLE ANNUITIES

                 INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

                           PENSION AND PROFIT-SHARING,

                       SECTION 403(B) AND SECTION 408, AND

                         DEFERRED COMPENSATION PROGRAMS

L-11165S                                                       TIC  Ed. 5-2002
                                                               Printed in U.S.A.

ANNUAL REPORT
DECEMBER 31, 2001

                    THE TRAVELERS FUND U
                   FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]
The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                 CAPITAL APPRECIATION   HIGH YIELD BOND                            PREMIER GROWTH
                                        FUND                 TRUST        MANAGED ASSETS TRUST   PORTFOLIO - CLASS B
                                 --------------------   ---------------   --------------------   -------------------
ASSETS:
  Investments at market value:       $711,534,900         $29,564,737         $242,423,342            $726,432
  Other assets ...............                 --                  --                   --                  --
                                     ------------         -----------         ------------            --------

    Total Assets .............        711,534,900          29,564,737          242,423,342             726,432
                                     ------------         -----------         ------------            --------
LIABILITIES:
  Payables:
    Insurance charges ........             74,205               3,026               25,034                  75
  Other liabilities ..........                 --                  --                   --                  --
                                     ------------         -----------         ------------            --------
      Total Liabilities ......             74,205               3,026               25,034                  75
                                     ------------         -----------         ------------            --------

NET ASSETS:                          $711,460,695         $29,561,711         $242,398,308            $726,357
                                     ============         ===========         ============            ========

                        See Notes to Financial Statements

                                      -1-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                              CITISTREET
                                 CITISTREET DIVERSIFIED   INTERNATIONAL STOCK    CITISTREET LARGE     CITISTREET SMALL
                                       BOND FUND                FUND            COMPANY STOCK FUND   COMPANY STOCK FUND
                                 ----------------------   -------------------   ------------------   ------------------
ASSETS:
  Investments at market value:        $366,405,349           $261,909,621          $335,861,272         $205,949,256

  Other assets ...............                  --                     --                    --                   --
                                      ------------           ------------          ------------         ------------

  Total Assets ...............         366,405,349            261,909,621           335,861,272          205,949,256
                                      ------------           ------------          ------------         ------------

LIABILITIES:
  Payables:
    Insurance charges ........              37,421                 26,812                34,865               21,296
  Other liabilities ..........                  --                     --                    --                   --
                                      ------------           ------------          ------------         ------------
    Total Liabilities ........              37,421                 26,812                34,865               21,296
                                      ------------           ------------          ------------         ------------

  NET ASSETS:                         $366,367,928           $261,882,809          $335,826,407         $205,927,960
                                      ============           ============          ============         ============

                        See Notes to Financial Statements

                                      -2-

                             THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                 TEMPLETON ASSET   TEMPLETON GLOBAL    TEMPLETON GROWTH
DREYFUS STOCK INDEX   SMALL CAP PORTFOLIO-  FRANKLIN SMALL CAP    STRATEGY FUND-   INCOME SECURITIES   SECURITIES FUND-
       FUND              INITIAL CLASS        FUND-CLASS 2           CLASS 1         FUND-CLASS 1          CLASS 1
-------------------   -------------------   ------------------   ---------------   -----------------   ----------------

   $472,232,102           $41,944,221            $464,509         $157,756,398        $8,655,805         $354,266,443

             --                    --                  --                   --                --                   --
   ------------           -----------            --------         ------------        ----------         ------------

    472,232,102            41,944,221             464,509          157,756,398         8,655,805          354,266,443
   ------------           -----------            --------         ------------        ----------         ------------

         49,057                 4,334                  48               16,150               884               36,449
             --                    --                  --                   --                --                   --
   ------------           -----------            --------         ------------        ----------         ------------

         49,057                 4,334                  48               16,150               884               36,449
   ------------           -----------            --------         ------------        ----------         ------------

   $472,183,045           $41,939,887            $464,461         $157,740,248        $8,654,921         $354,229,994
   ============           ===========            ========         ============        ==========         ============

                        See Notes to Financial Statements

                                      -3-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                   PUTNAM VT
                                                        INTERNATIONAL GROWTH   INTERNATIONAL GROWTH    PUTNAM VT SMALL CAP
                                    FUNDAMENTAL VALUE    PORTFOLIO - SERVICE      FUND - CLASS IB     VALUE FUND - CLASS IB
                                       PORTFOLIO              SHARES                  SHARES                 SHARES
                                    -----------------   --------------------   --------------------   --------------------
ASSETS:
  Investments at market value:...      $9,645,131             $640,213               $738,353             $13,068,579

  Other assets ..................              --                   --                     --                      --
                                       ----------             --------               --------             -----------

     Total Assets ...............       9,645,131              640,213                738,353              13,068,579
                                       ----------             --------               --------             -----------
LIABILITIES:
  Payables:
   Insurance charges ............             988                   73                     95                   1,329
  Other liabilities .............              --                   --                     --                      --
                                       ----------             --------               --------             -----------

     Total Liabilities ..........             988                   73                     95                   1,329
                                       ----------             --------               --------             -----------

NET ASSETS:                            $9,644,143             $640,140               $738,258             $13,067,250
                                       ==========             ========               ========             ===========

                       See Notes to Financial Statements

                                      -4-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                      DISCIPLINED MID CAP   MFS MID CAP GROWTH   SOCIAL AWARENESS
CAPITAL FUND      INVESTORS FUND   SMALL CAP GROWTH    STOCK PORTFOLIO          PORTFOLIO         STOCK PORTFOLIO
---------------   --------------   ----------------   -------------------   ------------------   -----------------

  $10,823,898       $2,474,001         $493,489           $32,158,171           $2,225,375          $45,903,636

          654               --               --                    --                   --                   --
  -----------       ----------         --------           -----------           ----------          -----------

   10,824,552        2,474,001          493,489            32,158,171            2,225,375           45,903,636
  -----------       ----------         --------           -----------           ----------          -----------

        1,110              256               49                 3,333                  230                4,759
           83               --               --                    --                   --                   --
  -----------       ----------         --------           -----------           ----------          -----------

        1,193              256               49                 3,333                  230                4,759
  -----------       ----------         --------           -----------           ----------          -----------

  $10,823,359       $2,473,745         $493,440           $32,154,838           $2,225,145          $45,898,877
  ===========       ==========         ========           ===========           ==========          ===========

                       See Notes to Financial Statements

                                      -5-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                    U.S. GOVERNMENT                           ALLIANCE GROWTH   MFS TOTAL RETURN
                                 SECURITIES PORTFOLIO   UTILITIES PORTFOLIO       PORTFOLIO         PORTFOLIO
                                 --------------------   -------------------   ---------------   ----------------
Assets:
  Investments at market value:       $56,825,944            $30,562,834         $108,987,931      $66,120,037

  Other assets ...............                --                     --                   --               --
                                     -----------            -----------         ------------      -----------

    Total Assets .............        56,825,944             30,562,834          108,987,931       66,120,037
                                     -----------            -----------         ------------      -----------

Liabilities:
  Payables:
   Insurance charges .........             5,798                  3,140               11,297            6,793
  Other liabilities ..........                --                     --                   --               --
                                     -----------            -----------         ------------      -----------

     Total Liabilities .......             5,798                  3,140               11,297            6,793
                                     -----------            -----------         ------------      -----------

Net Assets:                          $56,820,146            $30,559,694         $108,976,634      $66,113,244
                                     ===========            ===========         ============      ===========

                       See Notes to Financial Statements

                                      -6-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                     SALOMON BROTHERS      SMITH BARNEY                             SMITH BARNEY
PUTNAM DIVERSIFIED   GLOBAL HIGH YIELD   AGGRESSIVE GROWTH   SMITH BARNEY HIGH   INTERNATIONAL ALL CAP   SMITH BARNEY LARGE
INCOME PORTFOLIO         PORTFOLIO           PORTFOLIO       INCOME PORTFOLIO       GROWTH PORTFOLIO     CAP VALUE PORTFOLIO
------------------   -----------------   -----------------   -----------------   ---------------------   -------------------

   $7,106,105            $458,631           $11,197,083         $3,267,065            $24,797,521            $30,734,339
           --                  --                    --                 --                     --                     --
   ----------            --------           -----------         ----------            -----------            -----------

    7,106,105             458,631            11,197,083          3,267,065             24,797,521             30,734,339
   ----------            --------           -----------         ----------            -----------            -----------

          728                  54                 1,153                337                  2,557                  3,179
           --                  --                    --                 --                     --                     --
   ----------            --------           -----------         ----------            -----------            -----------

          728                  54                 1,153                337                  2,557                  3,179
   ----------            --------           -----------         ----------            -----------            -----------

   $7,105,377            $458,577           $11,195,930         $3,266,728            $24,794,964            $30,731,160
   ==========            ========           ===========         ==========            ===========            ===========

                       See Notes to Financial Statements

                                      -7-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                    SMITH BARNEY LARGE
                                   CAPITALIZATION GROWTH        EQUITY-INCOME          GROWTH PORTFOLIO-  HIGH INCOME PORTFOLIO
                                         PORTFOLIO         PORTFOLIO - INITIAL CLASS    INITIAL CLASS        -INITIAL CLASS
                                   ---------------------   -------------------------   -----------------   --------------------
ASSETS:
  Investments at market value:           $904,735                 $402,358,649            $770,117,405         $41,938,802

  Other assets .................               --                           --                      --                  --
                                         --------                 ------------            ------------         -----------

     Total Assets ..............          904,735                  402,358,649             770,117,405          41,938,802
                                         --------                 ------------            ------------         -----------

LIABILITIES:
  Payables:
    Insurance charges ..........               95                       41,655                  80,202               4,301
  Other liabilities ............               --                           --                      --                  --
                                         --------                 ------------            ------------         -----------

     Total Liabilities..........               95                       41,655                  80,202               4,301
                                         --------                 ------------            ------------         -----------

NET ASSETS:                              $904,640                 $402,316,994            $770,037,203         $41,934,501
                                         ========                 ============            ============         ===========

                       See Notes to Financial Statements

                                      -8-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                            FIDELITY VIP MID CAP
     ASSET MANAGER          PORTFOLIO - SERVICE
PORTFOLIO - INITIAL CLASS         CLASS 2             COMBINED
-------------------------   --------------------   --------------

    $307,576,193                $1,559,615         $5,172,378,122

              --                        --                    654
    ------------                ----------         --------------

     307,576,193                 1,559,615          5,172,378,776
    ------------                ----------         --------------

          31,716                       153                535,036
              --                        --                     83
    ------------                ----------         --------------

          31,716                       153                535,119
    ------------                ----------         --------------

    $307,544,477                $1,559,462         $5,171,843,657
    ============                ==========         ==============

                       See Notes to Financial Statements

                                      -9-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                    CAPITAL APPRECIATION   HIGH YIELD BOND     MANAGED       PREMIER GROWTH
                                                            FUND                TRUST        ASSETS TRUST   PORTFOLIO - CLASS B
                                                    --------------------   ---------------   ------------   -------------------
INVESTMENT INCOME:
  Dividends .....................................      $   3,773,796         $1,745,249      $  6,773,638         $     --
                                                       -------------         ----------      ------------         --------

EXPENSES:
  Insurance charges .............................         10,318,805            335,936         3,220,919            3,160
                                                       -------------         ----------      ------------         --------

      Net investment income (loss) ..............         (6,545,009)         1,409,313         3,552,719           (3,160)
                                                       -------------         ----------      ------------         --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ..................                 --                 --        15,055,647            8,304
    Realized gain (loss) on sale of investments .          9,149,748           (185,394)        1,257,582          (21,556)
                                                       -------------         ----------      ------------         --------

      Realized gain (loss) ......................          9,149,748           (185,394)       16,313,229          (13,252)
                                                       -------------         ----------      ------------         --------

   Change in unrealized gain (loss)
      on investments ............................       (282,231,639)           678,605       (37,188,546)           1,006
                                                       -------------         ----------      ------------         --------

Net increase (decrease) in net assets
   resulting from operations ....................      $(279,626,900)        $1,902,524      $(17,322,598)        $(15,406)
                                                       =============         ==========      ============         ========

                       See Notes to Financial Statements

                                      -10-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                             CITISTREET
CITISTREET DIVERSIFIED   INTERNATIONAL STOCK    CITISTREET LARGE     CITISTREET SMALL     GLOBAL HIGH-YIELD   INTERMEDIATE-TERM
      BOND FUND                FUND            COMPANY STOCK FUND   COMPANY STOCK FUND         BOND FUND          BOND FUND
----------------------   -------------------   ------------------   --------------------   -----------------   -----------------

     $13,632,565            $   3,518,897         $  2,863,232          $     78,097         $ 10,648,797         $ 8,183,589
     -----------            -------------         ------------          ------------         ------------         -----------

       4,155,534                3,047,224            4,031,462             3,019,279              315,077             425,513
     -----------            -------------         ------------          ------------         ------------         -----------

       9,477,031                  471,673           (1,168,230)           (2,941,182)          10,333,720           7,758,076
     -----------            -------------         ------------          ------------         ------------         -----------

              --               46,105,460           20,209,307            69,680,861                   --                  --
       3,783,650                1,160,563           (5,082,798)           13,103,559          (18,819,684)         (3,524,556)
     -----------            -------------         ------------          ------------         ------------         -----------

       3,783,650               47,266,023           15,126,509            82,784,420          (18,819,684)         (3,524,556)
     -----------            -------------         ------------          ------------         ------------         -----------

       4,784,886             (108,672,258)         (73,619,304)          (82,490,562)          10,476,789          (1,154,370)
     -----------            -------------         ------------          ------------         ------------         -----------

     $18,045,567            $ (60,934,562)        $(59,661,025)         $ (2,647,324)        $  1,990,825         $ 3,079,150
     ===========            =============         ============          ============         ============         ===========

                       See Notes to Financial Statements

                                      -11-

                             THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                          TEMPLETON ASSET
                                        DREYFUS STOCK INDEX   SMALL CAP PORTFOLIO-   FRANKLIN SMALL CAP   STRATEGY FUND-
                                               FUND               INITIAL CLASS        FUND - CLASS 2         CLASS 1
                                        -------------------   --------------------   ------------------   ---------------
INVESTMENT INCOME:
   Dividends ........................       $  5,433,399          $   175,774             $   102          $  2,513,580
                                            ------------          -----------             -------          ------------

EXPENSES:
   Insurance charges ................          6,216,575              481,110               1,487             2,183,899
                                            ------------          -----------             -------          ------------

       Net investment income (loss)..           (783,176)            (305,336)             (1,385)              329,681
                                            ------------          -----------             -------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....          2,493,208            2,730,456                  --            16,381,914
      Realized gain (loss) on sale of
         investments ................          5,038,936           (3,064,898)              4,169            (2,200,378)
                                            ------------          -----------             -------          ------------

Realized gain (loss) ................          7,532,144             (334,442)              4,169            14,181,536
                                            ------------          -----------             -------          ------------

Change in unrealized gain (loss)
   on investments ...................        (81,128,934)          (2,404,247)             20,264           (35,503,681)
                                            ------------          -----------             -------          ------------

Net increase (decrease) in net assets
   resulting from operations ........       $(74,379,966)         $(3,044,025)            $23,048          $(20,992,464)
                                            ============          ===========             =======          ============

                        See Notes to Financial Statements

                                      -12-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                       PUTNAM VT
 TEMPLETON GLOBAL   TEMPLETON GROWTH                        INTERNATIONAL GROWTH  INTERNATIONAL GROWTH     PUTNAM VT SMALL-CAP
INCOME SECURITIES   SECURITIES FUND-    FUNDAMENTAL VALUE    PORTFOLIO - SERVICE     FUND - CLASS IB      VALUE FUND - CLASS IB
 FUND - CLASS 1          CLASS 1            PORTFOLIO             SHARES                SHARES                  SHARES
-----------------   ----------------   -----------------   --------------------   -------------------   ---------------------

    $ 318,077         $  7,644,911         $  18,311             $  1,722               $    --               $      --
    ---------         ------------         ---------             --------               -------               ---------

      110,767            4,619,935            36,878                2,519                 3,778                  54,600
    ---------         ------------         ---------             --------               -------               ---------

      207,310            3,024,976           (18,567)                (797)               (3,778)                (54,600)
    ---------         ------------         ---------             --------               -------               ---------

           --           63,714,997           270,471                   --                    --                      --

     (324,916)          (5,044,794)          (11,973)             (14,653)               22,326                (227,277)
    ---------         ------------         ---------             --------               -------               ---------

     (324,916)          58,670,203           258,498              (14,653)               22,326                (227,277)
    ---------         ------------         ---------             --------               -------               ---------

      238,387          (70,924,712)         (205,685)              20,145                15,340                 714,871
    ---------         ------------         ---------             --------               -------               ---------

    $ 120,781         $ (9,229,533)        $  34,246             $  4,695               $33,888               $ 432,994
    =========         ============         =========             ========               =======               =========

                        See Notes to Financial Statements

                                      -13-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                        SMALL CAP GROWTH   DISCIPLINED MID CAP
                                        CAPITAL FUND   INVESTORS FUND        FUND            STOCK PORTFOLIO
                                        ------------   --------------   ----------------   -------------------
INVESTMENT INCOME:
   Dividends ........................     $ 72,258         $17,676           $    --           $    87,751
                                          --------         -------           -------           -----------

EXPENSES:
   Insurance charges ................       43,737           9,775             1,706               373,157
                                          --------         -------           -------           -----------

      Net investment income (loss) ..       28,521           7,901            (1,706)             (285,406)
                                          --------         -------           -------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....        3,123             774                --             2,157,100
      Realized gain (loss) on sale of
         investments ................      (21,604)         (4,306)           (4,612)             (736,057)
                                          --------         -------           -------           -----------

         Realized gain (loss) .......      (18,481)         (3,532)           (4,612)            1,421,043
                                          --------         -------           -------           -----------

Change in unrealized gain (loss)
   on investments ...................       59,226             603            25,077            (3,016,070)
                                          --------         -------           -------           -----------

Net increase (decrease) in net assets
   resulting from operations ........     $ 69,266         $ 4,972           $18,759           $(1,880,433)
                                          ========         =======           =======           ===========

                        See Notes to Financial Statements

                                      -14-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

MFS MID CAP GROWTH   SOCIAL AWARENESS      U.S.GOVERNMENT                             ALLIANCE GROWTH   MFS TOTAL RETURN
    PORTFOLIO        STOCK PORTFOLIO    SECURITIES PORTFOLIO    UTILITIES PORTFOLIO      PORTFOLIO         PORTFOLIO
------------------   ----------------   --------------------   --------------------   ---------------   ----------------

    $      --          $   198,562           $1,956,284            $    673,401        $    236,121        $ 1,705,786
    ---------          -----------           ----------            ------------        ------------        -----------

        8,696              611,356              638,202                 475,026           1,479,646            755,351
    ---------          -----------           ----------            ------------        ------------        -----------

       (8,696)            (412,794)           1,318,082                 198,375          (1,243,525)           950,435
    ---------          -----------           ----------            ------------        ------------        -----------

      272,386                   --                   --               1,712,332          17,425,014          2,122,756

     (144,739)             494,999              316,242                  57,110          (1,829,212)           201,471
    ---------          -----------           ----------            ------------        ------------        -----------

      127,647              494,999              316,242               1,769,442          15,595,802          2,324,227
    ---------          -----------           ----------            ------------        ------------        -----------

     (281,874)          (9,425,149)             384,082             (12,253,169)        (32,926,003)        (3,983,050)
    ---------          -----------           ----------            ------------        ------------        -----------

    $(162,923)         $(9,342,944)          $2,018,406            $(10,285,352)       $(18,573,726)       $  (708,388)
    =========          ===========           ==========            ============        ============        ===========

                        See Notes to Financial Statements

                                      -15-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                           SALOMON BROTHERS     SMITH BARNEY
                                                     PUTNAM DIVERSIFIED   GLOBAL HIGH YIELD   AGGRESSIVE GROWTH   SMITH BARNEY HIGH
                                                      INCOME PORTFOLIO        PORTFOLIO           PORTFOLIO        INCOME PORTFOLIO
                                                     ------------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends.......................................      $ 564,589             $ 26,600            $     --            $ 433,394
                                                        ---------             --------            --------            ---------

EXPENSES:
  Insurance charges...............................         89,976                5,545              38,393               43,640
                                                        ---------             --------            --------            ---------

    Net investment income (loss)..................        474,613               21,055             (38,393)             389,754
                                                        ---------             --------            --------            ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution....................             --                   --                  --                   --
    Realized gain (loss) on sale of investments...       (184,783)             (16,603)             (2,099)            (278,093)
                                                        ---------             --------            --------            ---------

      Realized gain (loss)........................       (184,783)             (16,603)             (2,099)            (278,093)
                                                        ---------             --------            --------            ---------

    Change in unrealized gain (loss)
      on investments..............................        (85,298)              15,037             237,630             (315,930)
                                                        ---------             --------            --------            ---------

  Net increase (decrease) in net assets
    resulting from operations.....................      $ 204,532             $ 19,489            $197,138            $(204,269)
                                                        =========             ========            ========            =========

                       See Notes to Financial Statements

                                      -16-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

    SMITH BARNEY                               SMITH BARNEY LARGE                                                    HIGH INCOME
INTERNATIONAL ALL CAP    SMITH BARNEY LARGE   CAPITALIZATION GROWTH        EQUITY-INCOME        GROWTH PORTFOLIO-     PORTFOLIO
   GROWTH PORTFOLIO     CAP VALUE PORTFOLIO         PORTFOLIO         PORTFOLIO-INITIAL CLASS     INITIAL CLASS     -INITIAL CLASS
---------------------   -------------------   ---------------------   -----------------------   -----------------   ---------------

    $         --            $   427,242              $    --               $  7,501,122           $     704,972      $ 6,776,561
    ------------            -----------              -------               ------------           -------------      -----------

         350,371                382,832                3,107                  5,312,852              10,651,869          622,527
    ------------            -----------              -------               ------------           -------------      -----------

        (350,371)                44,410               (3,107)                 2,188,270              (9,946,897)       6,154,034
    ------------            -----------              -------               ------------           -------------      -----------

              --              1,097,907                   --                 21,074,580              66,267,394               --
     (11,664,707)               (71,909)              (5,301)                 5,029,930               4,755,515       (9,721,793)
    ------------            -----------              -------               ------------           -------------      -----------

     (11,664,707)             1,025,998               (5,301)                26,104,510              71,022,909       (9,721,793)
    ------------            -----------              -------               ------------           -------------      -----------

       2,304,289             (3,974,860)              17,004                (56,305,821)           (251,306,771)      (2,893,596)
    ------------            -----------              -------               ------------           -------------      -----------

    $ (9,710,789)           $(2,904,452)             $ 8,596               $(28,013,041)          $(190,230,759)     $(6,461,355)
    ============            ===========              =======               ============           =============      ===========

                       See Notes to Financial Statements

                                      -17-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                               FIDELITY VIP MID CAP
                                                          ASSET MANAGER         PORTFOLIO-SERVICE
                                                     PORTFOLIO-INITIAL CLASS          CLASS 2             COMBINED
                                                     -----------------------    -------------------   ---------------
INVESTMENT INCOME:
  Dividends.......................................        $ 14,325,411              $    --           $   103,031,466
                                                          ------------              -------           ---------------

EXPENSES:
  Insurance charges...............................           4,071,133                3,699                68,557,053
                                                          ------------              -------           ---------------

    Net investment income (loss)..................          10,254,278               (3,699)               34,474,413
                                                          ------------              -------           ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution....................           5,372,029                   --               354,156,020
    Realized gain (loss) on sale of investments...          (2,489,931)              (2,244)              (21,325,070)
                                                          ------------              -------           ---------------

      Realized gain (loss)........................           2,882,098               (2,244)              332,830,950
                                                          ------------              -------           ---------------

    Change in unrealized gain (loss)
      on investments..............................         (32,474,313)              56,017            (1,164,716,584)
                                                          ------------              -------           ---------------

Net increase (decrease) in net assets
  resulting from operations.......................        $(19,337,937)             $50,074           $  (797,411,221)
                                                          ============              =======           ===============

                       See Notes to Financial Statements

                                      -18-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                          CAPITAL APPRECIATION FUND         HIGH YIELD BOND TRUST         MANAGED ASSETS TRUST
                                        -------------------------------   --------------------------   ---------------------------
                                             2001             2000            2001          2000          2001           2000
                                        --------------   --------------   ------------   -----------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ......   $   (6,545,009)  $  (16,429,711)  $  1,409,313   $ 1,663,154   $  3,552,719   $  2,082,464
  Realized gain (loss) ..............        9,149,748      109,868,571       (185,394)     (145,305)    16,313,229     43,254,071
  Change in unrealized
    gain (loss) on investments ......     (282,231,639)    (414,912,017)       678,605    (1,587,512)   (37,188,546)   (53,505,240)
                                        --------------   --------------   ------------   -----------   ------------   ------------
  Net increase (decrease)
    in net assets resulting
    from operations .................     (279,626,900)    (321,473,157)     1,902,524       (69,663)   (17,322,598)    (8,168,705)
                                        --------------   --------------   ------------   -----------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .....      103,173,958      155,199,986      2,347,245     1,885,216     15,552,132     18,984,246
  Participant transfers from other
    Travelers accounts ..............       66,181,747      343,798,597     15,856,154     4,034,340     10,496,471     19,050,253
  Administrative and asset
    allocation charges ..............       (1,176,443)      (1,298,589)       (29,944)      (23,000)      (276,014)      (266,061)
  Contract surrenders ...............      (68,634,627)    (119,017,307)    (2,472,302)   (2,463,198)   (24,545,406)   (28,621,947)
  Participant transfers to other
    Travelers accounts ..............     (158,250,117)    (314,603,949)   (10,196,260)   (6,465,373)   (18,948,782)   (31,789,532)
  Other payments to participants ....         (781,835)      (3,071,831)      (125,139)     (195,079)      (861,151)    (1,355,241)
                                        --------------   --------------   ------------   -----------   ------------   ------------
  Net increase (decrease)
    in net assets resulting
    from unit transactions ..........      (59,487,317)      61,006,907      5,379,754    (3,227,094)   (18,582,750)   (23,998,282)
                                        --------------   --------------   ------------   -----------   ------------   ------------
  Net increase (decrease)
    in net assets ...................     (339,114,217)    (260,466,250)     7,282,278    (3,296,757)   (35,905,348)   (32,166,987)

NET ASSETS:
  Beginning of year .................    1,050,574,912    1,311,041,162     22,279,433    25,576,190    278,303,656    310,470,643
                                        --------------   --------------   ------------   -----------   ------------   ------------
  End of year .......................   $  711,460,695   $1,050,574,912   $ 29,561,711   $22,279,433   $242,398,308   $278,303,656
                                        ==============   ==============   ============   ===========   ============   ============

                       See Notes to Financial Statements

                                      -19-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                  PREMIER GROWTH
                                                    PORTFOLIO -        CITISTREET DIVERSIFIED        CITISTREET INTERNATIONAL
                                                     CLASS B                 BOND FUND                       STOCK FUND
                                                 -----------------   ---------------------------   ----------------------------
                                                   2001      2000       2001           2000           2001            2000
                                                 ----------   ----   ------------   ------------   -------------   ------------
OPERATIONS:
   Net investment income (loss) ..............   $   (3,160)   $--   $  9,477,031   $ 11,093,125   $     471,673   $ (1,149,318)
   Realized gain (loss) ......................      (13,252)    --      3,783,650       (215,801)     47,266,023     33,112,161
   Change in unrealized gain (loss)
      on investments ..........................       1,006     --      4,784,886     12,569,077    (108,672,258)   (61,111,399)
                                                 ----------    ---   ------------   ------------   -------------   ------------
   Net increase (decrease) in net assets
     resulting from operations ...............      (15,406)    --     18,045,567     23,446,401     (60,934,562)   (29,148,556)
                                                 ----------    ---   ------------   ------------   -------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments .............      116,610     --     40,251,378     29,310,507      34,704,733     39,308,091
   Participant transfers from other
      Travelers accounts ......................   1,076,804     --    204,410,243     17,608,243      94,272,065     27,376,851
   Administrative and asset allocation charges         (436)    --     (4,163,633)    (2,708,398)     (2,697,077)    (3,276,537)
   Contract surrenders .......................       (6,006)    --    (41,844,468)   (37,423,984)    (29,809,891)   (46,250,643)
   Participant transfers to other
      Travelers accounts ......................    (445,209)    --    (74,146,343)   (34,356,077)    (41,406,379)   (69,395,733)
   Other payments to participants ............           --     --       (726,629)      (367,389)       (355,188)      (320,619)
                                                 ----------    ---   ------------   ------------   -------------   ------------
   Net increase (decrease) in net assets
      resulting from unit transactions ........     741,763     --    123,780,548    (27,937,098)     54,708,263    (52,558,590)
                                                 ----------    ---   ------------   ------------   -------------   ------------
   Net increase (decrease) in net assets .....      726,357     --    141,826,115     (4,490,697)     (6,226,299)   (81,707,146)

NET ASSETS:
   Beginning of year .........................           --     --    224,541,813    229,032,510     268,109,108    349,816,254
                                                 ----------    ---   ------------   ------------   -------------   ------------
   End of year ...............................   $  726,357    $--   $366,367,928   $224,541,813   $ 261,882,809   $268,109,108
                                                 ==========    ===   ============   ============   =============   ============

                       See Notes to Financial Statements

                                      -20-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

CITISTREET LARGE COMPANY        CITISTREET SMALL COMPANY         GLOBAL HIGH-YIELD
       STOCK FUND                     STOCK FUND                     BOND FUND             INTERMEDIATE-TERM BOND FUND
---------------------------   ----------------------------   ---------------------------   ----------------------------
   2001            2000           2001           2000            2001          2000            2001           2000
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------

$ (1,168,230)  $    178,825   $ (2,941,182)  $  (4,160,552)  $ 10,333,720   $  7,063,725   $   7,758,076   $  4,710,733
  15,126,509     20,895,769     82,784,420      35,927,453    (18,819,684)      (847,495)     (3,524,556)       (91,582)

 (73,619,304)   (87,461,744)   (82,490,562)     (3,095,020)    10,476,789    (10,242,002)     (1,154,370)       848,840
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------

 (59,661,025)   (66,387,150)    (2,647,324)     28,671,881      1,990,825     (4,025,772)      3,079,150      5,467,991
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------

  45,660,826     53,832,830     27,669,595      37,718,891      3,523,578     12,133,613       3,842,690     12,911,865

  71,488,896     64,318,831     15,909,887      43,093,315      1,559,167      7,539,594       5,612,280      8,978,806
  (3,743,337)    (4,145,584)    (2,376,828)     (3,224,478)      (215,658)    (1,046,812)       (244,663)    (1,157,004)
 (40,129,680)   (61,529,746)   (29,181,274)    (49,079,638)    (3,623,163)   (12,537,724)     (4,531,965)   (19,812,823)

 (25,145,762)   (62,726,448)   (95,795,942)   (105,518,358)   (79,258,258)   (12,755,002)   (111,973,348)   (16,900,220)
    (594,898)      (494,432)      (478,309)       (420,496)       (23,068)      (200,944)        (41,818)      (331,868)
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------

  47,536,045    (10,744,549)   (84,252,871)    (77,430,764)   (78,037,402)    (6,867,275)   (107,336,824)   (16,311,244)
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------
 (12,124,980)   (77,131,699)   (86,900,195)    (48,758,883)   (76,046,577)   (10,893,047)   (104,257,674)   (10,843,253)

 347,951,387    425,083,086    292,828,155     341,587,038     76,046,577     86,939,624     104,257,674    115,100,927
------------   ------------   ------------   -------------   ------------   ------------   -------------   ------------
$335,826,407   $347,951,387   $205,927,960   $ 292,828,155   $         --   $ 76,046,577   $          --   $104,257,674
============   ============   ============   =============   ============   ============   =============   ============

                       See Notes to Financial Statements

                                      -21-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                       DREYFUS STOCK INDEX        SMALL CAP PORTFOLIO-INITIAL    FRANKLIN SMALL CAP
                                                             FUND                            CLASS                 FUND - CLASS 2
                                                    ---------------------------   ---------------------------    ------------------
                                                       2001            2000           2001           2000          2001        2000
                                                    ------------   ------------   ------------   ------------    ---------     ----
OPERATIONS:
   Net investment income (loss) .................   $   (783,176)  $ (1,912,276)  $   (305,336)  $   (154,624)   $  (1,385)     $--
   Realized gain (loss) .........................      7,532,144     25,090,254       (334,442)    15,794,823        4,169       --
   Change in unrealized gain (loss)
      on investments ............................    (81,128,934)   (87,726,014)    (2,404,247)   (14,390,489)      20,264       --
                                                    ------------   ------------   ------------   ------------    ---------      ---

      Net increase (decrease) in net assets
         resulting from operations ..............    (74,379,966)   (64,548,036)    (3,044,025)     1,249,710       23,048       --
                                                    ------------   ------------   ------------   ------------    ---------      ---

UNIT TRANSACTIONS:
   Participant purchase payments ................     62,122,773     79,121,005      9,559,288      5,503,595       65,941       --
   Participant transfers from other
      Travelers accounts ........................     37,631,575     74,807,183     20,445,021     37,016,392      712,236       --
   Administrative and asset allocation charges...       (789,821)      (797,773)       (72,166)       (33,449)        (209)      --
   Contract surrenders ..........................    (41,230,173)   (57,060,294)    (2,494,310)    (2,344,229)        (125)      --
   Participant transfers to other
      Travelers accounts ........................    (66,364,169)   (99,262,580)   (17,880,346)   (15,062,551)    (336,430)      --
   Other payments to participants ...............       (803,905)    (1,620,433)       (36,026)        (6,457)          --       --
                                                    ------------   ------------   ------------   ------------    ---------      ---

      Net increase (decrease) in net assets
         resulting from unit transactions .......     (9,433,720)    (4,812,892)     9,521,461     25,073,301      441,413       --
                                                    ------------   ------------   ------------   ------------    ---------      ---

         Net increase (decrease) in net assets...    (83,813,686)   (69,360,928)     6,477,436     26,323,011      464,461       --

NET ASSETS:
   Beginning of year ............................    555,996,731    625,357,659     35,462,451      9,139,440           --       --
                                                    ------------   ------------   ------------   ------------    ---------      ---
   End of year ..................................   $472,183,045   $555,996,731   $ 41,939,887   $ 35,462,451    $ 464,461      $--
                                                    ============   ============   ============   ============    =========      ===

                       See Notes to Financial Statements

                                      -22-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

TEMPLETON ASSET STRATEGY        TEMPLETON GLOBAL INCOME    TEMPLETON GROWTH SECURITIES   FUNDAMENTAL VALUE
      FUND - CLASS 1           SECURITIES FUND - CLASS 1         FUND - CLASS 1             PORTFOLIO
----------------------------   -------------------------   ---------------------------   -----------------
   2001             2000          2001          2000          2001            2000          2001      2000
------------    ------------   -----------   -----------   ------------   ------------   ----------   ----

$    329,681    $  2,590,447   $   207,310   $   428,096   $  3,024,976   $   (437,284   $  (18,567)   $--
  14,181,536      38,909,830      (324,916)     (397,227)    58,670,203     86,611,597      258,498     --

 (35,503,681)    (43,663,732)      238,387       304,452    (70,924,712)   (62,580,181)    (205,685)    --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---

 (20,992,464)     (2,163,455)      120,781       335,321     (9,229,533)    23,594,132       34,246     --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---

   8,554,623      12,416,626       670,652       736,128     22,708,562     29,242,635    1,477,003     --

   3,382,236       9,351,294     5,188,202     1,605,250     11,840,009     28,949,730    9,018,011     --
    (153,790)       (169,107)       (8,551)       (8,036)      (348,509)      (343,431)      (6,752)    --
 (16,910,664)    (26,070,544)   (1,094,822)   (1,272,312)   (33,529,643)   (39,962,280)     (74,616)    --

 (15,844,476)    (25,775,181)   (5,310,620)   (2,549,706)   (31,981,121)   (51,230,526)    (842,640)    --
    (661,110)     (1,016,359)      (43,449)      (41,113)      (956,833)      (829,653)      38,891     --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---

 (21,633,181)    (31,263,271)     (598,588)   (1,529,789)   (32,267,535)   (34,173,525)   9,609,897     --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---

 (42,625,645)    (33,426,726)     (477,807)   (1,194,468)   (41,497,068)   (10,579,393)   9,644,143     --

 200,365,893     233,792,619     9,132,728    10,327,196    395,727,062    406,306,455           --     --
------------    ------------   -----------   -----------   ------------   ------------   ----------    ---
$157,740,248    $200,365,893   $ 8,654,921   $ 9,132,728   $354,229,994   $395,727,062   $9,644,143    $--
============    ============   ===========   ===========   ============   ============   ==========    ===

                       See Notes to Financial Statements

                                      -23-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                              INTERNATIONAL GROWTH         PUTNAM VT               PUTNAM VT
                                                   PORTFOLIO -        INTERNATIONAL GROWTH    SMALL CAP VALUE FUND
                                                 SERVICE SHARES      FUND - CLASS IB SHARES    - CLASS IB SHARES
                                              --------------------   ----------------------   ----------------------
                                                 2001         2000       2001          2000       2001         2000
                                              -----------     ----   ------------      ----   -----------      ----
OPERATIONS:
  Net investment income (loss) ..............   $      (797)     $--   $     (3,778)      $--   $   (54,600)     $--
  Realized gain (loss) ......................       (14,653)      --         22,326        --      (227,277)      --
  Change in unrealized gain (loss)
     on investments .........................        20,145       --         15,340        --       714,871       --
                                                -----------      ---   ------------       ---   -----------      ---

     Net increase (decrease) in net assets
        resulting from operations ...........         4,695       --         33,888        --       432,994       --
                                                -----------      ---   ------------       ---   -----------      ---

UNIT TRANSACTIONS:
  Participant purchase payments .............       185,132       --         72,857        --       997,375       --
  Participant transfers from other
     Travelers accounts .....................     4,480,531       --     14,249,378        --    18,640,685       --
  Administrative and asset allocation charges          (727)      --           (452)       --        (5,959)      --
  Contract surrenders .......................          (615)      --        (13,333)       --      (311,824)      --
  Participant transfers to other
     Travelers accounts .....................    (4,028,876)      --    (13,604,080)       --    (6,684,419)      --
  Other payments to participants ............            --       --             --        --        (1,602)      --
                                                -----------      ---   ------------       ---   -----------      ---

     Net increase (decrease) in net assets
        resulting from unit transactions ....       635,445       --        704,370        --    12,634,256       --
                                                -----------      ---   ------------       ---   -----------      ---

        Net increase (decrease) in net assets       640,140       --        738,258        --    13,067,250       --

NET ASSETS:
     Beginning of year ......................            --       --             --        --            --       --
                                                -----------      ---   ------------       ---   -----------      ---
     End of year ............................   $   640,140      $--   $    738,258       $--   $13,067,250      $--
                                                ===========      ===   ============       ===   ===========      ===

                       See Notes to Financial Statements

                                      -24-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                 DISCIPLINED MID CAP STOCK
   CAPITAL FUND       INVESTORS FUND     SMALL CAP GROWTH FUND            PORTFOLIO
------------------   -----------------   ---------------------   --------------------------
    2001      2000      2001      2000      2001          2000       2001           2000
-----------   ----   ----------   ----   ---------        ----   ------------   -----------

$    28,521    $--   $    7,901    $--   $  (1,706)        $--   $   (285,406)  $  (122,706)
    (18,481)    --       (3,532)    --      (4,612)         --      1,421,043       437,866

     59,226     --          603     --      25,077          --     (3,016,070)      492,235
-----------    ---   ----------    ---   ---------         ---   ------------   -----------

     69,266     --        4,972     --      18,759          --     (1,880,433)      807,395
-----------    ---   ----------    ---   ---------         ---   ------------   -----------

  1,183,389     --      248,361     --      61,141          --      6,528,266     2,472,197

 11,279,075     --    2,413,879     --     626,593          --     16,495,251    28,497,698
     (5,790)    --       (1,287)    --        (291)         --        (44,331)      (14,314)
   (201,470)    --      (12,970)    --      (7,260)         --     (2,367,218)   (1,078,448)

 (1,503,977)    --     (179,210)    --    (205,502)         --    (13,599,660)   (6,463,196)
      2,866     --           --     --          --          --        (27,659)         (882)
-----------    ---   ----------    ---   ---------         ---   ------------   -----------

 10,754,093     --    2,468,773     --     474,681          --      6,984,649    23,413,055
-----------    ---   ----------    ---   ---------         ---   ------------   -----------

 10,823,359     --    2,473,745     --     493,440          --      5,104,216    24,220,450

         --     --           --     --          --          --     27,050,622     2,830,172
-----------    ---   ----------    ---   ---------         ---   ------------   -----------
$10,823,359    $--   $2,473,745    $--   $ 493,440         $--   $ 32,154,838   $27,050,622
===========    ===   ==========    ===   =========         ===   ============   ===========

                       See Notes to Financial Statements

                                      -25-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 MFS MID CAP GROWTH     SOCIAL AWARENESS STOCK      U.S. GOVERNMENT SECURITIES
                                                      PORTFOLIO                PORTFOLIO                     PORTFOLIO
                                                 ------------------   --------------------------   ---------------------------
                                                    2001       2000       2001          2000           2001           2000
                                                 -----------   ----   -----------   ------------   ------------   ------------
OPERATIONS:
   Net investment income (loss) ..............   $    (8,696)   $--   $  (412,794)  $   (395,032)  $  1,318,082   $  1,754,825
   Realized gain (loss) ......................       127,647     --       494,999      2,642,576        316,242       (472,072)
   Change in unrealized gain (loss)
      on investments .........................      (281,874)    --    (9,425,149)    (3,232,857)       384,082      3,517,683
                                                 -----------    ---   -----------   ------------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from operations ...........      (162,923)    --    (9,342,944)      (985,313)     2,018,406      4,800,436
                                                 -----------    ---   -----------   ------------   ------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments .............       254,162     --     6,769,295      8,452,462      3,852,254      2,516,304
   Participant transfers from other
      Travelers accounts .....................     3,359,122     --     2,328,561      5,131,477     30,111,861     15,321,978
   Administrative and asset allocation charges        (1,074)    --       (87,587)       (88,047)       (47,529)       (37,195)
   Contract surrenders .......................        (6,851)    --    (3,330,707)    (5,182,903)    (6,602,370)    (5,230,355)
   Participant transfers to other
      Travelers accounts .....................    (1,217,291)    --    (5,679,376)   (10,482,042)   (14,876,764)   (15,554,637)
   Other payments to participants ............            --     --       (83,223)       (38,909)      (159,414)      (394,638)
                                                 -----------    ---   -----------   ------------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ....     2,388,068     --       (83,037)    (2,207,962)    12,278,038     (3,378,543)
                                                 -----------    ---   -----------   ------------   ------------   ------------

         Net increase (decrease) in net assets     2,225,145     --    (9,425,981)    (3,193,275)    14,296,444      1,421,893

NET ASSETS:
      Beginning of year ......................            --     --    55,324,858     58,518,133     42,523,702     41,101,809
                                                 -----------    ---   -----------   ------------   ------------   ------------
      End of year ............................   $ 2,225,145    $--   $45,898,877   $ 55,324,858   $ 56,820,146   $ 42,523,702
                                                 ===========    ===   ===========   ============   ============   ============

                       See Notes to Financial Statements

                                      -26-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                            PUTNAM DIVERSIFIED INCOME
    UTILITIES PORTFOLIO         ALLIANCE GROWTH PORTFOLIO     MFS TOTAL RETURN PORTFOLIO            PORTFOLIO
---------------------------    ---------------------------    --------------------------    -------------------------
    2001           2000             2001          2000            2001           2000           2001          2000
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

$    198,375   $    361,345    $ (1,243,525)  $ (1,657,257)   $    950,435   $   607,642    $   474,613   $   559,326
   1,769,442        996,217      15,595,802     13,278,068       2,324,227     1,717,418       (184,783)     (170,695)

 (12,253,169)     4,916,605     (32,926,003)   (41,089,393)     (3,983,050)    3,882,304        (85,298)     (507,473)
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

 (10,285,352)     6,274,167     (18,573,726)   (29,468,582)       (708,388)    6,207,364        204,532      (118,842)
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

   4,557,588      2,705,909      16,348,612     21,689,113       8,272,186     4,493,697        761,512       943,512

  19,024,881     18,617,141      14,887,249     39,765,655      28,875,227     8,924,301      1,012,495       497,487
     (41,401)       (29,876)       (173,126)      (165,938)        (76,376)      (49,674)       (10,438)       (9,669)
  (3,332,563)    (3,900,390)     (8,428,225)   (14,737,669)     (5,414,912)   (3,329,081)      (777,696)   (1,403,733)

 (19,288,389)   (12,614,025)    (21,379,648)   (21,101,933)    (15,585,161)   (7,219,240)    (1,115,766)   (1,214,548)
    (219,024)      (116,397)       (213,721)      (330,048)       (273,045)     (176,381)       (31,658)       (9,216)
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

     701,092      4,662,362       1,041,141     25,119,180      15,797,919     2,643,622       (161,551)   (1,196,167)
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------

  (9,584,260)    10,936,529     (17,532,585)    (4,349,402)     15,089,531     8,850,986         42,981    (1,315,009)

  40,143,954     29,207,425     126,509,219    130,858,621      51,023,713    42,172,727      7,062,396     8,377,405
------------   ------------    ------------   ------------    ------------   -----------    -----------   -----------
$ 30,559,694   $ 40,143,954    $108,976,634   $126,509,219    $ 66,113,244   $51,023,713    $ 7,105,377   $ 7,062,396
============   ============    ============   ============    ============   ===========    ===========   ===========

                       See Notes to Financial Statements

                                      -27-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 SALOMON BROTHERS GLOBAL HIGH    SMITH BARNEY AGGRESSIVE      SMITH BARNEY HIGH
                                                       YIELD PORTFOLIO               GROWTH PORTFOLIO          INCOME PORTFOLIO
                                                 ----------------------------   ------------------------   ------------------------
                                                       2001         2000              2001      2000          2001          2000
                                                   -----------   ---------        -----------   ----       -----------   ----------
OPERATIONS:
  Net investment income (loss)................     $    21,055   $  14,253        $   (38,393)   $--       $   389,754   $  268,013
  Realized gain (loss)........................         (16,603)    (23,837)            (2,099)    --          (278,093)     (63,976)
  Change in unrealized gain (loss)
    on investments ...........................          15,037      19,937            237,630     --          (315,930)    (524,919)
                                                   -----------   ---------        -----------    ---       -----------   ----------

    Net increase (decrease) in net assets
      resulting from operations...............          19,489      10,353            197,138     --          (204,269)    (320,882)
                                                   -----------   ---------        -----------    ---       -----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments...............          33,913      35,078          2,082,322     --           447,414      416,608
  Participant transfers from other
    Travelers accounts........................       2,053,487     353,530         14,016,661     --         1,532,242      816,815
  Administrative and asset allocation
    charges...................................            (561)       (487)            (9,956)    --            (5,319)      (4,806)
  Contract surrenders.........................         (61,526)     (5,487)           (62,480)    --          (269,104)    (224,121)
  Participant transfers to other
    Travelers accounts........................      (1,885,741)   (361,802)        (5,027,803)    --        (1,461,655)    (827,857)
  Other payments to participants..............              --      (3,031)                48     --              (472)      (3,665)
                                                   -----------   ---------        -----------    ---       -----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions........         139,572      17,801         10,998,792     --           243,106      172,974
                                                   -----------   ---------        -----------    ---       -----------   ----------

      Net increase (decrease) in net assets...         159,061      28,154         11,195,930     --            38,837     (147,908)

NET ASSETS:
  Beginning of year...........................         299,516     271,362                 --     --         3,227,891    3,375,799
                                                   -----------   ---------        -----------    ---       -----------   ----------
  End of year.................................     $   458,577   $ 299,516        $11,195,930    $--       $ 3,266,728   $3,227,891
                                                   ===========   =========        ===========    ===       ===========   ==========

                       See Notes to Financial Statements

                                      -28-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

SMITH BARNEY INTERNATIONAL ALL      SMITH BARNEY LARGE CAP     SMITH BARNEY LARGE CAPITALIZATION     EQUITY-INCOME PORTFOLIO-
    CAP GROWTH PORTFOLIO               VALUE PORTFOLIO                   GROWTH PORTFOLIO                 INITIAL CLASS
------------------------------   ---------------------------   ---------------------------------   ----------------------------
    2001             2000            2001           2000                 2001      2000                2001            2000
-------------   -------------    ------------   ------------         -----------   ----            ------------   -------------
$    (350,371)  $    (221,625)   $     44,410   $      9,620          $   (3,107)   $--            $  2,188,270   $   2,819,403
  (11,664,707)     (1,351,074)      1,025,998      1,423,294              (5,301)    --              26,104,510      50,467,494

    2,304,289      (7,561,144)     (3,974,860)     1,453,578              17,004     --             (56,305,821)    (25,891,368)
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------

   (9,710,789)     (9,133,843)     (2,904,452)     2,886,492               8,596     --             (28,013,041)     27,395,529
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------

    4,940,323       7,309,624       3,692,151      2,797,122             152,888     --              30,376,654      36,540,174

  205,002,413     233,218,635      14,950,189     13,034,544           1,460,867     --              26,326,593      23,820,360

      (40,708)        (44,325)        (41,560)       (32,888)               (626)    --                (475,600)       (476,338)
   (1,973,748)     (4,281,898)     (1,939,496)    (2,071,049)             (1,506)    --             (42,789,359)    (53,672,160)

 (208,191,237)   (219,791,474)    (10,883,470)   (15,007,406)           (715,579)    --             (39,758,992)   (105,724,574)
      (68,391)        (24,931)       (106,663)       (44,549)                 --     --                (617,995)     (2,011,091)
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------

     (331,348)     16,385,631       5,671,151     (1,324,226)            896,044     --             (26,938,699)   (101,523,629)
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------

  (10,042,137)      7,251,788       2,766,699      1,562,266             904,640     --             (54,951,740)    (74,128,100)

   34,837,101      27,585,313      27,964,461     26,402,195                  --     --             457,268,734     531,396,834
-------------   -------------    ------------   ------------          ----------    ---            ------------   -------------
$  24,794,964   $  34,837,101    $ 30,731,160   $ 27,964,461          $  904,640    $--            $402,316,994   $ 457,268,734
=============   =============    ============   ============          ==========    ===            ============   =============

                       See Notes to Financial Statements

                                      -29-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                         HIGH INCOME PORTFOLIO-
                                                     GROWTH PORTFOLIO-INITIAL CLASS          INITIAL CLASS
                                                    -------------------------------   ---------------------------
                                                        2001              2000            2001           2000
                                                    --------------   --------------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..................   $   (9,946,897)  $  (14,048,152)  $  6,154,034   $  4,917,277
  Realized gain (loss) ..........................       71,022,909      182,458,048     (9,721,793)    (4,310,243)
  Change in unrealized gain (loss)
    on investments ..............................     (251,306,771)    (310,020,702)    (2,893,596)   (18,687,722)
                                                    --------------   --------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .................     (190,230,759)    (141,610,806)    (6,461,355)   (18,080,688)
                                                    --------------   --------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .................       69,536,725       94,578,209      4,318,871      6,438,437
  Participant transfers from other
    Travelers accounts ..........................       49,510,137      145,109,620     12,206,936     13,222,740
  Administrative and asset allocation charges ...         (940,581)      (1,023,398)       (56,229)       (66,725)
  Contract surrenders ...........................      (80,115,421)    (125,084,340)    (6,489,165)    (9,242,816)
  Participant transfers to other
    Travelers accounts ..........................     (109,959,464)    (177,818,980)   (17,490,213)   (26,627,121)
  Other payments to participants ................       (1,753,864)      (2,625,619)      (238,966)      (451,394)
                                                    --------------   --------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..........      (73,722,468)     (66,864,508)    (7,748,766)   (16,726,879)
                                                    --------------   --------------   ------------   ------------

      Net increase (decrease) in net assets .....     (263,953,227)    (208,475,314)   (14,210,121)   (34,807,567)

NET ASSETS:
  Beginning of year .............................    1,033,990,430    1,242,465,744     56,144,622     90,952,189
                                                    --------------   --------------   ------------   ------------
  End of year ...................................   $  770,037,203   $1,033,990,430   $ 41,934,501   $ 56,144,622
                                                    ==============   ==============   ============   ============

  ASSET MANAGER PORTFOLIO-
        INITIAL CLASS
---------------------------
    2001            2000
------------   ------------

$ 10,254,278   $  8,931,545
   2,882,098     39,984,157

 (32,474,313)   (69,526,013)
------------   ------------

 (19,337,937)   (20,610,311)
------------   ------------

  15,290,956     20,439,092

   7,814,719     12,216,093
    (316,721)      (344,732)
 (32,798,226)   (50,564,658)

 (24,101,779)   (51,102,319)
    (833,419)    (1,676,335)
------------   ------------

 (34,944,470)   (71,032,859)
------------   ------------

 (54,282,407)   (91,643,170)

 361,826,884    453,470,054
------------   ------------
$307,544,477   $361,826,884
===========    ===========

                       See Notes to Financial Statements

                                      -30-

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

               STATEMENT OF CHANGES IN NET ASSETS - CONTINUED FOR
                   THE YEARS ENDED DECEMBER 31, 2001 AND 2000

FIDELITY VIP MID CAP PORTFOLIO-
       SERVICE CLASS 2                        COMBINED
-------------------------------   ---------------------------------
        2001      2000                  2001             2000
     ----------   ----            ---------------   ---------------

     $   (3,699)   $--            $    34,474,413   $     9,365,281
         (2,244)    --                332,830,950       694,780,360

         56,017     --             (1,164,716,584)   (1,289,312,230)
     ----------    ---            ---------------   ---------------

         50,074     --               (797,411,221)     (585,166,589)
     ----------    ---            ---------------   ---------------

        110,649     --                563,076,583       700,132,772

      1,862,235     --              1,079,602,271     1,246,076,753
           (658)    --                (18,688,718)      (20,886,671)
        (16,630)    --               (537,437,810)     (783,455,777)

       (446,208)    --             (1,292,996,462)   (1,520,302,390)
             --     --                (11,076,669)      (18,179,000)
     ----------    ---            ---------------   ---------------

      1,509,388     --               (217,520,805)     (396,614,313)
     ----------    ---            ---------------   ---------------

      1,559,462     --             (1,014,932,026)     (981,780,902)

             --     --              6,186,775,683     7,168,556,585
     ----------    ---            ---------------   ---------------
     $1,559,462    $--            $ 5,171,843,657   $ 6,186,775,683
     ==========    ===            ===============   ===============

                       See Notes to Financial Statements

                                      -31-

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Fund U for Variable Annuities ("Fund U") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund U is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund U is comprised of the Universal Annuity product.

     Participant purchase payments applied to Fund U are invested in one or more sub-accounts in accordance with the selection made by the contract owner.
     As of December 31, 2001, the investments comprising Fund U were:

       Capital Appreciation Fund, Massachusetts business trust, affiliate of The Travelers
       High Yield Bond Trust, Massachusetts business trust, affiliate of The Travelers
       Managed Assets Trust, Massachusetts business trust, affiliate of The Travelers
       Alliance Variable Product Series Fund, Inc., Maryland business trust
           Premier Growth Portfolio - Class B
       CitiStreet Funds, Inc., Massachusetts business trust, affiliate of The Travelers (formerly American Odyssey Funds, Inc.)
           CitiStreet Diversified Bond Fund (formerly Long-Term Bond Fund)
           CitiStreet International Stock Fund (formerly International Equity Fund)
           CitiStreet Large Company Stock Fund (formerly Core Equity Fund)
           CitiStreet Small Company Stock Fund (formerly Emerging Opportunities Fund)
       Dreyfus Stock Index Fund, Maryland business trust
           Dreyfus Stock Index Fund
       Dreyfus Variable Investment Fund, Maryland business trust
           Small Cap Portfolio - Initial Class
       Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
           Franklin Small Cap Fund - Class 2
           Templeton Asset Strategy Fund - Class 1
           Templeton Global Income Securities Fund - Class 1
           Templeton Growth Securities Fund - Class 1
       Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
           Fundamental Value Portfolio
       Janus Aspen Series, Delaware business trust
           International Growth Portfolio - Service Shares
       Putnam Variable Trust, Massachusetts business trust
           Putnam VT International Growth Fund - Class IB Shares
           Putnam VT Small Cap Value Fund - Class IB Shares
       Salomon Brothers Variable Series Funds Inc., Maryland business trust, affiliate of The Travelers
           Capital Fund
           Investors Fund
           Small Cap Growth Fund
       The Travelers Series Trust, Massachusetts business trust, affiliate of The Travelers
           Disciplined Mid Cap Stock Portfolio
           MFS Mid Cap Growth Portfolio
           Social Awareness Stock Portfolio
           U.S. Government Securities Portfolio
           Utilities Portfolio

                                      -32-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Travelers Series Fund Inc., Maryland business trust, affiliate of The Travelers
          Alliance Growth Portfolio
          MFS Total Return Portfolio
          Putnam Diversified Income Portfolio
          Salomon Brothers Global High Yield Portfolio (formerly INVESCO Strategic Income Portfolio)
          Smith Barney Aggressive Growth Portfolio
          Smith Barney High Income Portfolio
          Smith Barney International All Cap Growth Portfolio
          Smith Barney Large Cap Value Portfolio
          Smith Barney Large Capitalization Growth Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
          Equity-Income Portfolio - Initial Class
          Growth Portfolio - Initial Class
          High Income Portfolio - Initial Class
     Variable Insurance Products Fund II, Massachusetts business trust
          Asset Manager Portfolio - Initial Class
     Variable Insurance Products Fund III, Massachusetts business trust
          Mid Cap Portfolio - Service Class 2

     Not all funds may be available in all states or to all contract owners.

     Effective April 27, 2001, the assets of Odyssey Intermediate-Term Bond Fund of American Odyssey Funds, Inc. were combined with the assets of Long-Term
     Bond Fund of American Odyssey Funds, Inc. (currently the CitiStreet
     Diversified Bond Fund of CitiStreet Funds, Inc.). At the effective date,
     Fund U held 10,582,261 shares of Odyssey Intermediate-Term Bond Fund having a market value of $105,284,824, which were exchanged for 9,580,057 shares of CitiStreet Diversified Bond Fund equal in value.

     Effective April 27, 2001, the assets of Global High-Yield Bond Fund of
     American Odyssey Funds, Inc. were combined with the assets of Long-Term
     Bond Fund of American Odyssey Funds, Inc. (currently the CitiStreet
     Diversified Bond Fund of CitiStreet Funds, Inc.). At the effective date,
     Fund U held 9,555,770 shares of Global High-Yield Bond Fund having a market value of $75,871,571, which were exchanged for 6,903,691 shares of
     CitiStreet Diversified Bond Fund equal in value.

     The following is a summary of significant accounting policies consistently followed by Fund U in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in
     Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Fund U form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund U. Fund U is not taxed as a
     "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Fund U adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment Companies.
     It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

                                      -33-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $1,277,656,398 and $1,112,416,966 respectively, for the year ended
     December 31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $5,410,834,290 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $139,761,189.
     Gross unrealized depreciation for all investments at December 31, 2001 was
     $378,217,357.

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by
     The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge, which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, The Travelers assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments include $5,557,725 and $9,334,422 of contingent deferred sales charges for the years ended
     December 31, 2001 and 2000, respectively.

     Participants in CitiStreet Funds, Inc. (formerly American Odyssey Funds,
     Inc.) (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services LLC ("CitiStreet"), an affiliate of The Travelers. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled
     $11,197,645 and $13,160,318 for the years ended December 31, 2001 and 2000, respectively.

4.   NET ASSETS HELD ON BEHALF OF AN AFFILIATE

     Approximately $27,907,000 and $32,482,000 of the net assets of Fund U were held on behalf of an affiliate of The Travelers as of December 31, 2001 and
     2000, respectively. Transactions with this affiliate during the years ended
     December 31, 2001 and 2000, comprised participant purchase payments of approximately $5,233,000 and $4,499,000 and contract surrenders of approximately $5,304,000 and $7,097,000, respectively.

                                      -34-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY

                                                                                    DECEMBER 31, 2001
                                                            -----------------------------------------------------------

                                                            ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                               UNITS        UNITS    VALUE     NET ASSETS    NET ASSETS
                                                            ------------   -------   ------   ------------   ----------
Capital Appreciation Fund
  Qualified .............................................    127,990,661    55,942   $5.151   $659,307,955    $288,171
  Non-qualified .........................................      9,604,068   104,438    5.342     51,306,642     557,927

High Yield Bond Trust
  Qualified .............................................      6,814,564     4,136    3.818     26,021,296      15,794
  Non-qualified .........................................        906,039     7,508    3.858      3,495,653      28,968

Managed Assets Trust
  Qualified .............................................     47,162,602    94,456    4.584    216,185,622     432,972
  Non-qualified .........................................      5,168,826    56,232    4.934     25,502,272     277,442

Alliance Variable Product Series Fund, Inc.
  Premier Growth Portfolio - Class B ....................        848,693        --    0.856        726,357          --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund ......................    223,601,191   187,634    1.637    366,060,749     307,179
  CitiStreet International Stock Fund ...................    157,165,217    61,197    1.666    261,780,876     101,933
  CitiStreet Large Company Stock Fund ...................    199,521,163    72,801    1.683    335,703,916     122,491
  CitiStreet Small Company Stock Fund ...................    100,537,228    45,971    2.047    205,833,843      94,117

Dreyfus Stock Index Fund ................................    163,757,950   301,381    2.878    471,315,633     867,412

Dreyfus Variable Investment Fund
  Small Cap Portfolio - Initial Class ...................     38,616,566    24,283    1.085     41,913,531      26,356

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 .....................        499,835        --    0.929        464,461          --
  Templeton Asset Strategy Fund - Class 1 ...............     67,576,881    81,309    2.331    157,550,682     189,566
  Templeton Global Income Securities Fund - Class 1 .....      6,081,633    27,358    1.417      8,616,162      38,759
  Templeton Growth Securities Fund - Class 1 ............    121,105,681    42,679    2.924    354,105,204     124,790

Greenwich Street Series Fund
  Fundamental Value Portfolio ...........................     10,466,261        --    0.921      9,644,143          --

Janus Aspen Series
  International Growth Portfolio - Service Shares .......        767,684        --    0.834        640,140          --

Putnam Variable Trust
  Putnam VT International Growth Fund - Class IB Shares..        860,189        --    0.858        738,258          --
  Putnam VT Small Cap Value Fund - Class IB Shares ......     11,977,940    15,198    1.090     13,050,691      16,559

                                      -35-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2001
                                                           ----------------------------------------------------------------
                                                           ACCUMULATION    ANNUITY    UNIT      ACCUMULATION     ANNUITY
                                                              UNITS         UNITS     VALUE      NET ASSETS     NET ASSETS
                                                           -------------   -------   -------   --------------   -----------
Salomon Brothers Variable Series Fund Inc. .............
  Capital Fund .........................................    11,454,930          --   $0.945    $   10,823,359    $       --
  Investors Fund .......................................     2,700,117          --    0.916         2,473,745            --
  Small Cap Growth Fund ................................       508,252          --    0.971           493,440            --

The Travelers Series Trust
  Disciplined Mid Cap Stock Portfolio ..................    25,260,255      18,262    1.272        32,131,609        23,229
  MFS Mid Cap Growth Portfolio .........................     2,867,666          --    0.776         2,225,145            --
  Social Awareness Stock Portfolio .....................    17,249,885          --    2.661        45,898,877            --
  U.S. Government Securities Portfolio .................    31,715,942       5,322    1.791        56,810,614         9,532
  Utilities Portfolio ..................................    16,847,120       9,759    1.813        30,542,002        17,692

Travelers Series Fund Inc. .............................
  Alliance Growth Portfolio ............................    45,305,327      18,455    2.404       108,932,261        44,373
  MFS Total Return Portfolio ...........................    31,853,682      37,050    2.073        66,036,435        76,809
  Putnam Diversified Income Portfolio ..................     5,511,538          --    1.289         7,105,377            --
  Salomon Brothers Global High Yield Portfolio .........       298,023          --    1.539           458,577            --
  Smith Barney Aggressive Growth Portfolio .............    11,836,932          --    0.946        11,195,930            --
  Smith Barney High Income Portfolio ...................     2,667,071          --    1.225         3,266,728            --
  Smith Barney International All Cap Growth Portfolio...    20,768,015      16,481    1.193        24,775,303        19,661
  Smith Barney Large Cap Value Portfolio ...............    15,339,584      15,680    2.001        30,699,779        31,381
  Smith Barney Large Capitalization Growth Portfolio....       995,768          --    0.908           904,640            --

Variable Insurance Products Fund
  Equity-Income Portfolio - Initial Class ..............   163,017,904     234,616    2.464       401,738,809       578,185
  Growth Portfolio - Initial Class .....................   261,476,407     162,466    2.943       769,559,046       478,157
  High Income Portfolio - Initial Class ................    30,292,000      52,155    1.382        41,862,425        72,076

Variable Insurance Products Fund II
  Asset Manager Portfolio - Initial Class ..............   145,904,846     165,520    2.105       307,195,981       348,496

Variable Insurance Products Fund III
  Fidelity VIP Mid Cap Portfolio - Service Class 2......     1,515,233          --    1.029         1,559,462            --
                                                                                               --------------    ----------
Net Contract Owners' Equity ............................                                       $5,166,653,630    $5,190,027
                                                                                               ==============    ==========

                                      -36-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   STATEMENT OF INVESTMENTS

                                                                                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                      ----------------------------------------------------------
INVESTMENTS                                                             NO. OF         MARKET          COST OF       PROCEEDS
                                                                        SHARES         VALUE          PURCHASES      FROM SALES
                                                                      -----------   --------------   ------------   ------------
CAPITAL APPRECIATION FUND (13.8%)
    Total (Cost $698,194,957)                                          11,799,915   $  711,534,900   $ 24,218,005   $ 90,156,430
                                                                      -----------   --------------   ------------   ------------

HIGH YIELD BOND TRUST (0.6%)
    Total (Cost $30,227,839)                                            3,270,435       29,564,737     12,307,824      5,513,938
                                                                      -----------   --------------   ------------   ------------

MANAGED ASSETS TRUST (4.7%)
    Total (Cost $244,629,690)                                          15,589,926      242,423,342     25,488,768     25,739,628
                                                                      -----------   --------------   ------------   ------------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.0%)
  Premier Growth Portfolio - Class B
    Total (Cost $725,426)                                                  29,057          726,432      1,092,823        345,841
                                                                      -----------   --------------   ------------   ------------

CITISTREET FUNDS, INC. (22.6%)
 CitiStreet Diversified Bond Fund (Cost $352,850,458)                  33,128,874      366,405,349    205,012,915     71,717,725
 CitiStreet International Stock Fund (Cost $302,603,220)               21,036,917      261,909,621    131,609,512     30,311,874
 CitiStreet Large Company Stock Fund (Cost $452,214,064)               30,672,262      335,861,272     86,045,219     19,472,636
 CitiStreet Small Company Stock Fund (Cost $232,723,887)               18,257,913      205,949,256     75,471,485     93,090,238
 Global High-Yield Bond Fund (Cost $0)                                         --               --     11,335,057     79,021,395
 Intermediate-Term Bond Fund (Cost $0)                                         --               --     11,259,919    110,834,499
                                                                      -----------   --------------   ------------   ------------
    Total (Cost $1,340,391,629)                                       103,095,966    1,170,125,498    520,734,107    404,448,367
                                                                      -----------   --------------   ------------   ------------

DREYFUS STOCK INDEX FUND (9.1%)
Total (Cost $419,488,523)                                              16,084,200      472,232,102     27,797,217     36,158,221
                                                                      -----------   --------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.8%)
 Small Cap Portfolio - Initial Class
    Total (Cost $57,467,056)                                            1,193,972       41,944,221     19,405,070      7,246,269
                                                                      -----------   --------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (10.1%)
 Franklin Small Cap Fund - Class 2 (Cost $444,245)                          26,023          464,509        711,047        270,972
 Templeton Asset Strategy Fund - Class 1 (Cost $184,957,938)            10,171,270      157,756,398     19,649,572     25,110,022
 Templeton Global Income Securities Fund - Class 1 (Cost $8,931,862)       759,948        8,655,805      5,139,007      5,528,621
 Templeton Growth Securities Fund - Class 1 (Cost $416,933,329)         31,944,675      354,266,443     73,761,402     39,632,866
                                                                       -----------   --------------   ------------   ------------
    Total (Cost $611,267,374)                                           42,901,916      521,143,155     99,261,028     70,542,481
                                                                       -----------   --------------   ------------   ------------

GREENWICH STREET SERIES FUND (0.2%)
 Fundamental Value Portfolio
    Total (Cost $9,850,816)                                               505,510        9,645,131      9,969,103        106,314
                                                                      -----------   --------------   ------------   ------------

JANUS ASPEN SERIES (0.0%)
International Growth Portfolio - Service Shares
    Total (Cost $620,068)                                                  27,477          640,213      4,230,899      3,596,178
                                                                      -----------   --------------   ------------   ------------

                                      -37-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                      -------------------------------------------------------------
                                                                        NO. OF         MARKET           COST OF         PROCEEDS
                                                                        SHARES         VALUE            PURCHASES      FROM SALES
                                                                      ----------   --------------   --------------   --------------
PUTNAM VARIABLE TRUST (0.3%)
  Putnam VT International Growth Fund - Class IB Shares
    (Cost $723,014)                                                       59,737   $      738,353   $   13,370,350   $   12,669,662
  Putnam VT Small Cap Value Fund - Class IB Shares
     (Cost $12,353,708)                                                  869,500       13,068,579       15,366,947        2,785,961
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $13,076,722)                                             929,237       13,806,932       28,737,297       15,455,623
                                                                      ----------   --------------   --------------   --------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (0.3%)
  Capital Fund (Cost $10,764,672)                                        716,814       10,823,898       11,021,299          235,023
  Investors Fund (Cost $2,473,397)                                       193,432        2,474,001        2,577,277           99,574
  Small Cap Growth Fund (Cost $468,412)                                   39,197          493,489          690,111          217,087
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $13,706,481)                                             949,443       13,791,388       14,288,687          551,684
                                                                      ----------   --------------   --------------   --------------

THE TRAVELERS SERIES TRUST (3.2%)
  Disciplined Mid Cap Stock Portfolio (Cost $34,352,747)               2,086,838       32,158,171       15,341,162        6,269,434
  MFS Mid Cap Growth Portfolio (Cost $2,507,250)                         226,848        2,225,375        3,514,253          862,264
  Social Awareness Stock Portfolio (Cost $42,468,328)                  1,900,772       45,903,636        3,682,893        4,139,496
  U.S. Government Securities Portfolio (Cost $55,077,950)              4,568,002       56,825,944       21,632,962        8,008,055
  Utilities Portfolio (Cost $35,602,161)                               2,203,521       30,562,834       13,091,174       10,260,195
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $170,008,436)                                         10,985,981      167,675,960       57,262,444       29,539,444
                                                                      ----------   --------------   --------------   --------------

TRAVELERS SERIES FUND INC. (4.9%)
  Alliance Growth Portfolio (Cost $142,480,287)                        5,907,205      108,987,931       27,484,647       10,319,782
  MFS Total Return Portfolio (Cost $63,356,399)                        3,964,031       66,120,037       24,891,287        5,903,853
  Putnam Diversified Income Portfolio (Cost $8,083,596)                  708,485        7,106,105        1,712,769        1,379,507
  Salomon Brothers Global High Yield Portfolio (Cost $454,878)            45,052          458,631        2,081,369        1,920,790
  Smith Barney Aggressive Growth Portfolio (Cost $10,959,453)            834,358       11,197,083       14,214,396        3,252,844
  Smith Barney High Income Portfolio (Cost $4,215,714)                   381,666        3,267,065        1,890,399        1,255,193
  Smith Barney International All Cap Growth Portfolio
   (Cost $24,502,653)                                                  2,071,639       24,797,521      192,534,396      196,058,366
  Smith Barney Large Cap Value Portfolio (Cost $31,110,896)            1,653,273       30,734,339       13,590,772        6,741,318
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $887,731)                                                       69,595          904,735        1,470,832          577,800
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $286,051,607)                                         15,635,304      253,573,447      279,870,867      227,409,453
                                                                      ----------   --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND (23.4%)
  Equity-Income Portfolio - Initial Class (Cost $354,885,973)         17,686,094      402,358,649       35,883,315       40,175,717
  Growth Portfolio - Initial Class (Cost $766,880,048)                22,913,341      770,117,405       77,333,639       96,194,401
  High Income Portfolio - Initial Class (Cost $67,665,021)             6,542,715       41,938,802       16,448,891       18,041,767
                                                                      ----------   --------------   --------------   --------------
    Total (Cost $1,189,431,042)                                       47,142,150    1,214,414,856      129,665,845      154,411,885
                                                                      ----------   --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND II (6.0%)
  Asset Manager Portfolio - Initial Class
    Total (Cost $324,193,025)                                         21,197,532      307,576,193       21,537,457       40,912,096
                                                                      ----------   --------------   --------------   --------------

VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Fidelity VIP Mid Cap Portfolio - Service Class 2
    Total (Cost $1,503,599)                                               80,021        1,559,615        1,788,957          283,114
                                                                      ----------   --------------   --------------   --------------

TOTAL INVESTMENTS (100%)
(COST $5,410,834,290)                                                              $5,172,378,122   $1,277,656,398   $1,112,416,966
                                                                                   ==============   ==============   ==============

                                      -38-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   FINANCIAL HIGHLIGHTS

                                                                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                           --------------------------------------------------------------------------------------
                                            UNITS      UNIT VALUE        NET ASSETS    INVESTMENT    EXPENSE     TOTAL RETURN*
                                            (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO    RATIO    LOWEST TO HIGHEST
                                           -------   -----------------   ----------   ------------   -------   ------------------
CAPITAL APPRECIATION FUND                  137,755    $  5.151 to 5.3     $711,461        0.46%       1.25%    (27.02%) to (27.01%)
HIGH YIELD BOND TRUST                        7,732     3.818 to 3.858       29,562        6.49%       1.25%         8.16% to 8.19%
MANAGED ASSETS TRUST                        52,482     4.584 to 4.934      242,398        2.63%       1.25%      (6.27%) to (6.26%)
ALLIANCE VARIABLE PRODUCT
   SERIES FUND, INC
   Premier Growth Portfolio - Class B          849              0.856          726          --        1.25%                (14.40%)
CITISTREET FUNDS, INC
   CitiStreet Diversified Bond Fund        223,789              1.637      368,368        4.10%       1.25%                  5.54%
   CitiStreet International Stock Fund     157,226              1.666      261,883        1.44%       1.25%                (22.40%)
   CitiStreet Large Company Stock Fund     199,594              1.683      335,826        0.89%       1.25%                (16.77%)
   CitiStreet Small Company Stock Fund     100,583              2.047      205,928        0.03%       1.25%                  0.29%
DREYFUS STOCK INDEX FUND                   164,059              2.878      472,183        1.09%       1.25%                (13.29%)
DREYFUS VARIABLE INVESTMENT FUND
   Small Cap Portfolio - Initial Class      38,641              1.085       41,940        0.46%       1.25%                 (7.34%)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Franklin Small Cap Fund - Class 2           500              0.929          464        0.08%       1.25%                 (7.10%)
   Templeton Asset Strategy
      Fund - Class 1                        67,658              2.331      157,740        1.44%       1.25%                (10.86%)
   Templeton Global Income Securities
      Fund - Class 1                         6,109              1.417        8,655        3.59%       1.25%                  1.29%
   Templeton Growth Securities Fund -
      Class 1                              121,148              2.924      354,230        2.07%       1.25%                 (2.21%)
GREENWICH STREET SERIES FUND
   Fundamental Value Portfolio              10,466              0.921        9,644        0.41%       1.25%                 (7.90%)
JANUS ASPEN SERIES
   International Growth Portfolio -
      Service Shares                           768              0.834          640        0.57%       1.25%                (16.60%)
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund -
      Class IB Shares                          860              0.858          738          --        1.25%                (14.20%)
   Putnam VT Small Cap Value Fund -
      Class IB Shares                       11,993              1.090       13,067          --        1.25%                  9.00%
SALOMON BROTHERS VARIABLE
   SERIES FUND INC
   Capital Fund                             11,455              0.945       10,823        1.37%       1.25%                 (5.50%)
   Investors Fund                            2,700              0.916        2,474        1.50%       1.25%                 (8.40%)
   Small Cap Growth Fund                       508              0.971          493          --        1.25%                 (2.90%)
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock Portfolio      25,279              1.272       32,155        0.29%       1.25%                 (5.22%)
   MFS Mid Cap Growth Portfolio              2,868              0.776        2,225          --        1.25%                (22.40%)
   Social Awareness Stock Portfolio         17,250              2.661       45,899        0.41%       1.25%                (16.71%)
   U.S. Government Securities Portfolio     31,721              1.791       56,820        3.83%       1.25%                  4.49%
   Utilities Portfolio                      16,857              1.813       30,560        1.77%       1.25%                (23.95%)

                                      -39-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                           --------------------------------------------------------------------------------------
                                             UNITS      UNIT VALUE       NET ASSETS    INVESTMENT    EXPENSE
                                            (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO    RATIO       TOTAL RETURN*
                                           -------   -----------------   ----------   ------------   -------   ------------------
TRAVELERS SERIES FUND INC.
   Alliance Growth Portfolio                45,324           $2.404       $108,977        0.20%       1.25%          (14.45%)
   MFS Total Return Portfolio               31,891            2.073         66,113        2.82%       1.25%           (1.24%)
   Putnam Diversified Income Portfolio       5,512            1.289          7,105        7.84%       1.25%            2.96%
   Salomon Brothers Global
      High Yield Portfolio                     298            1.539            459        5.99%       1.25%            5.12%
   Smith Barney Aggressive Growth
      Portfolio                             11,837            0.946         11,196            -       1.25%           (5.40%)
   Smith Barney High Income Portfolio        2,667            1.225          3,267       12.41%       1.25%           (4.97%)
   Smith Barney International All
      Cap Growth Portfolio                  20,784            1.193         24,795            -       1.25%          (32.02%)
   Smith Barney Large Cap Value
      Portfolio                             15,355            2.001         30,731        1.39%       1.25%           (9.33%)
   Smith Barney Large Capitalization
      Growth Portfolio                         996            0.908            905            -       1.25%           (9.20%)
VARIABLE INSURANCE PRODUCTS FUND
   Equity-Income Portfolio -
      Initial Class                        163,253            2.464        402,317        1.77%       1.25%           (6.17%)
   Growth Portfolio - Initial Class        261,639            2.943        770,037        0.08%       1.25%          (18.68%)
   High Income Portfolio - Initial Class    30,344            1.382         41,935       13.62%       1.25%          (12.81%)
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio -
      Initial Class                        146,070            2.105        307,544        4.40%       1.25%           (5.31%)
VARIABLE INSURANCE PRODUCTS FUND III
   Fidelity VIP Mid Cap Portfolio -
      Service Class 2                        1,515            1.029          1,559          --        1.25%            2.90%

     *Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -40-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                               CAPITAL APPRECIATION FUND    HIGH YIELD BOND TRUST      MANAGED ASSETS TRUST
                                               -------------------------   -----------------------   ------------------------
                                                  2001          2000          2001         2000         2001          2000
                                               -----------   -----------   ----------   ----------   ----------    ----------
Accumulation and annuity units
   beginning of year .......................   148,409,098   142,880,091    6,304,782    7,216,621   56,478,177    61,210,621
Accumulation units purchased and
   transferred from other
      Travelers accounts ...................    28,929,209    54,794,659    4,857,700    1,665,703    5,541,121     7,486,764
Accumulation units redeemed and
   transferred to other
      Travelers accounts ...................   (39,563,104)  (49,246,942)  (3,429,055)  (2,576,317)  (9,526,357)  (12,208,353)
Annuity units ..............................       (20,094)      (18,710)      (1,180)      (1,225)     (10,825)      (10,855)
                                               -----------   -----------   ----------   ----------   ----------    ----------
Accumulation and annuity units
   end of year .............................   137,755,109   148,409,098    7,732,247    6,304,782   52,482,116    56,478,177
                                               ===========   ===========   ==========   ==========   ==========    ==========

                                                   PREMIER GROWTH PORTFOLIO     CITISTREET DIVERSIFIED     CITISTREET INTERNATIONAL
                                                          -CLASS B                   BOND FUND                   STOCK FUND
                                                   ------------------------   -------------------------   -------------------------
                                                         2001      2000           2001         2000          2001          2000
                                                      ---------    ----       -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ...........................             --     --        144,750,526   163,821,569   124,881,599   147,993,706
Accumulation units purchased and
   transferred from other Travelers accounts ...      1,359,002     --        153,940,653    32,529,568    73,715,093    29,591,873
Accumulation units redeemed and
   transferred to other Travelers accounts .....       (510,309)    --        (74,884,354)  (51,590,702)  (41,365,119)  (52,699,463)
Annuity units ..................................             --     --            (18,000)       (9,909)       (5,159)       (4,517)
                                                        -------     --        -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year .................................        848,693     --        223,788,825   144,750,526   157,226,414   124,881,599
                                                        =======     ==        ===========   ===========   ===========   ===========

                                                  CITISTREET LARGE COMPANY   CITISTREET SMALL COMPANY
                                                         STOCK FUND                 STOCK FUND           GLOBAL HIGH-YIELD BOND FUND
                                                 -------------------------   -------------------------   ---------------------------
                                                     2001         2000           2001         2000           2001          2000
                                                 -----------   -----------   -----------   -----------   -----------    -----------
Accumulation and annuity units
   beginning of year .........................   172,083,988   176,542,224   143,472,873   181,955,240    65,149,316     70,728,954
Accumulation units purchased and
   transferred from other Travelers accounts..    66,753,350    53,810,758    22,487,167    39,132,357     4,158,451     16,176,556
Accumulation units redeemed and
   transferred to other Travelers accounts ...   (39,236,295)  (58,262,849)  (65,372,533)  (77,611,015)  (69,307,512)   (21,755,415)
Annuity units ................................        (7,079)       (6,145)       (4,308)       (3,709)         (255)          (779)
                                                 -----------   -----------   -----------   -----------   -----------    -----------
Accumulation and annuity units
   end of year ...............................   199,593,964   172,083,988   100,583,199   143,472,873            --     65,149,316
                                                 ===========   ===========   ===========   ===========   ===========    ===========

                                                                                                            SMALL CAP PORTFOLIO-
                                                INTERMEDIATE-TERM BOND FUND   DREYFUS STOCK INDEX FUND         INITIAL CLASS
                                                ---------------------------   -------------------------   -------------------------
                                                   2001           2000            2001         2000           2001          2000
                                                -----------   -----------     -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ........................    75,052,581    87,217,350     167,537,774   168,819,126    30,292,992     8,736,573
Accumulation units purchased and
   transferred from other
      Travelers accounts ....................     6,609,223    16,337,481      33,272,995    42,911,972    27,621,038    36,883,399
Accumulation units redeemed and
   transferred to other Travelers accounts ..   (81,658,381)  (28,492,740)    (36,725,025)  (44,169,260)  (19,271,091)  (15,326,598)
Annuity units ...............................        (3,423)       (9,510)        (26,413)      (24,064)       (2,090)         (382)
                                                -----------   -----------     -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year ..............................            --    75,052,581     164,059,331   167,537,774    38,640,849    30,292,992
                                                ===========   ===========     ===========   ===========   ===========   ===========

                                      -41-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                         FRANKLIN SMALL CAP FUND     TEMPLETON ASSET STRATEGY   TEMPLETON GLOBAL INCOME
                                               - CLASS 2                FUND - CLASS 1          SECURITIES FUND - CLASS 1
                                        -------------------------   -------------------------   -------------------------
                                            2001          2000         2001          2000          2001          2000
                                        -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year .................            --            --    76,624,552    88,550,617     6,528,329    7,676,157
Accumulation units purchased and
  transferred from other
  Travelers accounts ................       872,135            --     4,928,461     8,293,606     4,227,561    1,778,666
Accumulation units redeemed and
  transferred to other
  Travelers accounts ................      (372,300)           --   (13,886,579)  (20,211,246)   (4,644,654)  (2,924,132)
Annuity units .......................            --            --        (8,244)       (8,425)       (2,245)      (2,362)
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  end of year .......................       499,835            --    67,658,190    76,624,552     6,108,991    6,528,329
                                        ===========   ===========   ===========   ===========   ===========   ==========

                                                                                                  INTERNATIONAL GROWTH
                                            TEMPLETON GROWTH           FUNDAMENTAL VALUE               PORTFOLIO -
                                        SECURITIES FUND - CLASS 1          PORTFOLIO                 SERVICE SHARES
                                        -------------------------   -------------------------   ------------------------
                                            2001          2000         2001          2000          2001          2000
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  beginning of year .................   132,342,348   144,148,362            --            --            --           --
Accumulation units purchased and
  transferred from other
  Travelers accounts.................    11,919,396    20,356,871    11,478,107            --     5,524,501           --
Accumulation units redeemed and
  transferred to other
  Travelers accounts ................   (23,109,845)  (32,172,290)   (1,011,846)           --    (4,756,817)          --
Annuity units .......................        (3,539)        9,405            --            --            --           --

                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  end of year .......................   121,148,360   132,342,348    10,466,261            --       767,684           --
                                        ===========   ===========   ===========   ===========   ===========   ==========

                                         PUTNAM VT INTERNATIONAL
                                              GROWTH FUND -         PUTNAM VT SMALL CAP VALUE
                                            CLASS IB SHARES           FUND - CLASS IB SHARES         CAPITAL FUND
                                        -------------------------   -------------------------   ------------------------
                                            2001          2000         2001          2000          2001          2000
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  beginning of year .................            --            --            --            --            --           --
Accumulation units purchased and
  transferred from other
  Travelers accounts ................    16,558,377            --    19,103,241            --    13,332,931           --
Accumulation units redeemed and
  transferred to other
  Travelers accounts ................   (15,698,188)           --    (7,109,830)           --    (1,878,001)          --
Annuity units .......................            --            --          (273)           --            --           --
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  end of year .......................       860,189            --    11,993,138            --    11,454,930           --
                                        ===========   ===========   ===========   ===========   ===========   ==========

                                                                                                  DISCIPLINED MID CAP
                                             INVESTORS FUND           SMALL CAP GROWTH FUND         STOCK PORTFOLIO
                                        -------------------------   -------------------------   ------------------------
                                            2001          2000         2001          2000          2001          2000
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  beginning of year .................            --            --            --            --    20,156,506    2,428,698
Accumulation units purchased and
  transferred from other
  Travelers accounts ................     2,919,016            --       734,938            --    18,280,527   23,539,819
Accumulation units redeemed and
  transferred to other
  Travelers accounts ................      (218,899)           --      (226,686)           --   (13,157,145)  (5,812,651)
Annuity units .......................            --            --            --            --        (1,371)         640
                                        -----------   -----------   -----------   -----------   -----------   ----------
Accumulation and annuity units
  end of year .......................     2,700,117            --       508,252            --    25,278,517   20,156,506
                                        ===========   ===========   ===========   ===========   ===========   ==========

                                      -42-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                           MFS MID CAP GROWTH          SOCIAL AWARENESS               U.S. GOVERNMENT
                                               PORTFOLIO                STOCK PORTFOLIO             SECURITIES PORTFOLIO
                                        ------------------------   ---------------------------   -------------------------
                                            2001         2000          2001           2000          2001          2000
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  beginning of year ............                 --           --     17,315,383     17,998,888    24,809,824    27,101,315
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........          4,371,761           --      3,182,542      4,260,588    19,201,356    11,148,789
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........         (1,504,095)          --     (3,248,040)    (4,944,093)  (12,283,493)  (13,435,179)
Annuity units ..................                 --           --             --             --        (6,423)       (5,101)
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  end of year ..................          2,867,666           --     17,249,885     17,315,383    31,721,264    24,809,824
                                        ===========   ==========   ============   ============   ===========   ===========

                                          UTILITIES PORTFOLIO       ALLIANCE GROWTH PORTFOLIO    MFS TOTAL RETURN PORTFOLIO
                                        ------------------------   ---------------------------   --------------------------
                                            2001         2000          2001           2000          2001          2000
                                        -----------   ----------   ------------   ------------   -----------   ------------
Accumulation and annuity units
  beginning of year ............         16,838,824   15,035,212     45,021,396     37,607,862    24,307,182     23,142,389
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........         10,699,131    9,658,504     11,835,108     18,350,878    18,009,076      6,939,478
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........        (10,680,146)  (7,854,864)   (11,528,687)   (10,934,464)  (10,418,948)    (5,768,501)
Annuity units ..................               (930)         (28)        (4,035)        (2,880)       (6,578)        (6,184)
                                        -----------   ----------   ------------   ------------   -----------   ------------
Accumulation and annuity units
end of year ....................         16,856,879   16,838,824     45,323,782     45,021,396    31,890,732     24,307,182
                                        ===========   ==========   ============   ============   ===========   ============

                                          PUTNAM DIVERSIFIED         SALOMON BROTHERS GLOBAL      SMITH BARNEY AGGRESSIVE
                                           INCOME PORTFOLIO           HIGH YIELD PORTFOLIO           GROWTH PORTFOLIO
                                        ------------------------   ---------------------------   -------------------------
                                            2001         2000          2001           2000          2001          2000
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  beginning of year ............          5,639,063    6,580,248        204,663        193,477            --            --
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........          1,384,736    1,139,889      1,377,352        278,259    17,353,580            --
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........         (1,512,261)  (2,081,074)    (1,283,992)      (267,073)   (5,516,648)           --
Annuity units ..................                 --           --             --             --            --            --
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  end of year ..................          5,511,538    5,639,063        298,023        204,663    11,836,932            --
                                        ===========   ==========   ============   ============   ===========   ===========

                                        SMITH BARNEY HIGH INCOME   SMITH BARNEY INTERNATIONAL     SMITH BARNEY LARGE CAP
                                               PORTFOLIO            ALL CAP GROWTH PORTFOLIO          VALUE PORTFOLIO
                                        ------------------------   ---------------------------   -------------------------
                                            2001         2000          2001           2000          2001          2000
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
  beginning of year ............          2,505,183    2,379,162     19,849,423     11,828,513    12,672,102    13,364,863
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........          1,508,732      890,402    155,617,004    117,624,235     9,049,120     7,877,702
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........         (1,346,844)    (764,381)  (154,676,474)  (109,599,099)   (6,365,026)   (8,569,496)
Annuity units ..................                 --           --         (5,457)        (4,226)         (932)         (967)
                                        -----------   ----------   ------------   ------------   -----------   -----------
Accumulation and annuity units
 end of year ...................          2,667,071    2,505,183     20,784,496     19,849,423    15,355,264    12,672,102
                                        ===========   ==========   ============   ============   ===========   ===========

                                      -43-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

8.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                         SMITH BARNEY LARGE CAPITAL-    EQUITY-INCOME PORTFOLIO -      GROWTH PORTFOLIO -
                                          IZATION GROWTH PORTFOLIO           INITIAL CLASS               INITIAL CLASS
                                        -----------------------------   -------------------------   -------------------------
                                             2001           2000           2001          2000          2001          2000
                                        -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ............                   --              --   174,162,200   216,707,783   285,710,512   301,815,334
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........            1,771,464              --    22,670,928    24,992,170    38,190,154    58,020,835
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........             (775,696)             --   (33,559,524)  (67,523,254)  (62,242,301)  (74,115,488)
Annuity units ..................                   --              --       (21,084)      (14,499)      (19,492)      (10,169)
                                        -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..................              995,768              --   163,252,520   174,162,200   261,638,873   285,710,512
                                        =============   =============   ===========   ===========   ===========   ===========

                                           HIGH INCOME PORTFOLIO -      ASSET MANAGER PORTFOLIO -     FIDELITY VIP MID CAP
                                                INITIAL CLASS                INITIAL CLASS         PORTFOLIO - SERVICE CLASS 2
                                        -----------------------------   -------------------------   -------------------------
                                             2001           2000           2001          2000          2001          2000
                                        -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ............           35,414,244      43,921,791   162,774,170   193,548,947            --            --
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........           10,944,864      10,243,462    10,968,388    14,163,421     1,986,886            --
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........          (16,011,055)    (18,746,896)  (27,658,917)  (44,924,260)     (471,653)           --
Annuity units ..................               (3,898)         (4,113)      (13,275)      (13,938)           --            --
                                        -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..................           30,344,155      35,414,244   146,070,366   162,774,170     1,515,233            --
                                        =============   =============   ===========   ===========   ===========   ===========

                                                  COMBINED
                                        -----------------------------
                                             2001           2000
                                        -------------   -------------
Accumulation and annuity units
  beginning of year ............        2,197,289,610   2,371,151,693
Accumulation units purchased and
  transferred from other
  Travelers accounts ...........          879,246,375     670,878,664
Accumulation units redeemed and
  transferred to other
  Travelers accounts ...........         (928,003,725)   (844,588,095)
Annuity units ..................             (196,602)       (152,652)
                                        -------------   -------------
Accumulation and annuity units
  end of year ..................        2,148,335,658   2,197,289,610
                                        =============   =============

                                      -44-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Travelers Insurance Company and Owners of Variable
Annuity Contracts of The Travelers Fund U for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The
Travelers Fund U for Variable Annuities (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the Account") as of December 31,
2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the
Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December
31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of
America.

                                                            /s/ KPMG LLP

Hartford, Connecticut
March 15, 2002

                                      -45-

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund U for Variable Annuities or shares of Fund U's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund U for Variable
Annuities product(s) offered by The Travelers Insurance Company and the
Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

VG-FNDU (Annual) (12-01) Printed in U.S.A.

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
     Note 16, which is as of February 27, 2002

1

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

REVENUES
Premiums	$2,102	$1,966	$1,728
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113
Fee income	537	505	432
Other revenues	107	130	89

Total Revenues	5,702	5,254	4,868

BENEFITS AND EXPENSES
Current and future insurance benefits	1,862	1,752	1,505
Interest credited to contractholders	1,179	1,038	937
Amortization of deferred acquisition costs	379	347	315
General and administrative expenses	371	463	519

Total Benefits and Expenses	3,791	3,600	3,276

Income from operations before federal income taxes and cumulative effects of changes in accounting principles	1,911	1,654	1,592
Federal income taxes
Current	471	462	409
Deferred	159	89	136

Total Federal Income Taxes	630	551	545

Income before cumulative effects of changes in accounting principles	1,281	1,103	1,047
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Net income	$1,272	$1,103	$1,047

See Notes to Consolidated Financial Statements.

2

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
($ in millions)

	At December 31,

	2001	2000

ASSETS
Fixed maturities, available for sale at fair value (including $2,309 and $1,494 subject to securities lending agreements)	$32,072	$26,812
Equity securities, at fair value	472	592
Mortgage loans	1,995	2,187
Real estate held for sale	55	31
Policy loans	1,208	1,249
Short-term securities	3,053	2,136
Trading securities, at fair value	1,880	1,870
Other invested assets	2,485	2,356

Total Investments	43,220	37,233

Cash	146	150
Investment income accrued	487	442
Premium balances receivable	137	97
Reinsurance recoverables	4,163	3,977
Deferred acquisition costs	3,461	2,989
Separate and variable accounts	24,837	24,006
Other assets	1,415	1,399

Total Assets	$77,866	$70,293

LIABILITIES
Contractholder funds	$22,810	$19,394
Future policy benefits and claims	14,221	13,300
Separate and variable accounts	24,837	23,994
Deferred federal income taxes	409	284
Trading securities sold not yet purchased, at fair value	891	1,109
Other liabilities	5,513	3,818

Total Liabilities	$68,681	$61,899

SHAREHOLDER’S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding	100	100
Additional paid-in capital	3,869	3,848
Retained earnings	5,142	4,342
Accumulated other changes in equity from nonowner sources	74	104

Total Shareholder’s Equity	9,185	8,394

Total Liabilities and Shareholder’s Equity	$77,866	$70,293

See Notes to Consolidated Financial Statements.

3

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND
ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Statements of Changes in Retained Earnings
Balance, beginning of year	$4,342	$4,099	$3,602
Net income	1,272	1,103	1,047
Dividends to parent	472	860	550

Balance, end of year	$5,142	$4,342	$4,099

Statements of Accumulated Other Changes In Equity From Nonowner Sources
Balance, beginning of year	$104	$(398)	$598
Cumulative effect of accounting for derivative instruments and hedging activities, net of tax	(29)	0	0
Unrealized gains (losses), net of tax	68	501	(996)
Foreign currency translation, net of tax	(5)	1	0
Derivative instrument hedging activity losses, net of tax	(64)	0	0

Balance, end of year	$74	$104	$(398)

Summary of Changes in Equity From Nonowner Sources
Net Income	$1,272	$1,103	$1,047
Other changes in equity from nonowner sources	(30)	502	(996)

Total changes in equity from nonowner sources	$1,242	$1,605	$51

See Notes to Consolidated Financial Statements.

4

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
Increase (Decrease) in Cash
($ in millions)

	For the Year Ended December 31,

	2001	2000	1999

Cash Flows from Operating Activities
Premiums collected	$2,109	$1,986	$1,715
Net investment income received	2,430	2,489	2,365
Other revenues received	867	865	537
Benefits and claims paid	(1,176)	(1,193)	(1,094)
Interest credited to contractholders	(1,159)	(1,046)	(958)
Operating expenses paid	(1,000)	(970)	(1,013)
Income taxes paid	(472)	(490)	(393)
Trading account investments purchases, net	(92)	(143)	(80)
Other	(227)	(258)	(104)

Net Cash Provided by Operating Activities	1,280	1,240	975

Cash Flows from Investing Activities
Proceeds from maturities of investments
Fixed maturities	3,706	4,257	4,103
Mortgage loans	455	380	662
Proceeds from sales of investments
Fixed maturities	14,110	10,840	12,562
Equity securities	112	397	100
Real estate held for sale	6	244	219
Purchases of investments
Fixed maturities	(22,556)	(17,836)	(18,129)
Equity securities	(50)	(7)	(309)
Mortgage loans	(287)	(264)	(470)
Policy loans, net	41	9	599
Short-term securities (purchases) sales, net	(914)	(810)	316
Other investments (purchases), sales, net	103	(461)	(413)
Securities transactions in course of settlement, net	1,086	944	(463)

Net Cash Used in Investing Activities	(4,188)	(2,307)	(1,223)

Cash Flows from Financing Activities
Contractholder fund deposits	8,308	6,022	5,764
Contractholder fund withdrawals	(4,932)	(4,030)	(4,946)
Dividends to parent company	(472)	(860)	(550)
Net Cash Provided by Financing Activities	2,904	1,132	268

Net increase (decrease) in cash	(4)	65	20
Cash at December 31, previous year	150	85	65

Cash at December 31, current year	$146	$150	$85

See Notes to Consolidated Financial Statements.

5

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

Basis of Presentation

At December 31, 2001 and 2000, The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), was a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompan y transactions and balances have been eliminated. See Note 16.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Accounting Changes

Accounting for Derivative Instruments and Hedging Activities

Effective January 1, 2001, the Company adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation.

As a result of adopting FAS 133, the Company recorded a charge of $6 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income and a charge of $29 million after tax, reflected as a cumulative catch-up adjustment in the accumulated other changes in equity from nonowner sources section of shareholder’s equity. During the twelve months ending December 31, 2001, the Company reclassified from accumulated other changes in equity from nonowner sources into net investment income $35 million of losses related to derivatives that were designated as cash flow hedges at transition.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In April 2001, the Company adopted the FASB Emerging Issues Task Force (EITF) 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on

6

certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded a charge of $3 million after tax, reflected as a cumulative catch-up adjustment in the consolidated statement of income. The implementation of this EITF did not have a significant impact on results of operations, financial condition or liquidity.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125” (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FAS 125) are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. FAS 140 also amends the accounting for collateral and requires n ew disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The adoption of FAS 140 did not have a significant effect on the Company’s results of operations, financial condition or liquidity. See Note 4.

Accounting Standards Not Yet Adopted

Business Combinations, Goodwill and Other Intangible Assets

In July 2001, the FASB issued Statements of Financial Accounting Standards No. 141, “Business Combinations” (FAS 141) and No. 142, “Goodwill and Other Intangible Assets” (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. The Company will apply the new rules on accounting for goodwill and other intangible assets in the first quarter of 2002 and for purchase business combinations consummated a fter June 30, 2001.

Upon adoption, the Company will stop amortizing goodwill and indefinite-lived intangible assets. Based on the current levels of these assets, this would reduce general and administrative expenses and increase net income by approximately $11 million in 2002. In addition, the Company has performed the transitional impairment tests using the fair value approach required by the new standard. Based upon these tests, the Company does not anticipate impairing goodwill or other intangible assets as of January 1, 2002.

Asset Retirement Obligations

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 143, “Accounting for Asset Retirement Obligations” (FAS 143). FAS 143 changes the measurement of an asset retirement obligation from a cost-accumulation approach to a fair value approach, where the fair value (discounted value) of an asset retirement obligation is recognized as a liability in the period in which it is incurred and accretion expense is recognized using the credit-adjusted risk-free interest rate in effect when the liability was initially recognized. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and subsequently amortized into expense. The pre-FAS 143 prescribed practice of reporting a retirement obligation as a contra-asset will no longer be allowed. The Company is in the process of assessing the impact of the new standard that will take effect on January 1, 2003.

7

Impairment or Disposal of Long-Lived Assets

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets” (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur.

The Company will adopt FAS 144 effective January 1, 2002. The provisions of the new standard are generally to be applied prospectively and are not expected to significantly affect the Company’s results of operations, financial condition or liquidity.

Accounting Policies

Investments

Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities, including instruments subject to securities lending agreements (see Note 4), are classified as “available for sale” and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder’s equity.

Equity securities, which include common and non-redeemable preferred stocks, are classified as “available for sale” and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder’s equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2001 and 2000.

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2001 and 2000.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 13.

8

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received. Investments in default at December 31, 2001 and 2000 were insignificant.

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes. (See Note 11 for a more detailed description of the Company’s derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other invested assets while derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains (losses), together with changes in the fair value of the related hedged item. The Company’s fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder’s equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains (losses). The Company’s cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any forward premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder’s equity. The ineffective portion is reflected in realized investment gains (losses).

Derivatives that are used to hedge instruments that are carried at fair value, or do not qualify as hedges under the new rules, are also carried at fair value with changes in value reflected in realized investment gains (losses).

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any excess gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains (losses).

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder’s equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains (losses).

Financial instruments with embedded derivatives:

The Company bifurcates an embedded derivative where a.) the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, b.) the

9

entire instrument would not otherwise be remeasured at fair value and c.) a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses). Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses) consistent with the hedge instrument. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistent with the risk management strategy as follows. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains (losses).

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains (losses). Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains (losses) and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity.

Investment Gains and Losses

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Other-than-temporary declines in fair value of investments are included in realized investment gains and losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

Deferred Acquisition Costs

Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums. Universal life costs are amortized in relation to estimated gross profits, and annuity contracts employ a level yield method. For life insurance, a 15 to 20-year amortization period is used, and a 7 to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

Value of Insurance in Force

The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup’s predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life

10

insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2001 and 2000 was $144 million and $170 million, respectively.

Separate and Variable Accounts

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value.

Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141 “Business Combinations” (FAS 141) and No. 142 “Goodwill and Other Intangible Assets” (FAS 142), which will be applied to goodwill and intangible assets in the first quarter of 2002, goodwill is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $336 million and $334 million of goodwill and other intangible assets at December 31, 2001 and 2000, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of FAS 141 and FAS 142, the Company will stop amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting Policies, Accounting Standards Not Yet Adopted.

Contractholder Funds

Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 1.9% to 14.0%.

Future Policy Benefits

Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

Guaranty Fund and Other Insurance Related Assessments

Included in Other Liabilities is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company’s share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2001 and 2000, the Company had a liability of $22.3 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.3 million and $3.4 million, respectively. The assessments are expected to be paid over

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a period of 3 to 5 years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

Permitted Statutory Accounting Practices

The Company’s insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

Premiums

Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

Fee Income

Fee income includes mortality, administrative and equity protection charges, as well as universal life and variable annuity separate account management fees.

Other Revenues

Other revenues include surrender, penalties and other charges related to annuity and universal life contracts. Also included are revenues of non-insurance subsidiaries and amortization of deferred income.

Current and Future Insurance Benefits

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

Interest Credited to Contractholders

Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

Federal Income Taxes

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

Stock-Based Compensation

The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, “Accounting for Stock Issued to Employees” (APB 25), and has included in the Notes to Consolidated Financial Statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, “Accounting for Stock-Based Compensation” (FAS 123). See Note 13. The Company accounts for its stock-based non-employee compensation plans at fair value.

2.   BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. After-tax amortization amounted to $21 million and $5 million in

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2001 and 2000, respectively. Earned premiums were $25 million, $138 million and $230 million in 2001, 2000 and 1999, respectively.

3.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

Travelers Life & Annuity (TLA) core offerings include individual annuity, individual life, corporate owned life insurance (COLI) and group annuity insurance products distributed by TIC and TLAC principally under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts (GICs), payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues.

The Primerica Life Insurance business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 96,000 full and part-time licensed Personal Financial Analysts.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

Business Segment Information:

At and for the year Ended December 31, 2001 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$957	$1,145	$2,102
Deposits	13,067	—	13,067

Total business volume	$14,024	$1,145	$15,169
Net investment income	2,530	301	2,831
Interest credited to contractholders	1,179	—	1,179
Amortization of deferred acquisition costs	171	208	379
Total expenditures for deferred acquisition costs	553	298	851
Federal income taxes (FIT) on Operating Income	377	209	586
Operating Income (excludes realized gains or losses and the related FIT)	$801	$399	$1,200
Segment Assets	$69,836	$8,030	$77,866

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At and for the year Ended December 31, 2000 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$860	$1,106	$1,966
Deposits	11,536	—	11,536
Total business volume	$12,396	$1,106	$13,502
Net investment income	2,450	280	2,730
Interest credited to contractholders	1,038	—	1,038
Amortization of deferred acquisition costs	166	181	347
Total expenditures for deferred acquisition costs	520	272	792
Federal income taxes (FIT) on Operating Income	381	197	578
Operating Income (excludes realized gains or losses and the related FIT)	$777	$376	$1,153
Segment Assets	$62,771	$7,522	$70,293

At and for the year Ended December 31, 1999 ($ in millions)	Travelers Life & Annuity	Primerica Life Insurance	Total

Business Volume:
Premiums	$656	$1,072	$1,728
Deposits	10,639	—	10,639

Total business volume	$11,295	$1,072	$12,367
Net investment income	2,249	257	2,506
Interest credited to contractholders	937	—	937
Amortization of deferred acquisition costs	127	188	315
Total expenditures for deferred acquisition costs	430	256	686
Federal income taxes (FIT) on Operating Income	319	186	505
Operating Income (excludes realized gains or losses and the related FIT)	$619	$355	$974
Segment Assets	$56,615	$6,916	$63,531

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Business Segment Reconciliation:

	At and for the years ended December 31,

($ in millions)	2001	2000	1999

Business Volume and Revenues
Total business volume	$15,169	$13,502	$12,367
Other revenues, including fee income	644	635	521
Elimination of deposits	(13,067)	(11,536)	(10,639)

Revenue from external sources	2,746	2,601	2,249
Net investment income	2,831	2,730	2,506
Realized investment gains (losses)	125	(77)	113

Total revenues	$5,702	$5,254	$4,868

Operating Income
Total operating income of business segments	$1,200	$1,153	$974
Realized investment gains (losses), net of tax	81	(50)	73
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(6)	—	—
Cumulative effect of change in accounting for securitized financial assets, net of tax	(3)	—	—

Income from continuing operations	$1,272	$1,103	$1,047

Assets

Total assets of business segments	$77,866	$70,293	$63,531

Business Volume and Revenues
Individual Annuities	$7,166	$7,101	$5,816
Group Annuities	8,383	6,563	6,572
Individual Life and Health Insurance	2,854	2,445	2,424
Other (a)	366	681	695
Elimination of deposits	(13,067)	(11,536)	(10,639)

Total revenue	$5,702	$5,254	$4,868

             (a)   Other represents revenue attributable to unallocated capital and run-off businesses.

The Company’s revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

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4.   INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities were as follows:

December 31, 2001 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$6,654	$116	$57	$6,713
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,677	8	63	1,622
Obligations of states, municipalities and political subdivisions	108	4	1	111
Debt securities issued by foreign governments	810	46	5	851
All other corporate bonds	17,904	482	260	18,126
Other debt securities	4,406	154	86	4,474
Redeemable preferred stock	171	12	8	175

Total Available For Sale	$31,730	$822	$480	$32,072

December 31, 2000 ($ in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities – CMOs and pass-through securities	$5,492	$169	$34	$5,627
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	1,141	71	5	1,207
Obligations of states, municipalities and political subdivisions	168	14	1	181
Debt securities issued by foreign governments	761	18	14	765
All other corporate bonds	14,575	269	253	14,591
Other debt securities	4,217	87	59	4,245
Redeemable preferred stock	201	14	19	196

Total Available For Sale	$26,555	$642	$385	$26,812

Proceeds from sales of fixed maturities classified as available for sale were $14.1 billion, $10.8 billion and $12.6 billion in 2001, 2000 and 1999, respectively. Gross gains of $633 million, $213 million and $200 million and gross losses of $426 million, $432 million and $223 million in 2001, 2000 and 1999, respectively, were realized on those sales.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.6 billion and $4.8 billion at December 31, 2001 and 2000, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

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($ in millions)	Amortized Cost	Fair Value

Maturity:
Due in one year or less	$1,843	$1,868
Due after 1 year through 5 years	9,206	9,401
Due after 5 years through 10 years	7,578	7,649
Due after 10 years	6,449	6,441

	25,076	25,359

Mortgage-backed securities	6,654	6,713

Total Maturity	$31,730	$32,072

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company’s investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs classified as available for sale with a fair value of $4.5 billion and $4.4 billion, respectively. Approximately 38% and 49%, respectively, of the Company’s CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2001 and 2000. In addition, the Company held $2.1 billion and $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2001 and 2000, respectively. All of these securities are rated AAA.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2001 and 2000, the Company held collateral of $2.4 billion and $1.5 billion, respectively.

Equity Securities

The cost and fair values of investments in equity securities were as follows:

Equity Securities: ($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2001
Common stocks	$96	$11	$6	$101
Non-redeemable preferred stocks	375	8	12	371

Total Equity Securities	$471	$19	$18	$472

December 31, 2000
Common stocks	$139	$11	$25	$125
Non-redeemable preferred stocks	492	7	32	467

Total Equity Securities	$631	$18	$57	$592

Proceeds from sales of equity securities were $112 million, $397 million and $100 million in 2001, 2000 and 1999, respectively. Gross gains of $10 million, $107 million and $15 million and gross losses of $109 million, $16 million and $8 million in 2001, 2000 and 1999, respectively, were realized on those sales.

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Mortgage Loans and Real Estate

At December 31, 2001 and 2000, the Company’s mortgage loan and real estate portfolios consisted of the following:

($ in millions)	2001	2000

Current Mortgage Loans	$1,976	$2,144
Underperforming Mortgage Loans	19	43

Total Mortgage Loans	1,995	2,187

Real Estate —Foreclosed	42	18
Real Estate — Investment	13	13

Total Real Estate	55	31

Total Mortgage Loans and Real Estate	$2,050	$2,218

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2001 are as follows:

Year Ending December 31, ($ in millions)

2002	$139
2003	174
2004	133
2005	132
2006	206
Thereafter	1,211

Total	$1,995

Trading Securities

Trading securities of the Company are held in Tribeca Investments LLC. See Note 11.

The Company’s trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

Other invested assets

Other invested assets are composed of the following:

($ in millions)	2001	2000

Investment in Citigroup preferred stock	$987	$987
Partnership investments	949	807
Real estate joint ventures	520	535
Other	29	27

Total	$2,485	$2,356

Concentrations

At December 31, 2001 and 2000, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 13.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 13.

The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

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($ in millions)	2001	2000

Electric Utilities	$3,883	$2,244
Banking	1,944	2,078
Finance	1,633	1,836

The Company held investments in foreign banks in the amount of $954 million and $1,082 million at December 31, 2001 and 2000, respectively, which are included in the table above. Below investment grade assets included in the categories of the preceding table totaled $401 million in 2001 and $214 million in 2000.

Included in fixed maturities are below investment grade assets totaling $2.3 billion and $2.0 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated Ba1 (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

Included in mortgage loans were the following group concentrations:

	2001	2000

State
California	$788	$734
New York	203	208
Property Type
Agricultural	$1,131	$1,006
Office	471	661

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company’s underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

Non-Income Producing Investments

Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

Restructured Investments

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2001 and 2000. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2001 and 2000. Interest on these assets, included in net investment income, was also insignificant in 2001 and 2000.

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Net Investment Income

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Gross Investment Income
Fixed maturities	$2,328	$2,061	$1,806
Mortgage loans	210	223	235
Trading	131	208	141
Joint ventures and partnerships	71	150	141
Other, including policy loans	218	237	287

Total gross investment income	2,958	2,879	2,610

Investment expenses	127	149	104

Net investment income	$2,831	$2,730	$2,506

Realized and Unrealized Investment Gains (Losses)

Net realized investment gains (losses) for the periods were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Realized Investment Gains (Losses)
Fixed maturities	$207	$(219)	$(23)
Equity securities	(99)	91	7
Mortgage loans	5	27	29
Real estate held for sale	3	25	108
Other	9	(1)	(8)

Total realized investment gains (losses)	$125	$(77)	$113

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Unrealized Investment Gains (Losses)
Fixed maturities	$85	$891	$(1,554)
Equity securities	40	(132)	49
Other	(20)	13	(30)

Total unrealized investment gains (losses)	105	772	(1,535)

Related taxes	37	271	(539)
Change in unrealized investment gains (losses)	68	501	(996)
Balance beginning of year	103	(398)	598

Balance end of year	$171	$103	$(398)

5.   REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5

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million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $285.7 billion and $252.5 billion at December 31, 2001 and 2000.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $233.3 million and $123.4 million in 2001 and 2000, respectively, and earned premiums ceded were $240.1 million and $117.3 million in 2001 and 2000, respectively.

The Company writes workers’ compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

	For the years ending December 31,

	2001	2000	1999

Written Premiums
Direct	$2,848	$2,634	$2,274
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(146)	(195)	(206)
Non-affiliated companies	(591)	(465)	(322)

Total Net Written Premiums	$2,112	$1,974	$1,746

	2001	2000	1999

Earned Premiums
Direct	$2,879	$2,644	$2,248
Assumed from:
Non-affiliated companies	1	—	—
Ceded to:
Affiliated companies	(180)	(216)	(193)
Non-affiliated companies	(598)	(462)	(327)

Total Net Earned Premiums	$2,102	$1,966	$1,728

Reinsurance recoverables at December 31, 2001 and 2000 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

	2001	2000

Reinsurance Recoverables
Life and Accident and Health Business:
Non-affiliated companies	$2,282	$2,024
Property-Casualty Business:
Affiliated companies	1,881	1,953

Total Reinsurance Recoverables	$4,163	$3,977

Reinsurance recoverables include $1,060 million and $820 million from General Electric Capital Assurance Company, and also include $500 million and $539 million, from The Metropolitan Life Insurance Company at December 31, 2001 and 2000, respectively.

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6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2001 and 2000, the Company had $34.1 billion and $29.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $19.1 billion and $16.4 billion is not subject to discretionary withdrawal based on contract terms. The remaining $15.0 billion and $13.3 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $4.2 billion and $2.9 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $5.0 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.5%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.5 billion of liabilities are surrenderable without charge. More than 10.2% and 10.5% of these relate to individual life products for 2001 and 2000, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

7.   FEDERAL INCOME TAXES

Effective Tax Rate

	For the year ended December 31,

($ in millions)	2001	2000	1999

Income Before Federal Income Taxes	$1,911	$1,654	$1,592
Statutory Tax Rate	35%	35%	35%

Expected Federal Income Taxes	669	579	557
Tax Effect of:
Non-taxable investment income	(20)	(19)	(19)
Other, net	(19)	(9)	7

Federal Income Taxes	$630	$551	$545

Effective Tax Rate	33%	33%	34%

Composition of Federal Income Taxes

Current:
United States	$424	$429	$377
Foreign	47	33	32

Total	471	462	409

Deferred:
United States	166	96	143
Foreign	(7)	(7)	(7)

Total	159	89	136

Federal Income Taxes	$630	$551	$545

Additional tax benefits attributable to employee stock plans allocated directly to shareholder’s equity for the years ended December 31, 2001, 2000 and 1999 were $21 million, $24 million and $17 million, respectively.

22

The net deferred tax liabilities at December 31, 2001 and 2000 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in millions)	2001	2000

Deferred Tax Assets:
Benefit, reinsurance and other reserves	$539	$667
Operating lease reserves	62	66
Employee benefits	104	102
Other	158	139

Total	863	974

Deferred Tax Liabilities:
Deferred acquisition costs and value of insurance in force	(968)	(843)
Investments, net	(215)	(308)
Other	(89)	(107)

Total	(1,272)	(1,258)

Net Deferred Tax Liability	$(409)	$(284)

The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

At December 31, 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders’ surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

8.   SHAREHOLDER’S EQUITY

Shareholder’s Equity and Dividend Availability

The Company’s statutory net income, which includes the statutory net income of all insurance subsidiaries, was $330 million, $981 million and $890 million for the years ended December 31, 2001, 2000 and 1999, respectively. The Company’s statutory capital and surplus was $5.09 billion and $5.16 billion at December 31, 2001 and 2000, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual – version effective January 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $586 million is available by the end of the year 2002 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. The Company paid dividends of $472 million, $860 million and $550 million in 2001, 2000 and 1999, respectively.

23

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

($ in millions)	Net Unrealized Gain (Loss) On Investment Securities	Foreign Currency Translation Adjustments	Derivative Instruments And Hedging Activities	Accumulated Other Changes in Equity from Nonowner Sources

Balance, January 1, 1999	$607	$(9)	$—	$598
Unrealized losses on investment securities, net of tax of $(576)	(923)	—	—	(923)
Less: reclassification adjustment for gains included in net income, net of tax of $40	(73)	—	—	(73)

Period change	(996)	—	—	(996)

Balance, December 31, 1999	(389)	(9)	—	(398)
Unrealized gains on investment securities, net of tax of $297	451	—	—	451
Less: reclassification adjustment for losses included in net income, net of tax of $(27)	50	—	—	50
Foreign currency translation adjustment, net of tax of $1	—	1	—	1

Period change	501	1	—	502

Balance, December 31, 2000	112	(8)	—	104
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax of $(16)	—	—	(29)	(29)
Unrealized gain on investment securities, net of tax of $80	149	—	—	149
Less: reclassification adjustment for gains included in net income, net of tax of $44	(81)	—	—	(81)
Foreign currency translation adjustment, net of tax of $(3)	—	(5)	—	(5)
Derivative instrument hedging activity losses, net of tax of $(35)	—	—	(64)	(64)

Period change	68	(5)	(93)	(30)

Balance, December 31, 2001	$180	$(13)	$(93)	$74

9.   BENEFIT PLANS

Pension and Other Postretirement Benefits

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TPC. (See Note 16). The Company’s share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2001, 2000 and 1999.

24

401(k) Savings Plan

Substantially all of the Company’s employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company’s expenses in connection with the 401(k) savings plan were not significant in 2001, 2000 and 1999. See Note 13.

10.   LEASES

Most leasing functions for TPC and its subsidiaries are administered by the property casualty affiliates of the Company. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $26 million, and $30 million in 2001, 2000 and 1999, respectively.

Year Ending December 31, ($ in millions)	Minimum Operating Rental Payments

2002	$46
2003	47
2004	44
2005	41
2006	43
Thereafter	220

Total Rental Payments	$441

Future sublease rental income of approximately $91 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $167 million, by an affiliate. Minimum future capital lease payments are not significant.

The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

See Note 16 for additional information about lease arrangements.

11.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, currency swaps, equity swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company, through Tribeca Investments LLC, a subsidiary that is a broker-dealer, holds and issues derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, commodity, or currency at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor’s 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the Company’s direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

25

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each other based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed upon notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from the net investment in the Company’s Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company’s hedging activities for the year ended December 31, 2001:

($ in millions)	Year Ended December 31, 2001

Hedge ineffectiveness recognized related to fair value hedges	$(4.1)
Hedge ineffectiveness recognized related to cash flow hedges	(6.2)
Cash flow transaction amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pretax earnings within twelve months from 12/31/01	(110.0)
Net gain recorded in accumulated other changes in equity from nonowner sources related to net investment hedges	0.8

During the year ended December 31, 2001 there were no discontinued forecasted transactions.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to non-affiliated partnerships. The off-balance sheet risk of fixed and variable rate loan commitments was not significant at December 31, 2001 and 2000. The Company had unfunded commitments of $525.1 million and $491.2 million to these partnerships at December 31, 2001 and 2000, respectively.

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Fair Value of Certain Financial Instruments

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, “Disclosure about Fair Value of Financial Instruments,” and therefore are not included in the amounts discussed.

At December 31, 2001 and 2000, investments in fixed maturities had a carrying value and a fair value of $32.1 billion and $26.8 billion, respectively. See Notes 1 and 4.

At December 31, 2001, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.1 billion and at year-end 2000 had a carrying value of $2.2 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY carried at cost of $987 million at December 31, 2001 and 2000. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $52.5 million were received during 2001, 2000 and 1999, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2001, contractholder funds with defined maturities had a carrying value of $9.5 billion and a fair value of $10.0 billion, compared with a carrying value and a fair value of $6.8 billion and $6.7 billion at December 31, 2000. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company’s credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000. These contracts generally are valued at surrender value.

The carrying values of $495 million and $588 million of financial instruments classified as other assets approximated their fair values at December 31, 2001 and 2000, respectively. The carrying values of $1.5 billion and $2.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $507 million at December 31, 2001, compared with a carrying value and a fair value of $376 million at December 31, 2000.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.   COMMITMENTS AND CONTINGENCIES

Financial Instruments with Off-Balance Sheet Risk

See Note 11 for a discussion of financial instruments with off-balance sheet risk.

Litigation

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

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TIC and its subsidiaries are defendants or co-defendants in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company’s management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

13.   RELATED PARTY TRANSACTIONS

Certain administrative and data processing services are provided to the Company by its property casualty affiliates. Investment advisory and management services are provided to the Company by other affiliates. The Company provides various employee benefits coverages to employees of certain subsidiaries of TPC. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department. The amounts due from affiliates included in other assets in 2001 and 2000 were $88.2 million and $50.0 million, respectively. See Note 16.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company’s share of the pool amounted to $2.6 billion and $1.8 billion at December 31, 2001 and 2000, respectively, and is included in short-term securities in the consolidated balance sheets.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.5 billion, $1.8 billion, and $1.3 billion in 2001, 2000 and 1999, respectively. Life premiums were $96.5 million, $77.0 million and $60.9 million in 2001, 2000 and 1999, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.6 billion, $1.8 billion and $1.6 billion in 2001, 2000 and 1999, respectively.

Primerica Financial Services, Inc. (Primerica), an affiliate, is a distributor of products for TLA. Primerica sold $901 million, $1.03 billion and $903 million of individual annuities in 2001, 2000 and 1999, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (Citibank). Deposits received from Citibank were $564 million and $392 million in 2001 and 2000, respectively, and were insignificant in 1999.

The Company sells structured settlement annuities to its property casualty affiliates in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $194 million, $191 million, and $156 million for 2001, 2000 and 1999, respectively. Reserves and contractholder funds related to these annuities amounted to $825 million and $811 million in 2001 and 2000, respectively.

At December 31, 2001 and 2000 the Company had outstanding loaned securities to SSB for $413.5 million and $234.1 million, respectively.

Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2001 and 2000, carried at cost. Dividends received on this investment were $52.5 million in 2001, and 2000 and 1999.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $310.9 million and $355.5 million at December 31, 2001 and 2000, respectively. Income of $65.5 million, $67.0 million and $109.5 million was earned on these investments in 2001, 2000 and 1999, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million and $74.2 million at December 31, 2001 and 2000, respectively. Income (loss) of $(41.6) million, $8.1 million and $9.9 million were earned on this investment in 2001, 2000 and 1999, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm’s length basis.

Primerica Life has entered into a General Agency Agreement with Primerica, that provides that Primerica will be Primerica Life’s general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct

28

premiums received by Primerica Life. In each of 2001, 2000, and 1999 the fees paid by Primerica Life were $12.5 million.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under this program, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company’s employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup’s common stock at the date of grant, is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company’s charge to income was insignificant during 2001, 2000 and 1999.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

	Year Ended December 31,

($ in millions)	2001	2000	1999

Net income, as reported	$1,272	$1,103	$1,047
FAS 123 pro forma adjustments, after tax	(15)	(19)	(16)
Net income, pro forma	$1,257	$1,084	$1,031

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

	Year Ended December 31,

	2001	2000	1999

Expected volatility of Citigroup Stock	38.31%	41.5%	44.1%
Risk-free interest rate	4.42%	6.23%	5.29%
Expected annual dividend per Citigroup share	$0.92	$0.78	$0.47
Expected annual forfeiture rate	5%	5%	5%

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14.   RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

	For The Year Ended December 31,

($ in millions)	2001	2000	1999

Net Income from Continuing Operations	$1,281	$1,103	$1,047
Adjustments to reconcile net income to net cash provided by operating activities:
Realized (gains) losses	(125)	77	(113)
Deferred federal income taxes	159	89	136
Amortization of deferred policy acquisition costs	379	347	315
Additions to deferred policy acquisition costs	(851)	(792)	(686)
Investment income	(493)	(384)	(221)
Premium balances	7	20	(13)
Insurance reserves and accrued expenses	686	559	411
Other	237	221	99

Net cash provided by operations	$1,280	$1,240	$975

15.   NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999. Foreclosures in 2001 and 2000 were insignificant.

16.   SUBSEQUENT EVENTS

On February 8, 2002, TPC filed a registration statement with the Securities and Exchange Commission in connection with the proposed offering of a minority interest in TPC. Citigroup has announced its plan to make a tax-free distribution of a portion of its remaining interest in TPC by year-end 2002. Prior to the proposed offering, the Company will be distributed to by TPC to TPC’s immediate parent company, so that the Company will remain an indirect wholly owned subsidiary of Citigroup after the offering. Therefore, all retirement and post retirement plans previously provided to Company employees by TPC will be administered by Citigroup. Prior to the offering, TIC intends to sell its home office buildings in Hartford, Connecticut and a building in Norcross, Georgia housing TPC’s information systems department to TPC for $68 million. The company will have the right to continue to use the names “Travelers Life & Annuity,” “The Travelers Insurance Company, ” “The Travelers Life and Annuity Company,” and the related names in connection with the Company’s business. Currently, TIC and TLAC share services with the property casualty subsidiaries of TPC. These services, which include leasing arrangements, facilities management, banking and financial functions, benefit coverages, data processing services, a short-term investment pool and others, will be phased out over a brief period of time if the transaction is completed. If the distribution does not occur, these services will likely continue for the foreseeable future.

In connection with the proposed distribution described above, on February 27, 2002, TPC exchanged the 50,793,450 shares of Citigroup common stock owned by it for 2,225 shares of Citigroup’s 6.767% Cumulative Preferred Stock, Series YYY, par value $1.00 per share and liquidation value $1 million per share. The exchange ratio was based on the closing price of Citigroup’s common stock on the New York Stock Exchange on February 25, 2002. Prior to the proposed TPC offering, TPC will contribute the Series YYY Preferred Stock to the Company.

Item 9.	Changes In and Disagreements with Accountants on Accounting and Financial Disclosure.

None.

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PART III

Item 10.	Directors and Executive Officers of the Registrant.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 11.	Executive Compensation.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 12.	Security Ownership of Certain Beneficial Owners and Management.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 13.	Certain Relationships and Related Transactions.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

PART IV

Item 14.	Exhibits, Financial Statement Schedules, and Reports on Form 8-K.

              (a)   Documents filed:

               (1)   Financial Statements. See index on page 15 of this report.

               (2)   Financial Statement Schedules. See index on page 58 of this report.

               (3)   Exhibits. See Exhibit Index on page 56.

              (b)   Reports on Form 8-K:

               None

EXHIBIT INDEX

Exhibit No.	Description
3.	Articles of Incorporation and By-Laws
	a.)	Charter of The Travelers Insurance Company (the “Company”), as effective October 19, 1994, incorporated by reference to Exhibit 3.01 to the Company’s Quarterly Report on Form 10-Q for the fiscal quarter ended September 30, 1994 (File No. 33-33691) (the “Company’s September 30, 1994 10-Q”).
	b.)	By-laws of the Company, as effective October 20, 1994, incorporated by reference to Exhibit 3.02 to the Company’s September 30, 1994 10-Q.
10.	Lease for office space in Hartford, Connecticut dated as of April 2, 1996, by and between the Company and The Travelers Indemnity Company, incorporated by reference to Exhibit 10.14 to the Annual Report on Form 10-K of Travelers Property Casualty Corp. for the fiscal year ended December 31, 1996 (File No. 1-14328).
21.	Subsidiaries of the Registrant: Omitted pursuant to General Instruction I(2)(b) of Form 10-K.

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SIGNATURES

Pursuant to the requirements of Section 13 or 15 (d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on the 15th day of March, 2002.

THE TRAVELERS INSURANCE COMPANY (Registrant)
By:	/s/ Glenn D. Lammey

Glenn D. Lammey Executive Vice President, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed by the following persons on behalf of the registrant and in the capacities indicated on the 15th day of March, 2002.

Signature	Capacity

/s/ George C. Kokulis (George C. Kokulis)	Director and Chief Executive Officer (Principal Executive Officer)

/s/ Glenn D. Lammey (Glenn D. Lammey)	Director, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ William R. Hogan (William R. Hogan)	Director

/s/ Marla Berman Lewitus (Marla Berman Lewitus)	Director

Supplemental Information to be Furnished With Reports Filed Pursuant to Section 15(d) of the Act by Registrants Which Have Not Registered Securities pursuant to Section 12 of the Act: NONE

No Annual Report to Security Holders covering the registrant’s last fiscal year or proxy material with respect to any meeting of security holders has been sent, or will be sent, to security holders.

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INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

Page

The Travelers Insurance Company and Subsidiaries
Independent Auditors’ Report	*
Consolidated Statements of Income	*
Consolidated Balance Sheets	*
Consolidated Statements of Changes In Retained Earnings and Accumulated Other Changes in Equity from Nonowner Sources	*
Consolidated Statements of Cash Flows	*
Notes to Consolidated Financial Statements	*
Independent Auditors’ Report	59
Schedule I — Summary of Investments — Other than Investments in Related Parties 2001	60
Schedule III — Supplementary Insurance Information 1999-2001	61
Schedule IV — Reinsurance 1999-2001	62

All other schedules are inapplicable for this filing.

*  See index on page 15

33

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 17, 2002, except as to Note 16, which is as of February 27, 2002, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
Note 16, which is as of February 27, 2002

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THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2001
($ in millions)

	Cost	Value	Amount Shown in Balance Sheet (1)

Type of Investment
Fixed Maturities:
Bonds:
U.S. Government and government agencies and authorities	$5,485	$5,447	$5,447
States, municipalities and political subdivisions	108	111	111
Foreign governments	810	851	851
Public utilities	3,249	3,280	3,280
Convertible bonds and bonds with warrants attached	343	353	353
All other corporate bonds	21,564	21,855	21,855

Total Bonds	31,559	31,897	31,897
Redeemable preferred stocks	171	175	175

Total Fixed Maturities	31,730	32,072	32,072

Equity Securities:
Common Stocks:
Banks, trust and insurance companies	9	10	10
Industrial, miscellaneous and all other(2)	30	34	34

Total Common Stocks	39	44	44
Nonredeemable preferred stocks	375	371	371

Total Equity Securities	414	415	415

Mortgage Loans	1,995		1,995
Real Estate Held For Sale	55		55
Policy Loans	1,208		1,208
Short-Term Securities	3,053		3,053
Other Investments (3) (4) (5)	3,077		3,053

Total Investments	$41,532		$41,851

______________

(1)	Determined in accordance with methods described in Notes 1 and 4 of the Notes to Consolidated Financial Statements.

(2)	Excludes $57 million related party investment.

(3)	Excludes $987 million of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(4)	Also excludes $325 million fair value of investment in affiliated partnership interests.

(5)	Includes derivatives marked to market and recorded at fair value in the balance sheet.

35

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
($ in millions)

	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses(1)	Other policy claims and benefits payable	Premium revenue	Net investment income	Benefits, claims and losses(2)	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written

2001
Travelers Life & Annuity	$1,672	$33,475	$368	$957	$2,530	$2,534	$171	$154	$955
Primerica Life	1,789	3,044	144	1,145	301	507	208	217	1,157

Total	$3,461	$36,519	$512	$2,102	$2,831	$3,041	$379	$371	$2,112

2000
Travelers Life & Annuity	$1,291	$29,377	$321	$860	$2,450	$2,294	$166	$233	$859
Primerica Life	1,698	2,856	140	1,106	280	496	181	230	1,115

Total	$2,989	$32,233	$461	$1,966	$2,730	$2,790	$347	$463	$1,974

1999
Travelers Life & Annuity	$1,081	$26,958	$280	$656	$2,249	$1,954	$127	$322	$666
Primerica Life	1,607	2,734	158	1,072	257	488	188	197	1,080

Total	$2,688	$29,692	$438	$1,728	$2,506	$2,442	$315	$519	$1,746

______________

(1)	Includes contractholder funds.

(2)	Includes interest credited to contractholders.

36

THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV
REINSURANCE
($ in millions)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

2001
Life Insurance In Force	$510,457	$285,696	$3,636	$228,397	1.6%
Premiums:
Life insurance	2,378		—	2,026	—
Accident and health insurance	321	246	1	76	—
Property casualty	180	180	—	—	—

Total Premiums	$2,879	$778	$1	$2,102	—

2000
Life Insurance In Force	$480,958	$252,498	$3,692	$232,152	1.6%
Premiums:
Life insurance	2,106	330	—	1,776	—
Accident and health insurance	322	132	—	190	—
Property casualty	216	216	—	—	—

Total Premiums	$2,644	$678	$—	$1,966	—

1999
Life Insurance In Force	$457,541	$222,522	$3,723	$238,742	1.6%
Premiums:
Life insurance	1,768	313	—	1,455	—
Accident and health insurance	287	14	—	273	—
Property casualty	193	193	—	—	—

Total Premiums	$2,248	$520	$—	$1,728	—

37

                                     PART C

                                OTHER INFORMATION

Item 28.  FINANCIAL STATEMENTS AND EXHIBITS

(a)    The financial statements of the Registrant, as well as of The Travelers
       Growth and Income Stock Account for Variable Annuities, The Travelers
       Quality Bond Account for Variable Annuities, The Travelers Timed Growth
       and Income Stock Account for Variable Annuities, The Travelers Timed
       Short-Term Bond Account for Variable Annuities and The Travelers Timed
       Aggressive Stock Account for Variable Annuities, and the Reports of
       Independent Auditors thereto, are in the Annual Reports for the respective Accounts and are incorporated into the Statement of Additional
       Information. For each of the Accounts, these financial statements include the following as applicable:

              Statement of Assets and Liabilities as of December 31, 2001
              Statement of Operations for the year ended December 31, 2001
              Statements of Changes in Net Assets for the years ended December
              31, 2001 and 2000 Statement of Investments as of December 31, 2001
              Notes to Financial Statements

         The consolidated financial statements and schedules of The Travelers
         Insurance Company and subsidiaries and the reports of Independent
         Auditors are contained in the Statements of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

              Consolidated Statements of Income for the years ended December 31,
              2001, 2000 and 1999 Consolidated Balance Sheets as of December 31,
              2001 and 2000
              Consolidated Statements of Changes in Retained Earnings and
              Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2001, 2000 and 1999 Consolidated
              Statements of Cash Flows for the years ended December 31, 2001,
              2000 and 1999 Notes to Consolidated Financial Statements

(b)  Exhibits

1.        Resolution of The Travelers Insurance Company's Board of Directors
          authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 28 to the
          Registration Statement on Form N-3 filed April 19, 1996.)

2.        Rules and Regulations of the Registrant. (Incorporated herein by reference to Exhibit C to the Definitive Proxy Statement on Schedule
          14A filed March 9, 1999, Acession No. 0000950123-99-001978.)

3.        Custody Agreement between the Registrant and Chase Manhattan Bank, N.
          A., Brooklyn, New York. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 27 to the Registration Statement on
          Form N-3 filed April 26, 1995.)

4.        Investment Advisory Agreement between the Registrant and Travelers
          Asset Management International Corporation. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 28 to the
          Registration Statement on Form N-3 filed April 19, 1996.)

5(a).     Distribution and Management Agreement among the Registrant, The
          Travelers Insurance Company and Travelers Distribution LLC.
          (Incorporated herein by reference to Exhibit 5(a) to Post-Effective
          Amendment No. 73 to the Registration Statement on Form N-3, File No.
          2-27330, filed April 30, 2001.)

5(b).     Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
          to Post-Effective Amendment No. 1 to the Registration Statement on
          Form N-4 , File No. 333-27689, filed on April 6, 2001.)

6.        Example of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 29 to the
          Registration Statement on Form N-4, File No. 2-79529, filed April 19,
          1996.)

7.        Example of Application. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 29 to the Registration Statement on
          Form N-4, File No. 2-79529, filed April 19, 1996.)

8(a).     Charter of The Travelers Insurance Company, as amended on October 19,
          1994. (Incorporated herein by reference to Exhibit 3(a)(i) to the
          Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

8(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the
          Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

12.       Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Exhibit 12 to
          Post-Effective Amendment No. 30 to the Registration Statement on Form
          N-3 filed April 28, 1997.)

13.       Consent of KPMG LLP, Independent Auditors filed herewith.

16(b).    Schedule for Computation of Total Return Calculations - Standardized
          and Non-Standardized. (Incorporated herein by reference to Exhibit
          16(b) to Post-Effective Amendment No. 29 to the Registration Statement
          on Form N-3 filed April 28, 1997.)

17.       Code of Ethics - (Incorporated herein by reference to Exhibit 17 to
          Post-Effective Amendment No. 73 to the Registration Statement on Form
          N-3, File No. 2-27330, filed April 30, 2001.)

18.       Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill
          III, Lewis Mandell and Frances M. Hawk. (Incorporated herein by reference to Exhibit 18(a) to Post-Effective Amendment No. 28 to the
          Registration Statement on Form N-3 filed April 19, 1996.)

          Powers of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn
          Lammey. (Incorporated herein by reference to Exhibit 18 to
          Post-Effective Amendment No. 33 to the Registration Statement on Form
          N-3, filed April 28, 2000.)

          Powers of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for Glenn Lammey, Marla Berman Lewitus and William R.
          Hogan filed herewith. (Incorporated herein by reference to Exhibit 18 to Post-Effective Amendment No. 34 to the Registration Statement,
          filed April 30, 2001.)

          Power of Attorney authorizing Ernest J. Wright and Kathleen A. McGah as signatory for Kathleen A. Preston filed herewith.

Item 29.  DIRECTORS AND OFFICERS OF THE TRAVELERS INSURANCE COMPANY

Name and Principal                    Positions and Offices                                    Positions and Offices
BUSINESS ADDRESS                      WITH INSURANCE COMPANY                                   WITH REGISTRANT
---------------------------           ----------------------                                   -------------------------

George C. Kokulis*                    Director, President and                                       ----
                                      Chief Executive Officer
Glenn D. Lammey*                      Director, Chief Financial Officer,                            ----
                                      Chief Accounting Officer
Kathleen A. Preston*                  Director and Executive Vice President                         ----
Stuart Baritz***                      Senior Vice President                                         ----
Madelyn J. Lankton*                   Senior Vice President and                                     ----
                                      Chief Information Officer
Marla Berman Lewitus*                 Director, Senior Vice President                               ----
                                      and General Counsel
Brendan M. Lynch*                     Senior Vice President                                         ----
Warren H. May*                        Senior Vice President                                         ----
Laura A. Pantaleo*                    Senior Vice President                                         ----
David A. Tyson*                       Senior Vice President                                         ----
F. Denney Voss**                      Senior Vice President                                         ----
David A. Golino                       Vice President and Controller                            Principal Accounting
                                                                                               Officer
Donald R. Munson, Jr.*                Vice President                                                ----
Deanne Osgood*                        Vice President                                                ----
Tim W. Still*                         Vice President                                                ----
Anthony Cocolla                       Vice President                                                ----
Linn K. Richardson*                   Second Vice President and Actuary                             ----
Paul Weissman                         Second Vice President and Actuary                             ----
Ernest J. Wright*                     Vice President and Secretary                             Secretary to the
                                                                                               Board of Managers
Kathleen A. McGah*                    Assistant Secretary and                                  Assistant Secretary to
                                      Deputy General Counsel                                   Board of Managers

Principal Business Address:
*      The Travelers Insurance Company                               **    Citigroup Inc.
       One Tower Square                                                    399 Park Avenue
       Hartford, CT  06183                                                 New York, N.Y. 10048

***    Travelers Portfolio Group
       2 Tower Center
       East Brunswick, NJ 08816

Item 30.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
          REGISTRANT.

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-27689, filed April 19,
2002.

Item 31.  NUMBER OF CONTRACT OWNERS

As of February 28, 2002, 8,893 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 32.  INDEMNIFICATION

Pursuant to the provisions of Article IV, Section 4.4 of the Rules and
Regulations of the Registrant, indemnification is provided to members of the
Board of Managers, officers and employees of the Registrant in accordance with the standards established by Sections 33-770-33-778, inclusive of the
Connecticut General Statutes ("C.G.S.") relating to indemnification under the
Connecticut Stock Corporation Act.

Sections 33-770 et seq. of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1)
the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute)
that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant.
This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 33.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Information as to Officers and Directors of Travelers Asset Management
International Company LLC (TAMIC), the Investment Adviser for The Travelers
Growth and Income Stock Account for Variable Annuities, is in included in its
Form ADV (File No. 801-57536) filed with the Commission, which is incorporated herein by reference thereto.

Item 34.  PRINCIPAL UNDERWRITER

(a)          Travelers Distribution LLC
             One Tower Square
             Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD
II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV
for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The
Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF
for Variable Annuities, The Travelers Separate Account PF II for Variable
Annuities, The Travelers Separate Account QP for Variable Annuities, The
Travelers Separate Account TM for Variable Annuities, The Travelers Separate
Account TM II for Variable Annuities, The Travelers Separate Account Five for
Variable Annuities, The Travelers Separate Account Six for Variable Annuities,
The Travelers Separate Account Seven for Variable Annuities, The Travelers
Separate Account Eight for Variable Annuities, The Travelers Separate Account
Nine for Variable Annuities, The Travelers Separate Account Ten for Variable
Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund
UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life
Insurance, The Travelers Variable Life Insurance Separate Account One, The
Travelers Variable Life Insurance Separate Account Two, The Travelers Variable
Life Insurance Separate Account Three, The Travelers Variable Life Insurance
Separate Account Four, The Travelers Separate Account MGA, The Travelers
Separate Account MGA II, The Travelers Growth and Income Stock Account for
Variable Annuities, The Travelers Quality Bond Account for Variable Annuities,
The Travelers Timed Growth and Income Stock Account for Variable Annuities, The
Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers
Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable
Annuity Separate Account and First Citicorp Life Variable Annuity Separate
Account.

(b)      Name and Principal                               Positions and Offices
         BUSISNESS ADDRESS*                               WITH UNDERWRITER

         Kathleen A. Preston                              Board of Manager
         Glenn D. Lammey                                  Board of Manager
         William F. Scully III                            Board of Manager and Vice President
         Donald R. Munson, Jr.                            Board of Manager, President, Chief
                                                          Executive Officer and Chief Operating Officer
         Anthony Cocolla                                  Vice President
         Tim W. Still                                     Vice President
         John M. Laverty                                  Treasurer and Chief Financial Officer
         Ernest J. Wright                                 Secretary
         Kathleen A. McGah                                Assistant Secretary
         William D. Wilcox                                Assistant Secretary
         Ernest J. Wright                                 Assistant Secretary
         Alison K. George                                 Chief Compliance Officer
         John J. Williams, Jr.                            Director, Assistant Compliance Officer

*    The business address for all the above is: One Tower Square, Hartford, CT
     06183

(c)       Not  Applicable

Item 35.  LOCATION OF ACCOUNTS AND RECORDS

(1)       The Travelers Insurance Company One Tower Square Hartford, Connecticut
          06183

(2)       Chase Manhattan Bank, N. A. Chase MetroTech Center Brooklyn, New York
          11245

Item 36.  MANAGEMENT SERVICES

          Inapplicable.

Item 37.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a)       To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)       To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of
          Additional Information; and

(c)       To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.

The Company hereby represents:

(a)       That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the
          Company.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of
Connecticut, on the 30th day of April, 2002.

            THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
                                  (Registrant)

                                        By: *HEATH B. MCLENDON
                                            ----------------------
                                             Heath B. McLendon
                                             Chairman of the Board of Managers

As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April, 2002.

*HEATH B. MCLENDON                                            Chairman, Board of Managers
------------------------------------
    (Heath B. McLendon)

*KNIGHT EDWARDS                                               Member, Board of Managers
------------------------------------

    (Knight Edwards)

*ROBERT E. MCGILL, III                                        Member, Board of Managers
------------------------------------
    (Robert E. McGill, III)

*LEWIS MANDELL                                                Member, Board of Managers
------------------------------------
    (Lewis Mandell)

*FRANCES M. HAWK                                              Member, Board of Managers
------------------------------------
    (Frances M. Hawk)

*By: /s/Ernest J. Wright, Attorney-In-Fact
           Secretary, Board of Managers

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of
1940, the Registrant certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, State of
Connecticut, on the 30th day of April, 2002.

                         THE TRAVELERS INSURANCE COMPANY
                               (Insurance Company)

       `                                 By: *GLENN D. LAMMEY
                                            -----------------------------------
                                              Glenn D. Lammey
                                              Chief Financial Officer and
                                              Chief Accounting Officer

As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 30th day of April 2002.

*GEORGE C. KOKULIS                                Director, President and Chief Executive Officer
------------------------------------
  (George C. Kokulis)                             (Principal Executive Officer)

*GLENN D. LAMMEY                                  Director, Chief Financial Officer,
------------------------------------
  (Glenn D. Lammey)                               Chief Accounting Officer
                                                  (Principal Financial Officer)

*MARLA BERMAN LEWITUS                             Director
------------------------------------
  (Marla Berman Lewitus)

*KATHLEEN A. PRESTON                              Director
------------------------------------
  (Kathleen A. Preston)

*  By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX
                                  -------------

Exhibit
  NO.             DESCRIPTION                                                                        METHOD OF FILING
-------           -----------                                                                        ----------------

13.               Consent of KPMG LLP, Independent Auditors.                                         Electronically

18.               Power of Attorney authorizing Ernest J. Wright or Kathleen A.                      Electronically
                  McGah as signatory for Kathleen A. Preston.